ICON BOND FUND
FUND SUMMARIES ICON BOND FUND
Investment Objective/Goals
Seeks maximum total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 51 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 59 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ICON BOND FUND (USD $)		Class A, ICON Bond Fund		Class C, ICON Bond Fund	Class S, ICON Bond Fund
Shareholder Fees Column [Text]		Class A		Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	[1]	4.75%	[2],[3]	none	none	[4]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	[1]	1.00%	[2],[3]	0.85%	none	[4]
Redemption Fee ($15 fee applicable for wire redemptions only)		none	[2],[3]	none	none	[4]
[1]	The Maximum Sales Charge (Load) and the Maximum Deferred Sales Charge (Load) will not be applied to grandfathered pre-merger Class I shareholders.
[2]	Effective with this Prospectus, Class I is being merged with and into Class A.
[3]	The information presented is as of September 30, 2011 (the Fund's fiscal year end) for Class A before the share class merger.
[4]	Effective with this Prospectus, Class Z is being renamed Class S.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ICON BOND FUND		Class A, ICON Bond Fund		Class C, ICON Bond Fund	Class S, ICON Bond Fund
Management Fees		0.60%	[1],[2]	0.60%	0.60%	[3]
Distribution and/or Service (12b-1) Fees		0.25%	[1],[2]	0.85%	none	[3]
Other Expenses		4.98%	[1],[2]	0.71%	0.54%	[3]
Expense Recoupments	[4]		[1],[2]		0.04%	[3]
Total Annual Fund Operating Expenses		5.83%	[1],[2]	2.16%	1.18%	[3]
Expense Reimbursements	[4]	(4.82%)	[1],[2]	(0.56%)	(0.43%)	[3]
Total Annual Fund Operating Expenses	[5]	1.01%	[1],[2]	1.60%	0.75%	[3]
[1]	Effective with this Prospectus, Class I is being merged with and into Class A.
[2]	The information presented is as of September 30, 2011 (the Fund's fiscal year end) for Class A before the share class merger.
[3]	Effective with this Prospectus, Class Z is being renamed Class S.
[4]	During the year-ended September 30, 2011, ICON Advisers waived $4,226 and recouped $404 of Class S expenses. At September 30, 2011, Class S was recouping expenses.
[5]	ICON Advisers has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.00%, an annual rate for Class C of 1.60%, and an annual rate of 0.75% for Class S. This expense limitation agreement may be terminated at any time after January 31, 2013 for Class A and January 31, 2021 for Class C and Class S upon 30 days written notice of termination to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any expenses waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ICON BOND FUND (USD $)	Expense Example, By Year, Column [Text]	1 Year		3 Years		5 Years		10 Years
Class A, ICON Bond Fund	Class A	668	[1]	1,718	[1]	2,845	[1]	5,580	[1]
Class C, ICON Bond Fund	Class C	248		505		871		1,977
Class S, ICON Bond Fund	Class S	77		240		417		994
[1]	The information presented is as of September 30, 2011 (the Fund's fiscal year end) for Class A before the share class merger.

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
ICON BOND FUND Class C, ICON Bond Fund	Class C	163	505	871	1,977

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32.13% of the average value of the portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in a broad range of U.S. dollar-denominated bonds. These include corporate bonds, notes and debentures, as well as U.S. government and agency securities. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice. The Fund generally invests in investment-grade securities, although the Fund may invest up to 25% of its assets in lower-rated securities. There is no limit on the Fund’s average maturity or on the maturity of any individual issues in the Fund.
Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Interest Rate Risk. Bond prices tend to move inversely with changes in interest rates. For example, when interest rates rise, bond prices generally fall. Securities with longer maturities are more sensitive to changes in interest rates. Performance could also be affected if unexpected interest rate trends cause the Fund’s mortgage or asset-backed securities to be paid off substantially earlier or later than expected. Slower payoffs effectively increase maturity, also heightening interest rate risk. When interest rates fall, many mortgages are refinanced and mortgage-backed securities may be repaid early. As a result, the Fund may not experience the increase in market value from these securities that normally accompanies a decline in interest rates.

Credit Risk. The Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. Failure of an issuer to make timely payments of principal and interest or a decline or perception of decline in the credit quality of a bond can cause a bond’s price to fall, potentially affecting the Fund’s share price.

Changes in Debt Ratings. If a rating agency gives a debt security a lower rating, the value of the security may decline because investors may demand a higher rate of return.

High Yield Risk. The Fund may invest in high yield securities (commonly known as “junk bonds”) which may be subject to greater levels of interest rate, credit and liquidity risk than investment grade securities. These securities may be considered speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for junk bonds and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its investment in the issue.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investment in less liquid securities may reduce the Fund’s returns because it may be unable to sell the less liquid security at an advantageous time or price.

Call Risk. Some debt securities allow the issuer to repay the obligation early; these are referred to as “callable securities.” Issuers will often repay the obligation underlying a callable security when interest rates are low. To the extent that the Fund holds callable securities and the issuer repays the securities early, the Fund may not benefit fully from the increase in value that other debt securities experience when rates decline. In addition, the Fund likely would have to reinvest the proceeds of the payoff at current yields, which will likely be lower than those paid by the callable security that was paid off.

Government Agency Securities Risk. Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Government National Mortgage Association (“Ginnie Mae”) is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veteran Affairs. Government-related guarantors are not backed by the full faith and credit of the U.S. government and include the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae, but are not backed by the full faith and credit of the U.S. government. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. government.

Market Risk. The Fund’s overall risk level will depend on the market sectors in which the Fund is invested and the current interest rate, liquidity conditions, and credit quality of such sectors. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class C shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class C Shares
Best Quarter: Q2 2009 6.49% Worst Quarter: Q3 2008 -4.16%

The bar chart above does not reflect any sales charges. If those charges were reflected, returns would be less than those shown.
Average Annual Total Returns for the Periods ended 12/31/11
Average Annual Total Returns ICON BOND FUND	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception Date	1 Year		5 Years		Since Inception
Return Before Taxes Class C, ICON Bond Fund	ICON Bond Fund Class C	Return Before Taxes		Oct 21, 2002	1.18%		4.66%		4.51%
Return Before Taxes Class A, ICON Bond Fund	ICON Bond Fund Class A			Sep 30, 2010	(2.28%)	[1]		[1]	(2.67%)	[1]
Return Before Taxes Class S, ICON Bond Fund	ICON Bond Fund Class S			May 6, 2004	2.89%		5.53%		4.89%
Return After Taxes on Distributions Class C, ICON Bond Fund	ICON Bond Fund Class C	Return After Taxes on Distributions		Oct 21, 2002	(0.40%)		3.11%		3.06%
Return After Taxes on Distributions and Sale of Fund Shares Class C, ICON Bond Fund	ICON Bond Fund Class C	Return After Taxes on Distributions and Sale of Fund Shares		Oct 21, 2002	1.11%		3.12%		3.03%
Barclays Capital U.S. Universal Index Excluding Mortgage-Backed Securities (ex-MBS) Class C, ICON Bond Fund	ICON Bond Fund Class C	Barclays Capital U.S. Universal Index Excluding Mortgage-Backed Securities (ex-MBS)	(reflects no deduction for fees, expenses, or taxes)	Oct 21, 2002	7.86%		6.22%		6.08%
Barclays Capital U.S. Universal Index (ex-MBS) Class A, ICON Bond Fund	ICON Bond Fund Class A	Barclays Capital U.S. Universal Index (ex-MBS)	(reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	7.86%				4.93%
Barclays Capital U.S. Universal Index (ex-MBS) Class S, ICON Bond Fund	ICON Bond Fund Class S	Barclays Capital U.S. Universal Index (ex-MBS)	(reflects no deduction for fees, expenses, or taxes)	May 6, 2004	7.86%		6.22%		5.81%
[1]	Class I merged with and into Class A effective January 23, 2012. The information presented in the table is that of Class A before the merger.

After-tax performance is shown only for the Fund’s Class C shares. After-tax performance for the Fund’s Class A and Class S shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON EQUITY INCOME FUND
ICON EQUITY INCOME FUND
Investment Objective/Goals
Seeks modest capital appreciation and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 51 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 59 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ICON EQUITY INCOME FUND (USD $)		Class A, ICON Equity Income Fund		Class C, ICON Equity Income Fund	Class S, ICON Equity Income Fund
Shareholder Fees Column [Text]		Class A		Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	[1]	5.75%	[2],[3]	none	none	[4]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	[1]	1.00%	[2],[3]	1.00%	none	[4]
Redemption Fee ($15 fee applicable for wire redemptions only)		none	[2],[3]	none	none	[4]
[1]	The Maximum Sales Charge (Load) and the Maximum Deferred Sales Charge (Load) will not be applied to grandfathered pre-merger Class I shareholders.
[2]	Effective with this Prospectus, Class I is being merged with and into Class A.
[3]	The information presented is as of September 30, 2011 (the Fund's fiscal year end) for Class A before the share class merger.
[4]	Effective with this Prospectus, Class Z is being renamed Class S.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ICON EQUITY INCOME FUND		Class A, ICON Equity Income Fund		Class C, ICON Equity Income Fund	Class S, ICON Equity Income Fund
Management Fees		0.75%	[1],[2]	0.75%	0.75%	[3]
Distribution and/or Service (12b-1) Fees		0.25%	[1],[2]	1.00%	none	[3]
Other Expenses		0.91%	[1],[2]	0.78%	2.84%	[3]
Expense Recoupments	[4]		[1],[2]		0.40%	[3]
Total Annual Fund Operating Expenses		1.91%	[1],[2]	2.53%	3.99%	[3]
Expense Reimbursements	[4]	(0.46%)	[1],[2]	(0.33%)	(2.79%)	[3]
Total Annual Fund Operating Expenses	[5]	1.45%	[1],[2]	2.20%	1.20%	[3]
[1]	Effective with this Prospectus, Class I is being merged with and into Class A.
[2]	The information presented is as of September 30, 2011 (the Fund's fiscal year end) for Class A before the share class merger.
[3]	Effective with this Prospectus, Class Z is being renamed Class S.
[4]	During the year-ended September 30, 2011, ICON Advisers waived $3,616 and recouped $522 of Class S expenses. At September 30, 2011 Class S was recouping expenses.
[5]	ICON Advisers has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.45%, an annual rate for Class C of 2.20%, and an annual rate of 1.20% for Class S. This expense limitation may be terminated at any time after January 31, 2021 upon 30 days' written notice of termination to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ICON EQUITY INCOME FUND (USD $)	Expense Example, By Year, Column [Text]	1 Year		3 Years		5 Years		10 Years
Class A, ICON Equity Income Fund	Class A	808	[1]	1,007	[1]	1,321	[1]	2,270	[1]
Class C, ICON Equity Income Fund	Class C	323		688		1,179		2,575
Class S, ICON Equity Income Fund	Class S	122		381		660		1,845
[1]	The information presented is as of September 30, 2011 (the Fund's fiscal year end) for Class A before the share class merger.

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
ICON EQUITY INCOME FUND Class C, ICON Equity Income Fund	Class C	223	688	1,179	2,575

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 142.75% of the average value of the portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization, including convertible and preferred securities, and in securities issued by dividend-paying companies. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice. The Fund generally invests in U.S. government agencies or government sponsored enterprises and investment-grade securities, although the Fund may invest up to 25% of its total assets in lower-rated securities.
Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Credit Risk. The Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. Failure of an issuer to make timely payments of principal and interest or a decline or perception of decline in the credit quality of a convertible security can cause a convertible security’s price to fall, potentially lowering the Fund’s share price.

Changes in Debt Ratings. If a rating agency gives a convertible security a lower rating, the value of the security may decline because investors will demand a higher rate of return.

Interest Rate Risk. Prices of convertible securities tend to move inversely with changes in interest rates. For example, when interest rates rise, prices of convertible securities generally fall. Securities with longer maturities tend to be more sensitive to changes in interest rates. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive to interest rate changes than a fixed-rate corporate bond.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Government Agency Securities Risk. Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Government National Mortgage Association (“Ginnie Mae”) is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veteran Affairs. Government-related guarantors are not backed by the full faith and credit of the U.S. government and include the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae, but are not backed by the full faith and credit of the U.S. government. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. government.

Foreign Investment Risk. Up to 20% of the Fund’s net assets may be invested in foreign securities. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid than U.S. stock markets.

Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class C shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class C Shares
Best Quarter: Q3 2009 19.84% Worst Quarter: Q4 2008 -22.79%

The bar chart above does not reflect any sales charges. If those charges were reflected, returns would be less than those shown.
Average Annual Total Returns for the Periods ended 12/31/11
Average Annual Total Returns ICON EQUITY INCOME FUND	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception Date	1 Year		5 Years		Since Inception
Return Before Taxes Class C, ICON Equity Income Fund	ICON Equity Income Fund Class C	Return Before Taxes		Nov 8, 2002	(3.80%)		(1.43%)		5.07%
Return Before Taxes Class A, ICON Equity Income Fund	ICON Equity Income Fund Class A			May 31, 2006	(7.72%)	[1]	(1.87%)	[1]	(0.52%)	[1]
Return Before Taxes Class S, ICON Equity Income Fund	ICON Equity Income Fund Class S			May 10, 2004	(1.87%)		(0.43%)		3.71%
Return After Taxes on Distributions Class C, ICON Equity Income Fund	ICON Equity Income Fund Class C	Return After Taxes on Distributions		Nov 8, 2002	(4.41%)		(2.42%)		4.17%
Return After Taxes on Distributions and Sale of Fund Shares Class C, ICON Equity Income Fund	ICON Equity Income Fund Class C	Return After Taxes on Distributions and Sale of Fund Shares		Nov 8, 2002	(2.25%)		(1.51%)		4.22%
S&P Composite 1500 Index Class C, ICON Equity Income Fund	ICON Equity Income Fund Class C	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	Nov 8, 2002	1.75%		0.11%		6.35%
S&P Composite 1500 Index Class A, ICON Equity Income Fund	ICON Equity Income Fund Class A	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	May 31, 2006	1.75%		0.11%		2.16%
S&P Composite 1500 Index Class S, ICON Equity Income Fund	ICON Equity Income Fund Class S	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	May 10, 2004	1.75%		0.11%		4.44%
[1]	Class I merged with and into Class A effective January 23, 2012. The information presented in the table is that of Class A before the merger.

After-tax performance is shown only for the Fund’s Class C shares. After-tax performance for the Fund’s Class A and Class S shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON FUND
ICON FUND (Formerly, ICON Core Equity Fund)
Investment Objective/Goals
Seeks capital appreciation,
with a secondary objective of capital preservation to provide long-term growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 51 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 59 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ICON FUND (USD $)		Class A, ICON Fund		Class C, ICON Fund	Class S, ICON Fund
Shareholder Fees Column [Text]		Class A		Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	[1]	5.75%	[2],[3]	none	none	[4]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	[1]	1.00%	[2],[3]	1.00%	none	[4]
Redemption Fee ($15 fee applicable for wire redemptions only)		none	[2],[3]	none	none	[4]
[1]	The Maximum Sales Charge (Load) and the Maximum Deferred Sales Charge (Load) will not be applied to grandfathered pre-merger Class I shareholders.
[2]	Effective with this Prospectus, Class I is being merged with and into Class A.
[3]	The information presented is as of September 30, 2011 (the Fund's fiscal year end) for Class A before the share class merger.
[4]	Effective with this Prospectus, Class Z is being renamed Class S.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ICON FUND		Class A, ICON Fund		Class C, ICON Fund	Class S, ICON Fund
Management Fees		0.75%	[1],[2]	0.75%	0.75%	[3]
Distribution and/or Service (12b-1) Fees		0.25%	[1],[2]	1.00%	none	[3]
Other Expenses		1.52%	[1],[2]	0.52%	1.77%	[3]
Total Annual Fund Operating Expenses		2.52%	[1],[2]	2.27%	2.52%	[3]
Expense Reimbursements		(1.02%)	[1],[2]	(0.02%)	(1.27%)	[3]
Total Annual Fund Operating Expenses	[4][5]	1.50%	[1],[2]	2.25%	1.25%	[3]
[1]	Effective with this Prospectus, Class I is being merged with and into Class A.
[2]	The information presented is as of September 30, 2011 (the Fund's fiscal year end) for Class A before the share class merger.
[3]	Effective with this Prospectus, Class Z is being renamed Class S.
[4]	Effective January 23, 2012, ICON Advisers has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.50%, an annual rate for Class C of 2.25%, and an annual rate of 1.25% for Class S. This expense limitation agreement may be terminated at any time after January 31, 2013 upon 30 days written notice of termination to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any expenses waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.
[5]	Restated from the most recent fiscal year end to reflect the current expense limitation agreement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ICON FUND (USD $)	Expense Example, By Year, Column [Text]	1 Year		3 Years		5 Years		10 Years
Class A, ICON Fund	Class A	813	[1]	1,223	[1]	1,752	[1]	3,194	[1]
Class C, ICON Fund	Class C	328	[1]	707	[1]	1,213	[1]	2,603	[1]
Class S, ICON Fund	Class S	127	[1]	663	[1]	1,226	[1]	2,760	[1]
[1]	The information presented is as of September 30, 2011 (the Fund's fiscal year end) amended to reflect the current expense limitation agreement and for Class A before the share class merger.

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year		3 Years		5 Years		10 Years
ICON FUND Class C, ICON Fund	Class C	228	[1]	707	[1]	1,213	[1]	2,603	[1]
[1]	The information presented is as of September 30, 2011 (the Fund's fiscal year end) amended to reflect the current expense limitation agreement and for Class A before the share class merger.

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57.93% of the average value of the portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities traded in the U.S. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Foreign Investment Risk. Up to 20% of the Fund’s net assets may be invested in foreign securities. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid than U.S. stock markets.

Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class C shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class C Shares
Best Quarter: Q2 2003 20.57% Worst Quarter: Q4 2008 -29.35%

The bar chart above does not reflect any sales charges. If those charges were reflected, returns would be less than those shown.
Average Annual Total Returns for the Periods ended 12/31/11
Average Annual Total Returns ICON FUND	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception Date	1 Year		5 Years		10 Years		Since Inception
Return Before Taxes Class C, ICON Fund	ICON Fund (Formerly, ICON Core Equity Fund) Class C	Return Before Taxes		Nov 28, 2000	(5.20%)		(6.64%)		(0.62%)		0.80%
Return Before Taxes Class A, ICON Fund	ICON Fund Class A			May 31, 2006	(9.84%)	[1]	(7.88%)	[1]		[1]	(6.94%)	[1]
Return Before Taxes Class S, ICON Fund	ICON Fund Class S			May 6, 2004	(4.38%)		(6.26%)				0.08%
After Taxes on Distributions Class C, ICON Fund	ICON Fund (Formerly, ICON Core Equity Fund) Class C	Return After Taxes on Distributions		Nov 28, 2000	(5.20%)		(7.07%)		(1.02%)		0.35%
After Taxes on Distributions and Sales Class C, ICON Fund	ICON Fund (Formerly, ICON Core Equity Fund) Class C	Return After Taxes on Distributions and Sale of Fund Shares		Nov 28, 2000	(3.38%)		(5.57%)		(0.51%)		0.65%
S&P Composite 1500 Index Class C, ICON Fund	ICON Fund (Formerly, ICON Core Equity Fund) Class C	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	Nov 28, 2000	1.75%		0.11%		3.40%		1.98%
S&P Composite 1500 Index Class A, ICON Fund	ICON Fund Class A	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	May 31, 2006	1.75%		0.11%				2.16%
S&P Composite 1500 Index Class S, ICON Fund	ICON Fund Class S	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	May 6, 2004	1.75%		0.11%				4.07%
[1]	Class I merged with and into Class A effective January 23, 2012. The information presented in the table is that of Class A before the merger.

After-tax performance is shown only for the Fund’s Class C shares. After-tax performance for the Fund’s Class A and Class S shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON LONG/SHORT FUND
ICON LONG/SHORT FUND
Investment Objective/Goals
Seeks capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 51 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 59 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ICON LONG/SHORT FUND (USD $)		Class A, ICON Long/Short Fund		Class C, ICON Long/Short Fund	Class S, ICON Long/Short Fund
Shareholder Fees Column [Text]		Class A		Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	[1]	5.75%	[2],[3]	none	none	[4]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	[1]	1.00%	[2],[3]	1.00%	none	[4]
Redemption Fee ($15 fee applicable for wire redemptions only)		none	[2],[3]	none	none	[4]
[1]	The Maximum Sales Charge (Load) and the Maximum Deferred Sales Charge (Load) will not be applied to grandfathered pre-merger Class I shareholders.
[2]	Effective with this Prospectus, Class I is being merged with and into Class A.
[3]	The information presented is as of September 30, 2011 (the Fund's fiscal year end) for Class A before the share class merger.
[4]	Effective with this Prospectus, Class Z is being renamed Class S.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ICON LONG/SHORT FUND		Class A, ICON Long/Short Fund		Class C, ICON Long/Short Fund	Class S, ICON Long/Short Fund
Management Fees		0.85%	[1],[2]	0.85%	0.85%	[3]
Distribution and/or Service (12b-1) Fees		0.25%	[1],[2]	1.00%	none	[3]
Other Expenses		2.13%	[1],[2]	1.29%	6.11%	[3]
Expense Recoupments	[4]		[1],[2]		0.80%	[3]
Total Annual Fund Operating Expenses		3.23%	[1],[2]	3.14%	7.76%	[3]
Expense Reimbursements	[4]	(1.32%)	[1],[2]	(0.44%)	(6.11%)	[3]
Total Annual Fund Operating Expenses	[5]	1.91%	[1],[2]	2.70%	1.65%	[3]
[1]	Effective with this Prospectus, Class I is being merged with and into Class A.
[2]	The information presented is as of September 30, 2011 (the Fund's fiscal year end) for Class A before the share class merger.
[3]	Effective with this Prospectus, Class Z is being renamed Class S.
[4]	During the year-ended September 30, 2011, ICON Advisers waived $3,881 and recouped $509 of Class S expenses. At September 30, 2011, Class S was recouping expenses.
[5]	ICON Advisers has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage, dividends on short sales and extraordinary expenses) to an annual rate for Class A of 1.55%, an annual rate for Class C of 2.30%, and an annual rate of 1.25% for Class S. This expense limitation may be terminated at any time after January 31, 2021 upon 30 days' written notice of termination to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ICON LONG/SHORT FUND (USD $)	Expense Example, By Year, Column [Text]	1 Year		3 Years		5 Years		10 Years
Class A, ICON Long/Short Fund	Class A	852	[1]	1,140	[1]	1,546	[1]	2,841	[1]
Class C, ICON Long/Short Fund	Class C	373		838		1,429		3,085
Class S, ICON Long/Short Fund	Class S	168		520		896		2,757
[1]	The information presented is as of September 30, 2011 (the Fund's fiscal year end) for Class A before the share class merger.

You would pay the following expenses if you did not redeem your Class C shares.
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
ICON LONG/SHORT FUND Class C, ICON Long/Short Fund	Class C	273	838	1,429	3,085

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67.28% of the average value of the portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests in equity securities of companies of any market capitalization and traded in U.S. markets. The Fund will generally take long positions in equity securities identified as undervalued and take short positions in equity securities identified as overvalued. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice. Each long or short position will be determined by considering the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio.
Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Short Sale Risk. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited. By contrast, the Fund’s loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot drop below zero.

Segregated Account Risk. Until the Fund replaces a borrowed security, it is required to maintain a segregated account of cash or highly liquid securities with a broker or custodian to cover the Fund’s short position. Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. As a result, there is the possibility that segregation of a large percentage of the Fund’s assets could affect its portfolio management.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Foreign Investment Risk. Up to 20% of the Fund’s net assets may be invested in foreign securities. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid than U.S. stock markets.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class C shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class C Shares
Best Quarter: Q2 2003 24.04% Worst Quarter: Q4 2008 -20.17%

The bar chart above does not reflect any sales charges. If those charges were reflected, returns would be less than those shown.
Average Annual Total Returns for the Periods ended 12/31/11
Average Annual Total Returns ICON LONG/SHORT FUND	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception Date	1 Year		5 Years		Since Inception
Return Before Taxes Class C, ICON Long/Short Fund	ICON Long/Short Fund Class C	Return Before Taxes		Oct 17, 2002	(0.50%)		(5.48%)		2.86%
Return Before Taxes Class A, ICON Long/Short Fund	ICON Long/Short Fund Class A			May 31, 2006	(4.62%)	[1]	(5.91%)	[1]	(4.86%)	[1]
Return Before Taxes Class S, ICON Long/Short Fund	ICON Long/Short Fund Class S			May 6, 2004	1.51%		(4.59%)		0.74%
After Taxes on Distributions Class C, ICON Long/Short Fund	ICON Long/Short Fund Class C	Return After Taxes on Distributions		Oct 17, 2002	(0.50%)		(5.72%)		2.56%
After Taxes on Distributions and Sales Class C, ICON Long/Short Fund	ICON Long/Short Fund Class C	Return After Taxes on Distributions and Sale of Fund Shares		Oct 17, 2002	(0.32%)		(4.59%)		2.44%
S&P Composite 1500 Index Class C, ICON Long/Short Fund	ICON Long/Short Fund Class C	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	Oct 17, 2002	1.75%		0.11%		6.51%
S&P Composite 1500 Index Class A, ICON Long/Short Fund	ICON Long/Short Fund Class A	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	May 31, 2006	1.75%		0.11%		2.16%
S&P Composite 1500 Index Class S, ICON Long/Short Fund	ICON Long/Short Fund Class S	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	May 6, 2004	1.75%		0.11%		4.07%
[1]	Class I merged with and into Class A effective January 23, 2012. The information presented in the table is that of Class A before the merger.

After-tax performance is shown only for the Fund’s Class C shares. After-tax performance for the Fund’s Class A and Class S shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON RISK-MANAGED EQUITY FUND
ICON RISK-MANAGED EQUITY FUND
Investment Objective/Goals
Seeks modest capital appreciation and to maximize realized gains.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 51 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 59 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ICON RISK-MANAGED EQUITY FUND (USD $)		Class A, ICON Risk-Managed Equity Fund		Class C, ICON Risk-Managed Equity Fund	Class S, ICON Risk-Managed Equity Fund
Shareholder Fees Column [Text]		Class A		Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	[1]	5.75%	[2],[3]	none	none	[4]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	[1]	1.00%	[2],[3]	1.00%	none	[4]
Redemption Fee ($15 fee applicable for wire redemptions only)		none	[2],[3]	none	none	[4]
[1]	The Maximum Sales Charge (Load) and the Maximum Deferred Sales Charge (Load) will not be applied to grandfathered pre-merger Class I shareholders.
[2]	Effective with this Prospectus, Class I is being merged with and into Class A.
[3]	The information presented is as of September 30, 2011 (the Fund's fiscal year end) for Class A before the share class merger.
[4]	Effective with this Prospectus, Class Z is being renamed Class S.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ICON RISK-MANAGED EQUITY FUND		Class A, ICON Risk-Managed Equity Fund		Class C, ICON Risk-Managed Equity Fund	Class S, ICON Risk-Managed Equity Fund
Management Fees		0.75%	[1],[2]	0.75%	0.75%	[3]
Distribution and/or Service (12b-1) Fees		0.25%	[1],[2]	1.00%	none	[3]
Other Expenses		1.08%	[1],[2]	1.20%	5.63%	[3]
Expense Recoupments	[4]		[1],[2]		0.84%	[3]
Total Annual Fund Operating Expenses		2.08%	[1],[2]	2.95%	7.22%	[3]
Expense Reimbursements	[4]	(0.60%)	[1],[2]	(0.72%)	(5.99%)	[3]
Total Annual Fund Operating Expenses	[5]	1.48%	[1],[2]	2.23%	1.23%	[3]
[1]	Effective with this Prospectus, Class I is being merged with and into Class A.
[2]	The information presented is as of September 30, 2011 (the Fund's fiscal year end) for Class A before the share class merger.
[3]	Effective with this Prospectus, Class Z is being renamed Class S.
[4]	During the year-ended September 30, 2011, ICON Advisers waived $3,771 and recouped $530 of Class S expenses and waived $52,800. At September 30, 2011, Class S was recouping expenses.
[5]	ICON Advisers has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.45%, an annual rate for Class C of 2.20%, and an annual rate of 1.20% for Class S. This expense limitation may be terminated at any time after January 31, 2021 upon 30 days' written notice of termination to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ICON RISK-MANAGED EQUITY FUND (USD $)	Expense Example, By Year, Column [Text]	1 Year		3 Years		5 Years		10 Years
Class A, ICON Risk-Managed Equity Fund	Class A	811	[1]	1,016	[1]	1,336	[1]	2,320	[1]
Class C, ICON Risk-Managed Equity Fund	Class C	326		697		1,194		2,655
Class S, ICON Risk-Managed Equity Fund	Class S	125		390		675		2,308
[1]	The information presented is as of September 30, 2011 (the Fund's fiscal year end) for Class A before the share class merger.

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
ICON RISK-MANAGED EQUITY FUND Class C, ICON Risk-Managed Equity Fund	Class C	226	697	1,194	2,655

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67.61% of the average value of its whole portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It seeks modest capital appreciation by normally investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities traded in U.S. markets, including common stocks and preferred stocks of any market capitalization. To manage the risk of holding equity securities, the Fund may write call options or purchase puts on the securities in the portfolio or indexes. The Fund may also purchase exchange traded funds and other derivatives.
Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Correlation Risk. The effectiveness of the Fund’s index option-based risk management strategy may be reduced if the performance of the Fund’s equity portfolio does not correlate to that of the index underlying its option positions.

Options Risk. Investments in call options involve certain risks. These risks include:

  Limited Gains. By selling a call option, the Fund may forego the opportunity to benefit from an increase in price of the underlying stock or index above the exercise price, but continue to bear the risk of a decline in the value of the underlying stock or index. While the Fund receives a premium for writing the call option, the price the Fund realizes from the sale of stock or exposure to the underlying index upon exercise of the option could be substantially below its prevailing market price.
  Lack of Liquidity for the Option. A liquid market may not exist for the option. If the Fund is not able to close out the options transaction, the Fund will not be able to sell the underlying security until the option expires or is exercised.
  Lack of Liquidity for the Security. The Fund’s investment strategy may also result in a lack of liquidity of the purchase and sale of portfolio securities. Because the Fund may generally hold the stocks or exposure to the index underlying the option, the Fund may be less likely to sell the stocks in its portfolio to take advantage of new investment opportunities. This risk is less likely to be prevalent on options that are written on an index.

Tax Consequences. The sale of call options generates premiums. These premiums typically will result in short-term capital gains to the Fund for federal and state income tax purposes. Transactions involving the disposition of the Fund’s underlying securities (whether pursuant to the exercise of a call option or otherwise) will give rise to capital gains or losses. Due to the tax treatment of securities on which call options have been written, the majority, if not all, of the gains from the sale of the underlying security will be short-term capital gains. Short-term capital gains are usually taxable as ordinary income when distributed to shareholders. Because the Fund does not have control over the exercise of the call options it writes, shareholder redemptions or corporate events involving its equity securities investments (such as mergers, acquisitions or reorganizations), may force it to realize capital gains or losses at inopportune times. The Fund intends to make quarterly distributions of income (versus capital gains), if any.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies, which may involve greater risk of loss and price fluctuation than larger and more established companies. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

Foreign Investment Risk. Up to 20% of the Fund’s net assets may be invested in foreign securities. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid than U.S. stock markets.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class C shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class C Shares
Best Quarter: Q2 2003 16.87% Worst Quarter: Q1 2009 -15.37%

The bar chart above does not reflect any sales charges. If those charges were reflected, returns would be less than those shown.
Average Annual Total Returns for the Periods ended 12/31/11
Average Annual Total Returns ICON RISK-MANAGED EQUITY FUND	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception Date	1 Year		5 Years		Since Inception
Return Before Taxes Class C, ICON Risk-Managed Equity Fund	ICON Risk-Managed Equity Fund Class C	Return Before Taxes		Nov 21, 2002	(3.63%)		(1.00%)		3.30%
Return Before Taxes Class A, ICON Risk-Managed Equity Fund	ICON Risk-Managed Equity Fund Class A			May 31, 2006	(7.63%)	[1]	(1.40%)	[1]	(0.39%)	[1]
Return Before Taxes Class S, ICON Risk-Managed Equity Fund	ICON Risk-Managed Equity Fund Class S			May 6, 2004	(1.69%)		none		2.31%
Return After Taxes on Distributions Class C, ICON Risk-Managed Equity Fund	ICON Risk-Managed Equity Fund Class C	Return After Taxes on Distributions		Nov 21, 2002	(3.65%)		(2.14%)		2.22%
Return After Taxes on Distributions and Sale of Fund Shares Class C, ICON Risk-Managed Equity Fund	ICON Risk-Managed Equity Fund Class C	Return After Taxes on Distributions and Sale of Fund Shares		Nov 21, 2002	(2.33%)		(1.42%)		2.31%
S&P Composite 1500 Index Class C, ICON Risk-Managed Equity Fund	ICON Risk-Managed Equity Fund Class C	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	Nov 21, 2002	1.75%		0.11%		5.87%
S&P Composite 1500 Index Class A, ICON Risk-Managed Equity Fund	ICON Risk-Managed Equity Fund Class A	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	May 31, 2006	1.75%		0.11%		2.16%
S&P Composite 1500 Index Class S, ICON Risk-Managed Equity Fund	ICON Risk-Managed Equity Fund Class S	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	May 6, 2004	1.75%		0.11%		4.07%
[1]	Class I merged with and into Class A effective January 23, 2012. The information presented in the table is that of Class A before the merger.

After-tax performance is shown only for the Fund’s Class C shares. After-tax performance for the Fund’s Class A and Class S shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ICON ASIA-PACIFIC REGION FUND
FUND SUMMARIES ICON ASIA-PACIFIC REGION FUND
Investment Objective/Goals
Seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 37 of the Fund’s prospectus, and in “Sales Charge” on page 64 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ICON ASIA-PACIFIC REGION FUND (USD $)	Class A, ICON Asia-Pacific Region Fund	Class C, ICON Asia-Pacific Region Fund	Class S, ICON Asia-Pacific Region Fund
Shareholder Fees Column [Text]	Class A	Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	1.00%	none
Redemption Fee ($15 fee applicable for wire redemptions only)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ICON ASIA-PACIFIC REGION FUND		Class A, ICON Asia-Pacific Region Fund	Class C, ICON Asia-Pacific Region Fund	Class S, ICON Asia-Pacific Region Fund
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		1.80%	2.40%	0.59%
Total Annual Fund Operating Expenses		3.05%	4.40%	1.59%
Expense Reimbursements		(1.24%)	(1.85%)
Total Annual Fund Operating Expenses	[1]	1.81%	2.55%	1.59%
[1]	ICON Advisers has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.80% and Class C of 2.55%. This expense limitation may be terminated at any time after January 31, 2021 upon 30 days written notice of termination to the Fund's Board of Trustees. ICON is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ICON ASIA-PACIFIC REGION FUND (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, ICON Asia-Pacific Region Fund	Class A	842	1,112	1,499	2,735
Class C, ICON Asia-Pacific Region Fund	Class C	358	793	1,355	3,112
Class S, ICON Asia-Pacific Region Fund	Class S	162	502	866	1,890

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
ICON ASIA-PACIFIC REGION FUND Class C, ICON Asia-Pacific Region Fund	Class C	258	793	1,355	3,112

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 71.03% of the average value of the portfolio.
Principal Investment Strategies.

The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in foreign equity securities in the Asia-Pacific Region. Foreign equity securities in the Asia-Pacific Region include securities of issuers, wherever organized, whose securities are traded principally on a recognized stock exchange or over-the-counter market in the countries listed in the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) Asia-Pacific Index. The Asia-Pacific Region includes the following countries: Australia, China, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice.

Equity securities in which the Fund may invest include common and preferred stocks of companies of any market capitalization.

Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Foreign Investment Risk. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid and more volatile than U.S. stock markets.

Geographic Risk. The Fund will be more susceptible to the economic, market, regulatory, political, natural disasters and local risks of the Asia-Pacific region than a fund that is more geographically diversified. The Asia-Pacific region includes countries in all stages of economic development; however, it has a higher prevalence of “emerging market” countries as compared to other regions of the world. Such emerging countries can be characterized as having less-developed legal and financial structures, over-extensions of credit, currency devaluations and restrictions, high inflation and unemployment. The region has historically been highly dependent on global trade, with nations taking strong roles in both the importing and exporting of goods; such a relationship creates a risk with this dependency on global growth. The respective stock markets tend to have a larger prevalence of smaller companies which are inherently more volatile and less liquid than larger comparables. Varying levels of accounting and disclosure standards, restrictions on foreign ownership, minority ownership rights, and corporate governance standards are also common for the region.

Non-Diversified Portfolio Risk. The ICON Asia-Pacific Region Fund is “non-diversified” which means that a Fund may own larger positions in a smaller number of securities than funds that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified fund. The Fund’s share prices may also be more volatile than those of a diversified fund.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies, which in turn may involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class S Shares
Best Quarter: Q2 2009 35.82% Worst Quarter: Q3 2008 -25.02%

Average Annual Total Returns for the Periods ended 12/31/11
Average Annual Total Returns ICON ASIA-PACIFIC REGION FUND	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception Date	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes Class S, ICON Asia-Pacific Region Fund	ICON Asia-Pacific Region Fund Class S	Return Before Taxes		Feb 25, 1997	(20.80%)	(2.72%)	6.61%	1.69%
Return Before Taxes Class A, ICON Asia-Pacific Region Fund	ICON Asia-Pacific Region Fund Class A			May 31, 2006	(25.48%)	(4.12%)		(2.44%)
Return Before Taxes Class C, ICON Asia-Pacific Region Fund	ICON Asia-Pacific Region Fund Class C			Jan 25, 2008	(22.51%)			(6.68%)
Return After Taxes on Distributions Class S, ICON Asia-Pacific Region Fund	ICON Asia-Pacific Region Fund Class S	Return After Taxes on Distributions		Feb 25, 1997	(20.85%)	(3.56%)	6.13%	1.37%
Return After Taxes on Distributions and Sale of Fund Shares Class S, ICON Asia-Pacific Region Fund	ICON Asia-Pacific Region Fund Class S	Return After Taxes on Distributions and Sale of Fund Shares		Feb 25, 1997	(13.45%)	(2.49%)	5.70%	1.38%
MSCI All Country Asia-Pacific Index Class S, ICON Asia-Pacific Region Fund	ICON Asia-Pacific Region Fund Class S	MSCI All Country Asia-Pacific Index	(reflects no deduction for fees, expenses, or taxes)	Feb 25, 1997	(14.92%)	(1.64%)	7.38%	2.09%
MSCI All Country Asia-Pacific Index Class A, ICON Asia-Pacific Region Fund	ICON Asia-Pacific Region Fund Class A	MSCI All Country Asia-Pacific Index	(reflects no deduction for fees, expenses, or taxes)	May 31, 2006	(14.92%)	(1.64%)		0.40%
MSCI All Country Asia-Pacific Index Class C, ICON Asia-Pacific Region Fund	ICON Asia-Pacific Region Fund Class C	MSCI All Country Asia-Pacific Index	(reflects no deduction for fees, expenses, or taxes)	Jan 25, 2008	(14.92%)			(3.54%)

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON EUROPE FUND
ICON EUROPE FUND
Investment Objective/Goals
Seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 37 of the Fund’s prospectus, and in “Sales Charge” on page 64 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ICON EUROPE FUND (USD $)	Class A, ICON Europe Fund	Class C, ICON Europe Fund	Class S, ICON Europe Fund
Shareholder Fees Column [Text]	Class A	Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	1.00%	none
Redemption Fee ($15 fee applicable for wire redemptions only)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ICON EUROPE FUND		Class A, ICON Europe Fund	Class C, ICON Europe Fund	Class S, ICON Europe Fund
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		10.04%	17.88%	0.54%
Total Annual Fund Operating Expenses		11.29%	19.88%	1.54%
Expense Reimbursements		(9.49%)	(17.36%)
Total Annual Fund Operating Expenses	[1]	1.80%	2.52%	1.54%
[1]	ICON has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.80% and Class C of 2.55%. This expense limitation may be terminated at any time after January 31, 2021 upon 30 days written notice of termination to the Fund's Board of Trustees. ICON is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expenses limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ICON EUROPE FUND (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, ICON Europe Fund	Class A	841	1,109	1,493	3,708
Class C, ICON Europe Fund	Class C	355	784	1,340	4,831
Class S, ICON Europe Fund	Class S	157	487	839	1,835

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
ICON EUROPE FUND Class C, ICON Europe Fund	Class C	255	784	1,340	4,831

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51.94% of the average value of its whole portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in foreign equity securities in the European region. Foreign equity securities in the European region include securities of issuers wherever organized, whose securities are traded principally on a recognized stock exchange or over-the-counter market in the countries listed in the Morgan Stanley Capital International (“MSCI”) Europe Index. The European Region includes the following countries: Austria, Belgium, Czech Republic, Denmark, Finland, France, Germany, Greece, Hungary, Ireland, Italy, Luxembourg, Poland, Portugal, Spain, the Netherlands, Norway, Sweden, Switzerland, Turkey and the United Kingdom. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common and preferred stocks of companies of any market capitalization.
Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Non-Diversified Portfolio Risk. The ICON Europe Fund is “non-diversified” which means that a Fund may own larger positions in a smaller number of securities than funds that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified fund. The Fund’s share prices may also be more volatile than those of a diversified fund.

Foreign Investment Risk. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid and more volatile than U.S. stock markets.

Geographic Risk. The Fund will be more susceptible to the economic, market, political and local risks of the European region than a fund that is more geographically diversified. Europe includes both developed and emerging markets. Most Western European countries are members of the European Union, which imposes restrictions on inflation rates, deficits and debt levels. Unemployment in Europe has historically been high. Many Eastern European countries continue to move toward market economies, however, their markets remain relatively underdeveloped.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class S Shares
Best Quarter: Q2 2003 23.65% Worst Quarter: Q3 2011 -31.40%

Average Annual Total Returns for the Periods ended 12/31/11
Average Annual Total Returns ICON EUROPE FUND	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception Date	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes Class S, ICON Europe Fund	ICON Europe Fund Class S	Return Before Taxes		Feb 20, 1997	(19.08%)	(8.58%)	5.61%	4.49%
Return Before Taxes Class A, ICON Europe Fund	ICON Europe Fund Class A			May 31, 2006	(23.86%)	(9.95%)		(6.51%)
Return Before Taxes Class C, ICON Europe Fund	ICON Europe Fund Class C			Jan 25, 2008	(20.79%)			(11.15%)
Return After Taxes on Distributions Class S, ICON Europe Fund	ICON Europe Fund Class S	Return After Taxes on Distributions		Feb 20, 1997	(19.29%)	(9.52%)	4.95%	3.33%
Return After Taxes on Distributions and Sale of Fund Shares Class S, ICON Europe Fund	ICON Europe Fund Class S	Return After Taxes on Distributions and Sale of Fund Shares		Feb 20, 1997	(12.14%)	(7.28%)	4.81%	3.38%
MSCI Europe Index Class S, ICON Europe Fund	ICON Europe Fund Class S	MSCI Europe Index	(reflects no deduction for fees, expenses, or taxes)	Feb 20, 1997	(10.50%)	(4.63%)	4.89%	4.88%
MSCI Europe Index Class A, ICON Europe Fund	ICON Europe Fund Class A	MSCI Europe Index	(reflects no deduction for fees, expenses, or taxes)	May 31, 2006	(10.50%)	(4.63%)		(1.23%)
MSCI Europe Index Class C, ICON Europe Fund	ICON Europe Fund Class C	MSCI Europe Index	(reflects no deduction for fees, expenses, or taxes)	Jan 25, 2008	(10.50%)			(6.27%)

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON INTERNATIONAL EQUITY FUND
ICON INTERNATIONAL EQUITY FUND
Investment Objective/Goals
Seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 37 of the Fund’s prospectus, and in “Sales Charge” on page 64 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ICON INTERNATIONAL EQUITY FUND (USD $)		Class A, ICON International Equity Fund		Class C, ICON International Equity Fund	Class S, ICON International Equity Fund
Shareholder Fees Column [Text]		Class A		Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	[1]	5.75%	[2]	none	none	[3]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	[1]	1.00%	[2]	1.00%	none	[3]
Redemption Fee ($15 fee applicable for wire redemptions only)		none	[2]	none	none	[3]
[1]	The Maximum Sales Charge (Load) and the Maximum Deferred Sales Charge (Load) will not be applied to grandfathered pre-merger Class I shareholders.
[2]	The information presented is as of September 30, 2011 (the Fund's fiscal year end) for Class A before the share class merger.
[3]	The information presented is as of September 30, 2011 (the Fund's fiscal year end) for Class Z before the share class merger and name change.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ICON INTERNATIONAL EQUITY FUND		Class A, ICON International Equity Fund		Class C, ICON International Equity Fund	Class S, ICON International Equity Fund
Management Fees		1.00%	[1]	1.00%	1.00%	[2]
Distribution and/or Service (12b-1) Fees		0.25%	[1]	1.00%	none	[2]
Other Expenses		0.78%	[1]	0.64%	0.45%	[2]
Total Annual Fund Operating Expenses		2.03%	[1]	2.64%	1.45%	[2]
Expense Reimbursements		(0.23%)	[1]	(0.09%)		[2]
Total Annual Fund Operating Expenses	[3]	1.80%	[1]	2.55%	1.45%	[2]
[1]	The information presented is as of September 30, 2011 (the Fund's fiscal year end) for Class A before the share class merger.
[2]	The information presented is as of September 30, 2011 (the Fund's fiscal year end) for Class Z before the share class merger and name change.
[3]	ICON has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.80%, an annual rate for Class C of 2.55% and an annual rate of 1.55% for Class S. This expense limitation may be terminated at any time after January 31, 2021 upon 30 days' written notice of termination to the Fund's Board of Trustees. ICON is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Effective with this Prospectus, Class I merged with and into Class A and Class S merged with and into Class Z and Class Z was renamed Class S.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ICON INTERNATIONAL EQUITY FUND (USD $)	Expense Example, By Year, Column [Text]	1 Year		3 Years		5 Years		10 Years
Class A, ICON International Equity Fund	Class A	841	[1]	1,109	[1]	1,493	[1]	2,598	[1]
Class C, ICON International Equity Fund	Class C	358		793		1,355		2,895
Class S, ICON International Equity Fund	Class S	148	[2]	459	[2]	793	[2]	1,736	[2]
[1]	The information presented is as of September 30, 2011 (the Fund's fiscal year end) for Class A before the share class merger.
[2]	The information presented is as of September 30, 2011 (the Fund's fiscal year end) for Class Z before the share class merger and name change.

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
ICON INTERNATIONAL EQUITY FUND Class C, ICON International Equity Fund	Class C	258	793	1,355	2,895

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 91.46% of the average value of its whole portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in foreign equity securities. Foreign equity securities refer to securities of issuers, wherever organized, whose securities are listed or traded principally on a recognized stock exchange or over-the-counter market outside the United States. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common and preferred stocks of companies of any market capitalization.
Principal Investment Risks.

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

  Foreign Investment Risk. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid and more volatile than U.S. stock markets.
  Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may offer greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.
  Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class S Shares	[1]
Best Quarter: Q4 2009 29.20% Worst Quarter: Q3 2011 -29.78%

Average Annual Total Returns for the Periods ended 12/31/11	[1]
Average Annual Total Returns ICON INTERNATIONAL EQUITY FUND	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception Date	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes Class S, ICON International Equity Fund	ICON International Equity Fund Class S	Return Before Taxes		Feb 18, 1997	(22.47%)	(6.14%)	6.21%	4.90%
Return Before Taxes Class C, ICON International Equity Fund	ICON International Equity Fund Class C			Feb 19, 2004	(24.54%)	(7.27%)		1.33%
Return Before Taxes Class A, ICON International Equity Fund	ICON International Equity Fund Class A			May 31, 2006	(27.35%)	(7.64%)		(5.17%)
Return After Taxes on Distributions Class S, ICON International Equity Fund	ICON International Equity Fund Class S	Return After Taxes on Distributions		Feb 18, 1997	(22.88%)	(6.94%)	5.38%	3.69%
Return After Taxes on Distributions and Sale of Fund Shares Class S, ICON International Equity Fund	ICON International Equity Fund Class S	Return After Taxes on Distributions and Sale of Fund Shares		Feb 18, 1997	(14.63%)	(5.26%)	5.28%	3.82%
MSCI ACWI ex-U.S. Class S, ICON International Equity Fund	ICON International Equity Fund Class S	MSCI ACWI ex-U.S.	(reflects no deduction for fees, expenses, or taxes)	Feb 18, 1997	(13.33%)	(2.48%)	6.76%	4.40%
MSCI ACWI ex-U.S. Class C, ICON International Equity Fund	ICON International Equity Fund Class C	MSCI ACWI ex-U.S.	(reflects no deduction for fees, expenses, or taxes)	Feb 19, 2004	(13.33%)	(2.48%)		5.32%
MSCI ACWI ex-U.S. Class A, ICON International Equity Fund	ICON International Equity Fund Class A	MSCI ACWI ex-U.S.	(reflects no deduction for fees, expenses, or taxes)	May 31, 2006	(13.33%)	(2.48%)		(4.15%)

After-tax performance is shown only for the Fund’s Class S Shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[1]	Class S merged with and into Class Z effective January 23, 2012 and the Class Z was renamed Class S. Class I merged with and into Class A effective January 23, 2012. The information presented in the bar chart and the table is that of Class Z before the merger and name change and Class A before the merger.

ICON CONSUMER DISCRETIONARY FUND
FUND SUMMARIES ICON CONSUMER DISCRETIONARY FUND
Investment Objective/Goals
Seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 74 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 64 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ICON CONSUMER DISCRETIONARY FUND (USD $)	Class A, ICON Consumer Discretionary Fund	Class C, ICON Consumer Discretionary Fund	Class S, ICON Consumer Discretionary Fund
Shareholder Fees Column [Text]	Class A	Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	1.00%	none
Redemption Fee ($15 fee for wire redemptions only)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ICON CONSUMER DISCRETIONARY FUND		Class A, ICON Consumer Discretionary Fund	Class C, ICON Consumer Discretionary Fund	Class S, ICON Consumer Discretionary Fund
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		17.24%	11.14%	0.54%
Expense Recoupments	[1]			0.01%
Total Annual Fund Operating Expenses		18.49%	13.14%	1.55%
Expense Reimbursements	[1]	(16.51%)	(10.39%)	(0.01%)
Total Annual Fund Operating Expenses	[2]	1.98%	2.75%	1.54%
[1]	During the year-ended September 30, 2011, ICON Advisers waived $1,629 and recouped $1,629 of Class S expenses. At September 30, 2011, Class S was neither waiving nor recouping expenses.
[2]	Effective January 1, 2011, ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.99%, Class C of 2.74% and Class S of 1.74%. This expense limitation may be terminated at any time after January 31, 2013 upon 30 days written notice to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ICON CONSUMER DISCRETIONARY FUND (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, ICON Consumer Discretionary Fund	Class A	858	3,887	6,224	9,807
Class C, ICON Consumer Discretionary Fund	Class C	378	2,751	4,838	8,739
Class S, ICON Consumer Discretionary Fund	Class S	157	487	839	1,835

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
ICON CONSUMER DISCRETIONARY FUND Class C, ICON Consumer Discretionary Fund	Class C	278	2,751	4,838	8,739

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 107.57% of the average value of its whole portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Consumer Discretionary sector (as determined by the Global Industry Classification Standard) including, but not limited to: Advertising, Apparel & Accessories & Luxury Goods, Apparel Retail, Auto Parts & Equipment, Automobile Manufacturers, Automotive Retail, Broadcasting, Cable & Satellite, Casinos & Gaming, Catalog Retail, Computer & Electronics Retail, Consumer Electronics, Department Stores, Distributors, Education Services, Footwear, General Merchandise Stores, Home Furnishing Retail, Home Furnishings, Home Improvement Retail, Homebuilding, Hotels, Resorts & Cruise Lines, Household Appliances, Housewares & Specialties, Internet Retail, Leisure Facilities, Leisure Products, Motorcycle Manufacturers, Movies & Entertainment, Photographic Products, Publishing, Restaurants, Specialized Consumer Services, Specialty Stores, Textiles and Tires & Rubber. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Consumer Discretionary sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, consumer confidence and spending, changes in demographics and consumer tastes, interest rates, and competition may impact the performance of the Fund.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may offer greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class S
Best Quarter: Q2 2003 25.70% Worst Quarter: Q4 2008 -30.32%

Average Annual Total Returns for the Periods ended 12/31/11
Average Annual Total Returns ICON CONSUMER DISCRETIONARY FUND	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception Date	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes Class S, ICON Consumer Discretionary Fund	ICON Consumer Discretionary Fund Class S	Return Before Taxes		Jul 9, 1997	11.19%	1.31%	3.35%	3.67%
Return Before Taxes Class A, ICON Consumer Discretionary Fund	ICON Consumer Discretionary Fund Class A			Sep 30, 2010	4.26%			13.07%
Return Before Taxes Class C, ICON Consumer Discretionary Fund	ICON Consumer Discretionary Fund Class C			Sep 30, 2010	9.18%			17.92%
Return After Taxes on Distributions Class S, ICON Consumer Discretionary Fund	ICON Consumer Discretionary Fund Class S	Return After Taxes on Distributions		Jul 9, 1997	11.19%	0.36%	2.61%	3.10%
Return After Taxes on Distributions and Sale of Fund Shares Class S, ICON Consumer Discretionary Fund	ICON Consumer Discretionary Fund Class S	Return After Taxes on Distributions and Sale of Fund Shares		Jul 9, 1997	7.27%	0.94%	2.79%	3.09%
S&P 1500 Consumer Discretionary Index Class S, ICON Consumer Discretionary Fund	ICON Consumer Discretionary Fund Class S	S&P 1500 Consumer Discretionary Index	(reflects no deduction for fees, expenses, or taxes)	Jul 9, 1997	5.28%	1.85%	4.12%	5.79%
S&P 1500 Consumer Discretionary Index Class A, ICON Consumer Discretionary Fund	ICON Consumer Discretionary Fund Class A	S&P 1500 Consumer Discretionary Index	(reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	5.28%			14.89%
S&P 1500 Consumer Discretionary Index Class C, ICON Consumer Discretionary Fund	ICON Consumer Discretionary Fund Class C	S&P 1500 Consumer Discretionary Index	(reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	5.28%			14.89%
S&P Composite 1500 Index Class S, ICON Consumer Discretionary Fund	ICON Consumer Discretionary Fund Class S	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	Jul 9, 1997	1.75%	0.11%	3.40%	4.59%
S&P Composite 1500 Index Class A, ICON Consumer Discretionary Fund	ICON Consumer Discretionary Fund Class A	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	1.75%			10.37%
S&P Composite 1500 Index Class C, ICON Consumer Discretionary Fund	ICON Consumer Discretionary Fund Class C	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	1.75%			10.37%

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON CONSUMER STAPLES FUND
ICON CONSUMER STAPLES FUND
Investment Objective/Goals
Seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 74 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 64 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ICON CONSUMER STAPLES FUND (USD $)	Class A, ICON Consumer Staples Fund	Class C, ICON Consumer Staples Fund	Class S, ICON Consumer Staples Fund
Shareholder Fees Column [Text]	Class A	Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	1.00%	none
Redemption Fee ($15 fee for wire redemptions only)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ICON CONSUMER STAPLES FUND		Class A, ICON Consumer Staples Fund	Class C, ICON Consumer Staples Fund	Class S, ICON Consumer Staples Fund
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		6.35%	5.00%	0.57%
Total Annual Fund Operating Expenses		7.60%	7.00%	1.57%
Expense Reimbursements		(5.85%)	(4.50%)	(0.07%)
Total Annual Fund Operating Expenses	[1]	1.75%	2.50%	1.50%
[1]	Effective January 1, 2011, ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%, Class C of 2.50% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2013 upon 30 days written notice to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ICON CONSUMER STAPLES FUND (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, ICON Consumer Staples Fund	Class A	837	2,184	3,552	6,670
Class C, ICON Consumer Staples Fund	Class C	353	1,659	3,010	6,157
Class S, ICON Consumer Staples Fund	Class S	153	489	849	1,861

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
ICON CONSUMER STAPLES FUND Class C, ICON Consumer Staples Fund	Class C	253	1,659	3,010	6,157

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 109.56% of the average value of its whole portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Consumer Staples sector (as determined by the Global Industry Classification Standard) including, but not limited to: Agricultural Products, Brewers, Distillers & Vintners, Drug Retail, Food Distributors, Food Retail, Household Products, Hypermarkets & Super Centers, Packaged Foods & Meats, Personal Products, Soft Drinks and Tobacco. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Consumer Staples sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, the Fund’s performance may be impacted by general economic conditions, consumer confidence, consumer preferences, product cycles, competition, and changes in government regulation.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class S
Best Quarter: Q2 2009 24.46% Worst Quarter: Q4 2008 -21.95%

Average Annual Total Returns for the Periods ended 12/31/11
Average Annual Total Returns ICON CONSUMER STAPLES FUND	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception Date	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes Class S, ICON Consumer Staples Fund	ICON Consumer Staples Fund Class S	Return Before Taxes		May 9, 1997	8.82%	2.61%	4.65%	7.61%
Return Before Taxes Class A, ICON Consumer Staples Fund	ICON Consumer Staples Fund Class A			Sep 30, 2010	3.42%			8.81%
Return Before Taxes Class C, ICON Consumer Staples Fund	ICON Consumer Staples Fund Class C			Sep 30, 2010	6.62%			12.23%
Return After Taxes on Distributions Class S, ICON Consumer Staples Fund	ICON Consumer Staples Fund Class S	Return After Taxes on Distributions		May 9, 1997	8.63%	1.45%	3.35%	5.96%
Return After Taxes on Distributions and Sale of Fund Shares Class S, ICON Consumer Staples Fund	ICON Consumer Staples Fund Class S	Return After Taxes on Distributions and Sale of Fund Shares		May 9, 1997	5.97%	1.64%	3.65%	6.02%
S&P 1500 Consumer Staples Index Class S, ICON Consumer Staples Fund	ICON Consumer Staples Fund Class S	S&P 1500 Consumer Staples Index	(reflects no deduction for fees, expenses, or taxes)	May 9, 1997	14.18%	7.73%	7.33%	6.56%
S&P 1500 Consumer Staples Index Class A, ICON Consumer Staples Fund	ICON Consumer Staples Fund Class A	S&P 1500 Consumer Staples Index	(reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	14.18%			16.75%
S&P 1500 Consumer Staples Index Class C, ICON Consumer Staples Fund	ICON Consumer Staples Fund Class C	S&P 1500 Consumer Staples Index	(reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	14.18%			16.75%
S&P Composite 1500 Index Class S, ICON Consumer Staples Fund	ICON Consumer Staples Fund Class S	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	May 9, 1997	1.75%	0.11%	3.40%	5.25%
S&P Composite 1500 Index Class A, ICON Consumer Staples Fund	ICON Consumer Staples Fund Class A	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	1.75%			10.37%
S&P Composite 1500 Index Class C, ICON Consumer Staples Fund	ICON Consumer Staples Fund Class C	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	1.75%			10.37%

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON ENERGY FUND
ICON ENERGY FUND
Investment Objective/Goals
Seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 74 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 64 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ICON ENERGY FUND (USD $)	Class A, ICON Energy Fund	Class C, ICON Energy Fund	Class S, ICON Energy Fund
Shareholder Fees Column [Text]	Class A	Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	1.00%	none
Redemption Fee ($15 fee for wire redemptions only)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ICON ENERGY FUND		Class A, ICON Energy Fund	Class C, ICON Energy Fund	Class S, ICON Energy Fund
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.45%	0.47%	0.20%
Total Annual Fund Operating Expenses	[1]	1.70%	2.47%	1.20%
[1]	Effective January 1, 2011, ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%, Class C of 2.50% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2013 upon 30 days written notice to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ICON ENERGY FUND (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, ICON Energy Fund	Class A	832	1,080	1,445	2,468
Class C, ICON Energy Fund	Class C	350	769	1,315	2,805
Class S, ICON Energy Fund	Class S	122	381	660	1,455

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
ICON ENERGY FUND Class C, ICON Energy Fund	Class C	250	769	1,315	2,805

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88.31% of the average value of its whole portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Energy sector (as determined by the Global Industry Classification Standard) including, but not limited to: Coal & Consumable Fuels, Integrated Oil & Gas, Oil & Gas Drilling, Oil & Gas Equipment & Services, Oil & Gas Exploration & Production, and Oil & Gas Refining, Marketing, Oil & Gas Storage & Transportation. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Energy sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, energy prices, supply and demand fluctuations, energy conservation, tax and other regulatory policies of governments, and global events including instability in the Middle East or war may impact the performance of the Fund.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class S
Best Quarter: Q3 2005 25.18% Worst Quarter: Q3 2008 -27.10%

Average Annual Total Returns for the Periods ended 12/31/11
Average Annual Total Returns ICON ENERGY FUND	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception Date	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes Class S, ICON Energy Fund	ICON Energy Fund Class S	Return Before Taxes		Nov 5, 1997	(5.57%)	4.65%	12.93%	12.06%
Return Before Taxes Class A, ICON Energy Fund	ICON Energy Fund Class A			Sep 30, 2010	(11.38%)			5.98%
Return Before Taxes Class C, ICON Energy Fund	ICON Energy Fund Class C			Sep 30, 2010	(7.72%)			10.28%
Return After Taxes on Distributions Class S, ICON Energy Fund	ICON Energy Fund Class S	Return After Taxes on Distributions		Nov 5, 1997	(6.00%)	2.54%	11.58%	10.88%
Return After Taxes on Distributions and Sale of Fund Shares Class S, ICON Energy Fund	ICON Energy Fund Class S	Return After Taxes on Distributions and Sale of Fund Shares		Nov 5, 1997	(3.09%)	3.72%	11.47%	10.70%
S&P 1500 Energy Index Class S, ICON Energy Fund	ICON Energy Fund Class S	S&P 1500 Energy Index	(reflects no deduction for fees, expenses, or taxes)	Nov 5, 1997	3.92%	4.86%	11.98%	9.38%
S&P 1500 Energy Index Class A, ICON Energy Fund	ICON Energy Fund Class A	S&P 1500 Energy Index	(reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	3.92%			20.79%
S&P 1500 Energy Index Class C, ICON Energy Fund	ICON Energy Fund Class C	S&P 1500 Energy Index	(reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	3.92%			20.79%
S&P Composite 1500 Index Class S, ICON Energy Fund	ICON Energy Fund Class S	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	Nov 5, 1997	1.75%	0.11%	3.40%	4.30%
S&P Composite 1500 Index Class A, ICON Energy Fund	ICON Energy Fund Class A	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	1.75%			10.37%
S&P Composite 1500 Index Class C, ICON Energy Fund	ICON Energy Fund Class C	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	1.75%			10.37%

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON FINANCIAL FUND
ICON FINANCIAL FUND
Investment Objective/Goals
Seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 74 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 64 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ICON FINANCIAL FUND (USD $)	Class A, ICON Financial Fund	Class C, ICON Financial Fund	Class S, ICON Financial Fund
Shareholder Fees Column [Text]	Class A	Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	1.00%	none
Redemption Fee ($15 fee for wire redemptions only)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ICON FINANCIAL FUND		Class A, ICON Financial Fund	Class C, ICON Financial Fund	Class S, ICON Financial Fund
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		6.12%	33.28%	0.40%
Total Annual Fund Operating Expenses		7.37%	35.28%	1.40%
Expense Reimbursements		(5.62%)	(32.78%)
Total Annual Fund Operating Expenses	[1]	1.75%	2.50%	1.40%
[1]	Effective January 1, 2011, ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%, Class C of 2.50% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2013 upon 30 days written notice to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ICON FINANCIAL FUND (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, ICON Financial Fund	Class A	837	2,144	3,478	6,549
Class C, ICON Financial Fund	Class C	353	5,461	7,993	9,993
Class S, ICON Financial Fund	Class S	143	444	766	1,680

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
ICON FINANCIAL FUND Class C, ICON Financial Fund	Class C	253	5,461	7,993	9,993

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 100.23% of the average value of its whole portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Financial sector (as determined by the Global Industry Classification Standard) including, but not limited to: Asset Management & Custody Banks, Consumer Finance, Diversified Banks, Diversified Capital Markets, Diversified Real Estate Activities, Diversified REITs, Industrial REITs, Insurance Brokers, Investment Banking & Brokerage, Life & Health Insurance, Mortgage REITs, Multi-line Insurance, Multi-sector Holdings, Office REITs, Other Diversified Financial Services, Property & Casualty Insurance, Real Estate Development, Real Estate Operating Companies, Real Estate Services, Regional Banks, Reinsurance, Residential REITs, Retail REITs, Specialized Finance, Specialized REITs and Thrifts & Mortgage Finance. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Financial sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, interest rate fluctuations, general economic conditions, the availability and cost of capital, natural disasters and changes in government regulation and legislation may impact the performance of the Fund.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class S
Best Quarter: Q3 2009 30.35% Worst Quarter: Q4 2008 -32.93%

Average Annual Total Returns for the Periods ended 12/31/11
Average Annual Total Returns ICON FINANCIAL FUND	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception Date	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes Class S, ICON Financial Fund	ICON Financial Fund Class S	Return Before Taxes		Jul 1, 1997	(15.30%)	(15.77%)	(3.42%)	1.29%
Return Before Taxes Class A, ICON Financial Fund	ICON Financial Fund Class A			Sep 30, 2010	(20.41%)			(10.11%)
Return Before Taxes Class C, ICON Financial Fund	ICON Financial Fund Class C			Sep 30, 2010	(17.20%)			(6.43%)
Return After Taxes on Distributions Class S, ICON Financial Fund	ICON Financial Fund Class S	Return After Taxes on Distributions		Jul 1, 1997	(15.37%)	(16.32%)	(4.05%)	(0.24%)
Return After Taxes on Distributions and Sale of Fund Shares Class S, ICON Financial Fund	ICON Financial Fund Class S	Return After Taxes on Distributions and Sale of Fund Shares		Jul 1, 1997	(9.85%)	(12.37%)	(2.51%)	0.77%
S&P 1500 Financials Index Class S, ICON Financial Fund	ICON Financial Fund Class S	S&P 1500 Financials Index	(reflects no deduction for fees, expenses, or taxes)	Jul 1, 1997	(15.01%)	(15.40%)	(3.55%)	0.71%
S&P 1500 Financials Index Class A, ICON Financial Fund	ICON Financial Fund Class A	S&P 1500 Financials Index	(reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	(15.01%)			(4.32%)
S&P 1500 Financials Index Class C, ICON Financial Fund	ICON Financial Fund Class C	S&P 1500 Financials Index	(reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	(15.01%)			(4.32%)
S&P Composite 1500 Index Class S, ICON Financial Fund	ICON Financial Fund Class S	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	Jul 1, 1997	1.75%	0.11%	3.40%	4.72%
S&P Composite 1500 Index Class A, ICON Financial Fund	ICON Financial Fund Class A	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	1.75%			10.37%
S&P Composite 1500 Index Class C, ICON Financial Fund	ICON Financial Fund Class C	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	1.75%			10.37%

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON HEALTHCARE FUND
ICON HEALTHCARE FUND
Investment Objective/Goals
Seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 74 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 64 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ICON HEALTHCARE FUND (USD $)	Class A, ICON Healthcare Fund	Class C, ICON Healthcare Fund	Class S, ICON Healthcare Fund
Shareholder Fees Column [Text]	Class A	Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	1.00%	none
Redemption Fee ($15 fee for wire redemptions only)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ICON HEALTHCARE FUND		Class A, ICON Healthcare Fund	Class C, ICON Healthcare Fund	Class S, ICON Healthcare Fund
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		5.90%	29.38%	0.36%
Expense Recoupments	[1]			none
Total Annual Fund Operating Expenses		7.15%	31.38%	1.36%
Expense Reimbursements	[1]	(5.40%)	(28.88%)	none
Total Annual Fund Operating Expenses	[2]	1.75%	2.50%	1.36%
[1]	During the year-ended September 30, 2011, ICON Advisers waived $3,261 and recouped $3,261 of Class S expenses. At September 30, 2011, Class S was neither waiving nor recouping expenses.
[2]	Effective January 1, 2011, ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%, Class C of 2.50% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2013 upon 30 days written notice to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ICON HEALTHCARE FUND (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, ICON Healthcare Fund	Class A	837	2,105	3,409	6,430
Class C, ICON Healthcare Fund	Class C	353	5,101	7,728	10,165
Class S, ICON Healthcare Fund	Class S	138	431	745	1,636

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
ICON HEALTHCARE FUND Class C, ICON Healthcare Fund	Class C	253	5,101	7,728	10,165

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83.63% of the average value of its whole portfolio.
Principal Investment Strategies.
The Fund using a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Health Care sector (as determined by the Global Industry Classification Standard) including, but not limited to: Biotechnology, Health Care Distributors, Health Care Equipment, Health Care Facilities, Health Care Services, Health Care Supplies, Health Care Technology, Life Sciences Tools & Services, Managed Health Care, and Pharmaceuticals. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Health Care sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, competition, patent considerations, regulatory approval of products, and government regulation may impact the performance of the Fund. Many of these products and services are also subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class S
Best Quarter: Q4 2004 16.81% Worst Quarter: Q1 2008 -16.93%

Average Annual Total Returns for the Periods ended 12/31/11
Average Annual Total Returns ICON HEALTHCARE FUND	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception Date	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes Class S, ICON Healthcare Fund	ICON Healthcare Fund Class S	Return Before Taxes		Feb 24, 1997	11.60%	0.25%	5.03%	8.04%
Return Before Taxes Class A, ICON Healthcare Fund	ICON Healthcare Fund Class A			Sep 30, 2010	4.86%			8.86%
Return Before Taxes Class C, ICON Healthcare Fund	ICON Healthcare Fund Class C			Sep 30, 2010	9.37%			13.28%
Return After Taxes on Distributions Class S, ICON Healthcare Fund	ICON Healthcare Fund Class S	Return After Taxes on Distributions		Feb 24, 1997	11.44%	(0.13%)	4.67%	6.62%
Return After Taxes on Distributions and Sale of Fund Shares Class S, ICON Healthcare Fund	ICON Healthcare Fund Class S	Return After Taxes on Distributions and Sale of Fund Shares		Feb 24, 1997	7.74%	0.19%	4.38%	6.33%
S&P 1500 Health Care Index Class S, ICON Healthcare Fund	ICON Healthcare Fund Class S	S&P 1500 Health Care Index	(reflects no deduction for fees, expenses, or taxes)	Feb 24, 1997	11.88%	3.20%	2.86%	6.43%
S&P 1500 Health Care Index Class A, ICON Healthcare Fund	ICON Healthcare Fund Class A	S&P 1500 Health Care Index	(reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	11.88%			13.32%
S&P 1500 Health Care Index Class C, ICON Healthcare Fund	ICON Healthcare Fund Class C	S&P 1500 Health Care Index	(reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	11.88%			13.32%
S&P Composite 1500 Index Class S, ICON Healthcare Fund	ICON Healthcare Fund Class S	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	Feb 24, 1997	1.75%	0.11%	3.40%	5.31%
S&P Composite 1500 Index Class A, ICON Healthcare Fund	ICON Healthcare Fund Class A	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	1.75%			10.37%
S&P Composite 1500 Index Class C, ICON Healthcare Fund	ICON Healthcare Fund Class C	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	1.75%			10.37%

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON INDUSTRIALS FUND
ICON INDUSTRIALS FUND
Investment Objective/Goals
Seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 74 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 64 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ICON INDUSTRIALS FUND (USD $)	Class A, ICON Industrials Fund	Class C, ICON Industrials Fund	Class S, ICON Industrials Fund
Shareholder Fees Column [Text]	Class A	Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	1.00%	none
Redemption Fee ($15 fee for wire redemptions only)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ICON INDUSTRIALS FUND		Class A, ICON Industrials Fund	Class C, ICON Industrials Fund	Class S, ICON Industrials Fund
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		2.21%	11.56%	0.36%
Total Annual Fund Operating Expenses		3.46%	13.56%	1.36%
Expense Reimbursements		(1.71%)	(11.06%)
Total Annual Fund Operating Expenses	[1]	1.75%	2.50%	1.36%
[1]	Effective January 1, 2011, ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%, Class C of 2.50% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2013 upon 30 days written notice to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ICON INDUSTRIALS FUND (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, ICON Industrials Fund	Class A	837	1,427	2,132	3,992
Class C, ICON Industrials Fund	Class C	353	2,801	4,930	8,850
Class S, ICON Industrials Fund	Class S	138	431	745	1,636

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
ICON INDUSTRIALS FUND Class C, ICON Industrials Fund	Class C	253	2,801	4,930	8,850

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55.87% of the average value of its whole portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Industrials sector (as determined by the Global Industry Classification Standard) including, but not limited to: Aerospace & Defense, Air Freight & Logistics, Airlines, Airport Services, Building Products, Commercial Printing, Construction & Engineering, Construction & Farm Machinery & Heavy Equipment, Diversified Support Services, Electrical Components & Equipment, Environmental & Facilities Services, Heavy Electrical Equipment, Highways & Railtracks, Human Resources & Employment Services, Industrial Conglomerates, Industrial Machinery, Marine, Marine Ports & Services, Office Services & Supplies, Railroads, Research & Consulting Services, Security & Alarm Services, Trading Companies & Distributors, and Trucking. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Industrials sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, general economic conditions, interest rates, insurance costs, technical progress, capital-spending levels, labor relations and government regulation may impact the performance of the Fund.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class S
Best Quarter: Q2 2009 19.64% Worst Quarter: Q4 2008 -25.81%

Average Annual Total Returns for the Periods ended 12/31/11
Average Annual Total Returns ICON INDUSTRIALS FUND	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception Date	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes Class S, ICON Industrials Fund	ICON Industrials Fund Class S	Return Before Taxes		May 9, 1997	(4.27%)	(0.91%)	3.16%	3.47%
Return Before Taxes Class A, ICON Industrials Fund	ICON Industrials Fund Class A			Sep 30, 2010	(10.17%)			(0.05%)
Return Before Taxes Class C, ICON Industrials Fund	ICON Industrials Fund Class C			Sep 30, 2010	(6.25%)			4.17%
Return After Taxes on Distributions Class S, ICON Industrials Fund	ICON Industrials Fund Class S	Return After Taxes on Distributions		May 9, 1997	(4.44%)	(1.16%)	2.16%	2.30%
Return After Taxes on Distributions and Sale of Fund Shares Class S, ICON Industrials Fund	ICON Industrials Fund Class S	Return After Taxes on Distributions and Sale of Fund Shares		May 9, 1997	(2.55%)	(0.78%)	2.51%	2.54%
S&P 1500 Industrials Index Class S, ICON Industrials Fund	ICON Industrials Fund Class S	S&P 1500 Industrials Index	(reflects no deduction for fees, expenses, or taxes)	May 9, 1997	(0.88%)	1.11%	3.98%	5.65%
S&P 1500 Industrials Index Class A, ICON Industrials Fund	ICON Industrials Fund Class A	S&P 1500 Industrials Index	(reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	(0.88%)			9.45%
S&P 1500 Industrials Index Class C, ICON Industrials Fund	ICON Industrials Fund Class C	S&P 1500 Industrials Index	(reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	(0.88%)			9.45%
S&P Composite 1500 Index Class S, ICON Industrials Fund	ICON Industrials Fund Class S	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	May 9, 1997	1.75%	0.11%	3.40%	5.25%
S&P Composite 1500 Index Class A, ICON Industrials Fund	ICON Industrials Fund Class A	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	1.75%			10.37%
S&P Composite 1500 Index Class C, ICON Industrials Fund	ICON Industrials Fund Class C	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	1.75%			10.37%

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON INFORMATION TECHNOLOGY FUND
ICON INFORMATION TECHNOLOGY FUND
Investment Objective/Goals
Seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 74 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 64 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ICON INFORMATION TECHNOLOGY FUND (USD $)	Class A, ICON Information Technology Fund	Class C, ICON Information Technology Fund	Class S, ICON Information Technology Fund
Shareholder Fees Column [Text]	Class A	Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	1.00%	none
Redemption Fee ($15 fee for wire redemptions only)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ICON INFORMATION TECHNOLOGY FUND		Class A, ICON Information Technology Fund	Class C, ICON Information Technology Fund	Class S, ICON Information Technology Fund
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		214.31%	113.00%	0.34%
Total Annual Fund Operating Expenses		215.56%	115.00%	1.34%
Expense Reimbursements		(213.81%)	(112.49%)
Total Annual Fund Operating Expenses	[1]	1.75%	2.51%	1.34%
[1]	Effective January 1, 2011, ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%, Class C of 2.50% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2013 upon 30 days written notice to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ICON INFORMATION TECHNOLOGY FUND (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, ICON Information Technology Fund	Class A	837	11,232	11,232	11,232
Class C, ICON Information Technology Fund	Class C	354	6,148	6,148	6,148
Class S, ICON Information Technology Fund	Class S	136	424	734	1,612

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
ICON INFORMATION TECHNOLOGY FUND Class C, ICON Information Technology Fund	Class C	254	6,148	6,148	6,148

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44.84% of the average value of its whole portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Information Technology sector (as determined by the Global Industry Classification Standard) including, but not limited to: Application Software, Communications Equipment, Computer Hardware, Computer Storage & Peripherals, Data Processing & Outsourced Services, Electronic Components, Electronic Equipment & Instruments, Electronic Manufacturing Services, Home Entertainment Software, Internet Software & Services, IT Consulting & Other Services, Office Electronics, Semiconductor Equipment, Semiconductors, Systems Software and Technology Distributors. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Information Technology sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, the Fund’s performance may be impacted by general economic conditions, product cycles, competition, and government regulation. In addition, technological services and products are subject to rapid obsolescence which may lower the market value of the securities in the sector.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class S
Best Quarter: Q3 2003 34.20% Worst Quarter: Q4 2008 -26.59%

Average Annual Total Returns for the Periods ended 12/31/11
Average Annual Total Returns ICON INFORMATION TECHNOLOGY FUND	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception Date	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes Class S, ICON Information Technology Fund	ICON Information Technology Fund Class S	Return Before Taxes		Feb 19, 1997	2.03%	(0.52%)	(1.11%)	6.69%
Return Before Taxes Class A, ICON Information Technology Fund	ICON Information Technology Fund Class A			Sep 30, 2010	(4.04%)			4.45%
Return Before Taxes Class C, ICON Information Technology Fund	ICON Information Technology Fund Class C			Sep 30, 2010	(0.10%)			8.62%
Return After Taxes on Distributions Class S, ICON Information Technology Fund	ICON Information Technology Fund Class S	Return After Taxes on Distributions		Feb 19, 1997	2.03%	(0.54%)	(1.11%)	5.10%
Return After Taxes on Distributions and Sale of Fund Shares Class S, ICON Information Technology Fund	ICON Information Technology Fund Class S	Return After Taxes on Distributions and Sale of Fund Shares		Feb 19, 1997	1.32%	(0.44%)	(0.93%)	5.39%
S&P 1500 Information Technology Index Class S, ICON Information Technology Fund	ICON Information Technology Fund Class S	S&P 1500 Information Technology Index	(reflects no deduction for fees, expenses, or taxes)	Feb 19, 1997	1.12%	3.78%	2.33%	5.15%
S&P 1500 Information Technology Index Class A, ICON Information Technology Fund	ICON Information Technology Fund Class A	S&P 1500 Information Technology Index	(reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	1.12%			9.67%
S&P 1500 Information Technology Index Class C, ICON Information Technology Fund	ICON Information Technology Fund Class C	S&P 1500 Information Technology Index	(reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	1.12%			9.67%
NASDAQ Composite Index Class S, ICON Information Technology Fund	ICON Information Technology Fund Class S	NASDAQ Composite Index	(reflects no deduction for fees, expenses, or taxes)	Feb 19, 1997	(1.80%)	1.53%	2.94%	4.44%
NASDAQ Composite Index Class A, ICON Information Technology Fund	ICON Information Technology Fund Class A	NASDAQ Composite Index	(reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	(1.80%)			7.90%
NASDAQ Composite Index Class C, ICON Information Technology Fund	ICON Information Technology Fund Class C	NASDAQ Composite Index	(reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	(1.80%)			7.90%
S&P Composite 1500 Index Class S, ICON Information Technology Fund	ICON Information Technology Fund Class S	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	Feb 19, 1997	1.75%	0.11%	3.40%	5.28%
S&P Composite 1500 Index Class A, ICON Information Technology Fund	ICON Information Technology Fund Class A	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	1.75%			10.37%
S&P Composite 1500 Index Class C, ICON Information Technology Fund	ICON Information Technology Fund Class C	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	1.75%			10.37%

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON MATERIALS FUND
ICON MATERIALS FUND
Investment Objective/Goals
Seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 74 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 64 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ICON MATERIALS FUND (USD $)	Class A, ICON Materials Fund	Class C, ICON Materials Fund	Class S, ICON Materials Fund
Shareholder Fees Column [Text]	Class A	Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	1.00%	none
Redemption Fee ($15 fee for wire redemptions only)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ICON MATERIALS FUND		Class A, ICON Materials Fund	Class C, ICON Materials Fund	Class S, ICON Materials Fund
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		1.01%	2.11%	0.33%
Expense Recoupments	[1]	none
Total Annual Fund Operating Expenses		2.26%	4.11%	1.33%
Expense Reimbursements	[1]	(0.52%)	(1.61%)
Total Annual Fund Operating Expenses	[2]	1.74%	2.50%	1.33%
[1]	During the year-ended September 30, 2011, ICON Advisers waived $2,428 and recouped $9 of Class A expenses. At September 30, 2011, Class A was waiving expenses.
[2]	Effective January 1, 2011, ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%, Class C of 2.50% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2013 upon 30 days written notice to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ICON MATERIALS FUND (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, ICON Materials Fund	Class A	836	1,194	1,671	2,982
Class C, ICON Materials Fund	Class C	353	1,103	1,969	4,199
Class S, ICON Materials Fund	Class S	135	421	728	1,600

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
ICON MATERIALS FUND Class C, ICON Materials Fund	Class C	253	1,103	1,969	4,199

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62.97% of the average value of its whole portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Materials sector (as determined by the Global Industry Classification Standard) including, but not limited to Aluminum, Commodity Chemicals, Construction Materials, Diversified Chemicals, Diversified Metals & Mining, Fertilizers & Agricultural Chemicals, Forest Products, Gold, Industrial Gases, Metal & Glass Containers, Paper Packaging, Paper Products, Precious Metals & Minerals, Specialty Chemicals, and Steel. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Materials sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, general economic conditions, commodity prices, competition, and changes in government regulation may impact the performance of the Fund.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class S
Best Quarter: Q4 2003 28.47% Worst Quarter: Q4 2008 -30.77%

Average Annual Total Returns for the Periods ended 12/31/11
Average Annual Total Returns ICON MATERIALS FUND	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception Date	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes Class S, ICON Materials Fund	ICON Materials Fund Class S	Return Before Taxes		May 5, 1997	(9.74%)	2.31%	8.99%	3.56%
Return Before Taxes Class A, ICON Materials Fund	ICON Materials Fund Class A			Sep 30, 2010	(15.28%)			(1.27%)
Return Before Taxes Class C, ICON Materials Fund	ICON Materials Fund Class C			Sep 30, 2010	(11.69%)			2.79%
Return After Taxes on Distributions Class S, ICON Materials Fund	ICON Materials Fund Class S	Return After Taxes on Distributions		May 5, 1997	(9.88%)	1.15%	7.97%	2.74%
Return After Taxes on Distributions and Sale of Fund Shares Class S, ICON Materials Fund	ICON Materials Fund Class S	Return After Taxes on Distributions and Sale of Fund Shares		May 5, 1997	(6.15%)	1.48%	7.59%	2.73%
S&P 1500 Materials Index Class S, ICON Materials Fund	ICON Materials Fund Class S	S&P 1500 Materials Index	(reflects no deduction for fees, expenses, or taxes)	May 5, 1997	(8.24%)	2.46%	7.60%	5.49%
S&P 1500 Materials Index Class A, ICON Materials Fund	ICON Materials Fund Class A	S&P 1500 Materials Index	(reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	(8.24%)			6.39%
S&P 1500 Materials Index Class C, ICON Materials Fund	ICON Materials Fund Class C	S&P 1500 Materials Index	(reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	(8.24%)			6.39%
S&P Composite 1500 Index Class S, ICON Materials Fund	ICON Materials Fund Class S	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	May 5, 1997	1.75%	0.11%	3.40%	5.20%
S&P Composite 1500 Index Class A, ICON Materials Fund	ICON Materials Fund Class A	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	1.75%			10.37%
S&P Composite 1500 Index Class C, ICON Materials Fund	ICON Materials Fund Class C	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	1.75%			10.37%

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON UTILITIES FUND
ICON UTILITIES FUND (Formerly, ICON Telecommunication & Utilities Fund)
Investment Objective/Goals
Seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 74 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 64 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ICON UTILITIES FUND (USD $)	Class A, ICON Utilities Fund	Class C, ICON Utilities Fund	Class S, ICON Utilities Fund
Shareholder Fees Column [Text]	Class A	Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	1.00%	none
Redemption Fee ($15 fee for wire redemptions only)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ICON UTILITIES FUND		Class A, ICON Utilities Fund	Class C, ICON Utilities Fund	Class S, ICON Utilities Fund
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		184.09%	120.08%	0.61%
Total Annual Fund Operating Expenses		185.34%	122.08%	1.61%
Expense Reimbursements		(183.59%)	(119.58%)	(0.10%)
Total Annual Fund Operating Expenses	[1]	1.75%	2.50%	1.51%
[1]	Effective January 1, 2011, ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%, Class C of 2.50% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2013 upon 30 days written notice to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ICON UTILITIES FUND (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, ICON Utilities Fund	Class A	837	9,762	9,762	9,762
Class C, ICON Utilities Fund	Class C	353	6,510	6,510	6,510
Class S, ICON Utilities Fund	Class S	154	498	866	1,902

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
ICON UTILITIES FUND Class C, ICON Utilities Fund	Class C	253	6,510	6,510	6,510

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 114.73% of the average value of its whole portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Utilities sectors (as determined by the Global Industry Classification Standard) including, but not limited to: Electric Utilities, Gas Utilities, Independent Power Producers & Energy Traders, Multi-utilities and Water Utilities. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Utilities sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, general economic conditions, supply and demand, competition, and government regulation or deregulation may impact the performance of this Fund. The recent trend towards deregulation in the Utilities industries presents special risks. Companies may be faced with increased competition and may become less profitable.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class S
Best Quarter: Q2 2003 21.09% Worst Quarter: Q3 2002 -15.70%

Average Annual Total Returns for the Periods ended 12/31/11
Average Annual Total Returns ICON UTILITIES FUND	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception Date	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes Class S, ICON Utilities Fund	ICON Utilities Fund (Formerly, ICON Telecommunication & Utilities Fund) Class S	Return Before Taxes		Jul 9, 1997	14.72%	2.88%	6.56%	7.74%
Return Before Taxes Class A, ICON Utilities Fund	ICON Utilities Fund Class A			Sep 30, 2010	7.19%			8.64%
Return Before Taxes Class C, ICON Utilities Fund	ICON Utilities Fund Class C			Sep 30, 2010	12.54%			13.59%
Return After Taxes on Distributions Class S, ICON Utilities Fund	ICON Utilities Fund (Formerly, ICON Telecommunication & Utilities Fund) Class S	Return After Taxes on Distributions		Jul 9, 1997	13.86%	1.66%	5.44%	4.75%
Return After Taxes on Distributions and Sale of Fund Shares Class S, ICON Utilities Fund	ICON Utilities Fund (Formerly, ICON Telecommunication & Utilities Fund) Class S	Return After Taxes on Distributions and Sale of Fund Shares		Jul 9, 1997	10.55%	2.02%	5.38%	5.02%
S&P 1500 Telecommunications Services Index Class S, ICON Utilities Fund	ICON Utilities Fund (Formerly, ICON Telecommunication & Utilities Fund) Class S	S&P 1500 Telecommunications Services Index	(reflects no deduction for fees, expenses, or taxes)	Jul 9, 1997	5.83%	1.11%	1.42%	2.54%
S&P 1500 Telecommunications Services Index Class A, ICON Utilities Fund	ICON Utilities Fund Class A	S&P 1500 Telecommunications Services Index	(reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	5.83%			10.78%
S&P 1500 Telecommunications Services Index Class C, ICON Utilities Fund	ICON Utilities Fund Class C	S&P 1500 Telecommunications Services Index	(reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	5.83%			10.78%
S&P 1500 Utilities Index Class S, ICON Utilities Fund	ICON Utilities Fund (Formerly, ICON Telecommunication & Utilities Fund) Class S	S&P 1500 Utilities Index	(reflects no deduction for fees, expenses, or taxes)	Jul 9, 1997	19.52%	4.27%	7.08%	7.41%
S&P 1500 Utilities Index Class A, ICON Utilities Fund	ICON Utilities Fund Class A	S&P 1500 Utilities Index	(reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	19.52%			17.15%
S&P 1500 Utilities Index Class C, ICON Utilities Fund	ICON Utilities Fund Class C	S&P 1500 Utilities Index	(reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	19.52%			17.15%
S&P Composite 1500 Index Class S, ICON Utilities Fund	ICON Utilities Fund (Formerly, ICON Telecommunication & Utilities Fund) Class S	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	Jul 9, 1997	1.75%	0.11%	3.40%	4.59%
S&P Composite 1500 Index Class A, ICON Utilities Fund	ICON Utilities Fund Class A	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	1.75%			10.37%
S&P Composite 1500 Index Class C, ICON Utilities Fund	ICON Utilities Fund Class C	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	1.75%			10.37%

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2011
Registrant Name	dei_EntityRegistrantName	ICON FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001025770
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 23, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan 23, 2012
Prospectus Date	rr_ProspectusDate	Jan 23, 2012
ICON BOND FUND | ICON U.S. Diversified Funds
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARIES ICON BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks maximum total return.
Fees and Expenses of the Fund	if1025770_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 51 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 59 of the Fund’s statement of additional information.
Expense Breakpoint Discounts	if1025770_ExpenseBreakPointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 51 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 59 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C shares:
Portfolio Turnover	if1025770_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32.13% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.13%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in a broad range of U.S. dollar-denominated bonds. These include corporate bonds, notes and debentures, as well as U.S. government and agency securities. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice. The Fund generally invests in investment-grade securities, although the Fund may invest up to 25% of its assets in lower-rated securities. There is no limit on the Fund’s average maturity or on the maturity of any individual issues in the Fund.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in a broad range of U.S. dollar-denominated bonds. These include corporate bonds, notes and debentures, as well as U.S. government and agency securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Interest Rate Risk. Bond prices tend to move inversely with changes in interest rates. For example, when interest rates rise, bond prices generally fall. Securities with longer maturities are more sensitive to changes in interest rates. Performance could also be affected if unexpected interest rate trends cause the Fund’s mortgage or asset-backed securities to be paid off substantially earlier or later than expected. Slower payoffs effectively increase maturity, also heightening interest rate risk. When interest rates fall, many mortgages are refinanced and mortgage-backed securities may be repaid early. As a result, the Fund may not experience the increase in market value from these securities that normally accompanies a decline in interest rates.

Credit Risk. The Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. Failure of an issuer to make timely payments of principal and interest or a decline or perception of decline in the credit quality of a bond can cause a bond’s price to fall, potentially affecting the Fund’s share price.

Changes in Debt Ratings. If a rating agency gives a debt security a lower rating, the value of the security may decline because investors may demand a higher rate of return.

High Yield Risk. The Fund may invest in high yield securities (commonly known as “junk bonds”) which may be subject to greater levels of interest rate, credit and liquidity risk than investment grade securities. These securities may be considered speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for junk bonds and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its investment in the issue.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investment in less liquid securities may reduce the Fund’s returns because it may be unable to sell the less liquid security at an advantageous time or price.

Call Risk. Some debt securities allow the issuer to repay the obligation early; these are referred to as “callable securities.” Issuers will often repay the obligation underlying a callable security when interest rates are low. To the extent that the Fund holds callable securities and the issuer repays the securities early, the Fund may not benefit fully from the increase in value that other debt securities experience when rates decline. In addition, the Fund likely would have to reinvest the proceeds of the payoff at current yields, which will likely be lower than those paid by the callable security that was paid off.

Government Agency Securities Risk. Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Government National Mortgage Association (“Ginnie Mae”) is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veteran Affairs. Government-related guarantors are not backed by the full faith and credit of the U.S. government and include the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae, but are not backed by the full faith and credit of the U.S. government. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. government.

Market Risk. The Fund’s overall risk level will depend on the market sectors in which the Fund is invested and the current interest rate, liquidity conditions, and credit quality of such sectors. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Performance History	if1025770_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class C shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class C shares.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, both before and after taxes, is no guarantee of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iconfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-764-0442
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of 12/31 — Class C Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q2 2009 6.49% Worst Quarter: Q3 2008 -4.16%
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart above does not reflect any sales charges. If those charges were reflected, returns would be less than those shown.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods ended 12/31/11
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for the Fund’s Class C shares. After-tax performance for the Fund’s Class A and Class S shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for the Fund’s Class C shares. After-tax performance for the Fund’s Class A and Class S shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON BOND FUND | Class A, ICON Bond Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%	[1],[2],[3]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1],[2],[3]
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none	[2],[3]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[3]
Other Expenses	rr_Component1OtherExpensesOverAssets	4.98%	[2],[3]
Expense Recoupments	rr_Component2OtherExpensesOverAssets		[2],[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.83%	[2],[3]
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(4.82%)	[2],[3],[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.01%	[2],[3],[5]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	668	[2]
3 Years	rr_ExpenseExampleYear03	1,718	[2]
5 Years	rr_ExpenseExampleYear05	2,845	[2]
10 Years	rr_ExpenseExampleYear10	5,580	[2]
ICON BOND FUND | Class C, ICON Bond Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.85%	[1]
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.85%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.71%
Expense Recoupments	rr_Component2OtherExpensesOverAssets		[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.16%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.56%)	[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.60%	[5]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	248
3 Years	rr_ExpenseExampleYear03	505
5 Years	rr_ExpenseExampleYear05	871
10 Years	rr_ExpenseExampleYear10	1,977
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	163
3 Years	rr_ExpenseExampleNoRedemptionYear03	505
5 Years	rr_ExpenseExampleNoRedemptionYear05	871
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,977
Annual Total Returns	rr_BarChartTableAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.16%)
2003	rr_AnnualReturn2003	9.61%
2004	rr_AnnualReturn2004	3.59%
2005	rr_AnnualReturn2005	(0.76%)
2006	rr_AnnualReturn2006	3.45%
2007	rr_AnnualReturn2007	5.34%
2008	rr_AnnualReturn2008	(3.80%)
2009	rr_AnnualReturn2009	14.93%
2010	rr_AnnualReturn2010	5.69%
2011	rr_AnnualReturn2011	2.03%
ICON BOND FUND | Class S, ICON Bond Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1],[6]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1],[6]
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none	[6]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[6]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[6]
Other Expenses	rr_Component1OtherExpensesOverAssets	0.54%	[6]
Expense Recoupments	rr_Component2OtherExpensesOverAssets	0.04%	[4],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%	[6]
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[4],[6]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.75%	[5],[6]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class S
1 Year	rr_ExpenseExampleYear01	77
3 Years	rr_ExpenseExampleYear03	240
5 Years	rr_ExpenseExampleYear05	417
10 Years	rr_ExpenseExampleYear10	994
ICON BOND FUND | Return Before Taxes | Class A, ICON Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Bond Fund Class A
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	(2.28%)	[7]
5 Years	rr_AverageAnnualReturnYear05		[7]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.67%)	[7]
ICON BOND FUND | Return Before Taxes | Class C, ICON Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Bond Fund Class C
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 21, 2002
1 Year	rr_AverageAnnualReturnYear01	1.18%
5 Years	rr_AverageAnnualReturnYear05	4.66%
Since Inception	rr_AverageAnnualReturnSinceInception	4.51%
ICON BOND FUND | Return Before Taxes | Class S, ICON Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Bond Fund Class S
Inception Date	rr_AverageAnnualReturnInceptionDate	May 6, 2004
1 Year	rr_AverageAnnualReturnYear01	2.89%
5 Years	rr_AverageAnnualReturnYear05	5.53%
Since Inception	rr_AverageAnnualReturnSinceInception	4.89%
ICON BOND FUND | Return After Taxes on Distributions | Class C, ICON Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Bond Fund Class C
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 21, 2002
1 Year	rr_AverageAnnualReturnYear01	(0.40%)
5 Years	rr_AverageAnnualReturnYear05	3.11%
Since Inception	rr_AverageAnnualReturnSinceInception	3.06%
ICON BOND FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class C, ICON Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Bond Fund Class C
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 21, 2002
1 Year	rr_AverageAnnualReturnYear01	1.11%
5 Years	rr_AverageAnnualReturnYear05	3.12%
Since Inception	rr_AverageAnnualReturnSinceInception	3.03%
ICON BOND FUND | Barclays Capital U.S. Universal Index Excluding Mortgage-Backed Securities (ex-MBS) | Class C, ICON Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Bond Fund Class C
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Universal Index Excluding Mortgage-Backed Securities (ex-MBS)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 21, 2002
1 Year	rr_AverageAnnualReturnYear01	7.86%
5 Years	rr_AverageAnnualReturnYear05	6.22%
Since Inception	rr_AverageAnnualReturnSinceInception	6.08%
ICON BOND FUND | Barclays Capital U.S. Universal Index (ex-MBS) | Class A, ICON Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Bond Fund Class A
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Universal Index (ex-MBS)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	7.86%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	4.93%
ICON BOND FUND | Barclays Capital U.S. Universal Index (ex-MBS) | Class S, ICON Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Bond Fund Class S
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Universal Index (ex-MBS)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 6, 2004
1 Year	rr_AverageAnnualReturnYear01	7.86%
5 Years	rr_AverageAnnualReturnYear05	6.22%
Since Inception	rr_AverageAnnualReturnSinceInception	5.81%
ICON EQUITY INCOME FUND | ICON U.S. Diversified Funds
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ICON EQUITY INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks modest capital appreciation and income.
Fees and Expenses of the Fund	if1025770_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 51 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 59 of the Fund’s statement of additional information.
Expense Breakpoint Discounts	if1025770_ExpenseBreakPointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 51 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 59 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C shares:
Portfolio Turnover	if1025770_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 142.75% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	142.75%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization, including convertible and preferred securities, and in securities issued by dividend-paying companies. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice. The Fund generally invests in U.S. government agencies or government sponsored enterprises and investment-grade securities, although the Fund may invest up to 25% of its total assets in lower-rated securities.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization, including convertible and preferred securities, and in securities issued by dividend-paying companies.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Credit Risk. The Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. Failure of an issuer to make timely payments of principal and interest or a decline or perception of decline in the credit quality of a convertible security can cause a convertible security’s price to fall, potentially lowering the Fund’s share price.

Changes in Debt Ratings. If a rating agency gives a convertible security a lower rating, the value of the security may decline because investors will demand a higher rate of return.

Interest Rate Risk. Prices of convertible securities tend to move inversely with changes in interest rates. For example, when interest rates rise, prices of convertible securities generally fall. Securities with longer maturities tend to be more sensitive to changes in interest rates. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive to interest rate changes than a fixed-rate corporate bond.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Government Agency Securities Risk. Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Government National Mortgage Association (“Ginnie Mae”) is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veteran Affairs. Government-related guarantors are not backed by the full faith and credit of the U.S. government and include the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae, but are not backed by the full faith and credit of the U.S. government. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. government.

Foreign Investment Risk. Up to 20% of the Fund’s net assets may be invested in foreign securities. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid than U.S. stock markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Performance History	if1025770_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class C shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class C shares.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, both before and after taxes, is no guarantee of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iconfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-764-0442
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of 12/31 — Class C Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q3 2009 19.84% Worst Quarter: Q4 2008 -22.79%
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart above does not reflect any sales charges. If those charges were reflected, returns would be less than those shown.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods ended 12/31/11
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for the Fund’s Class C shares. After-tax performance for the Fund’s Class A and Class S shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for the Fund’s Class C shares. After-tax performance for the Fund’s Class A and Class S shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON EQUITY INCOME FUND | Class A, ICON Equity Income Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1],[2],[3]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1],[2],[3]
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none	[2],[3]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[3]
Other Expenses	rr_Component1OtherExpensesOverAssets	0.91%	[2],[3]
Expense Recoupments	rr_Component2OtherExpensesOverAssets		[2],[3],[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%	[2],[3]
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[2],[3],[8]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.45%	[2],[3],[9]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	808	[2]
3 Years	rr_ExpenseExampleYear03	1,007	[2]
5 Years	rr_ExpenseExampleYear05	1,321	[2]
10 Years	rr_ExpenseExampleYear10	2,270	[2]
ICON EQUITY INCOME FUND | Class C, ICON Equity Income Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.78%
Expense Recoupments	rr_Component2OtherExpensesOverAssets		[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.53%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[8]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.20%	[9]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	323
3 Years	rr_ExpenseExampleYear03	688
5 Years	rr_ExpenseExampleYear05	1,179
10 Years	rr_ExpenseExampleYear10	2,575
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	223
3 Years	rr_ExpenseExampleNoRedemptionYear03	688
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,179
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,575
Annual Total Returns	rr_BarChartTableAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.79%)
2003	rr_AnnualReturn2003	32.74%
2004	rr_AnnualReturn2004	10.52%
2005	rr_AnnualReturn2005	3.38%
2006	rr_AnnualReturn2006	9.49%
2007	rr_AnnualReturn2007	8.08%
2008	rr_AnnualReturn2008	(36.19%)
2009	rr_AnnualReturn2009	21.70%
2010	rr_AnnualReturn2010	14.07%
2011	rr_AnnualReturn2011	(2.80%)
ICON EQUITY INCOME FUND | Class S, ICON Equity Income Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1],[6]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1],[6]
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none	[6]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[6]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[6]
Other Expenses	rr_Component1OtherExpensesOverAssets	2.84%	[6]
Expense Recoupments	rr_Component2OtherExpensesOverAssets	0.40%	[6],[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.99%	[6]
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.79%)	[6],[8]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.20%	[6],[9]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class S
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	381
5 Years	rr_ExpenseExampleYear05	660
10 Years	rr_ExpenseExampleYear10	1,845
ICON EQUITY INCOME FUND | Return Before Taxes | Class A, ICON Equity Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Equity Income Fund Class A
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
1 Year	rr_AverageAnnualReturnYear01	(7.72%)	[7]
5 Years	rr_AverageAnnualReturnYear05	(1.87%)	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.52%)	[7]
ICON EQUITY INCOME FUND | Return Before Taxes | Class C, ICON Equity Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Equity Income Fund Class C
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2002
1 Year	rr_AverageAnnualReturnYear01	(3.80%)
5 Years	rr_AverageAnnualReturnYear05	(1.43%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.07%
ICON EQUITY INCOME FUND | Return Before Taxes | Class S, ICON Equity Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Equity Income Fund Class S
Inception Date	rr_AverageAnnualReturnInceptionDate	May 10, 2004
1 Year	rr_AverageAnnualReturnYear01	(1.87%)
5 Years	rr_AverageAnnualReturnYear05	(0.43%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.71%
ICON EQUITY INCOME FUND | Return After Taxes on Distributions | Class C, ICON Equity Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Equity Income Fund Class C
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2002
1 Year	rr_AverageAnnualReturnYear01	(4.41%)
5 Years	rr_AverageAnnualReturnYear05	(2.42%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.17%
ICON EQUITY INCOME FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class C, ICON Equity Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Equity Income Fund Class C
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2002
1 Year	rr_AverageAnnualReturnYear01	(2.25%)
5 Years	rr_AverageAnnualReturnYear05	(1.51%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.22%
ICON EQUITY INCOME FUND | S&P Composite 1500 Index | Class A, ICON Equity Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Equity Income Fund Class A
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
1 Year	rr_AverageAnnualReturnYear01	1.75%
5 Years	rr_AverageAnnualReturnYear05	0.11%
Since Inception	rr_AverageAnnualReturnSinceInception	2.16%
ICON EQUITY INCOME FUND | S&P Composite 1500 Index | Class C, ICON Equity Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Equity Income Fund Class C
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2002
1 Year	rr_AverageAnnualReturnYear01	1.75%
5 Years	rr_AverageAnnualReturnYear05	0.11%
Since Inception	rr_AverageAnnualReturnSinceInception	6.35%
ICON EQUITY INCOME FUND | S&P Composite 1500 Index | Class S, ICON Equity Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Equity Income Fund Class S
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 10, 2004
1 Year	rr_AverageAnnualReturnYear01	1.75%
5 Years	rr_AverageAnnualReturnYear05	0.11%
Since Inception	rr_AverageAnnualReturnSinceInception	4.44%
ICON FUND | ICON U.S. Diversified Funds
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ICON FUND (Formerly, ICON Core Equity Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks capital appreciation,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary objective of capital preservation to provide long-term growth.
Fees and Expenses of the Fund	if1025770_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 51 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 59 of the Fund’s statement of additional information.
Expense Breakpoint Discounts	if1025770_ExpenseBreakPointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 51 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 59 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated from the most recent fiscal year end to reflect the current expense limitation agreement.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C shares:
Portfolio Turnover	if1025770_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57.93% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.93%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities traded in the U.S. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities traded in the U.S.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Foreign Investment Risk. Up to 20% of the Fund’s net assets may be invested in foreign securities. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid than U.S. stock markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Performance History	if1025770_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class C shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class C shares.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, both before and after taxes, is no guarantee of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iconfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-764-0442
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of 12/31 — Class C Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q2 2003 20.57% Worst Quarter: Q4 2008 -29.35%
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart above does not reflect any sales charges. If those charges were reflected, returns would be less than those shown.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods ended 12/31/11
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for the Fund’s Class C shares. After-tax performance for the Fund’s Class A and Class S shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for the Fund’s Class C shares. After-tax performance for the Fund’s Class A and Class S shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON FUND | Class A, ICON Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1],[2],[3]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1],[2],[3]
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none	[2],[3]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[3]
Other Expenses	rr_Component1OtherExpensesOverAssets	1.52%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.52%	[2],[3]
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.02%)	[2],[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.50%	[10],[11],[2],[3]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	813	[12]
3 Years	rr_ExpenseExampleYear03	1,223	[12]
5 Years	rr_ExpenseExampleYear05	1,752	[12]
10 Years	rr_ExpenseExampleYear10	3,194	[12]
ICON FUND | Class C, ICON Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.27%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.25%	[10],[11]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	328	[12]
3 Years	rr_ExpenseExampleYear03	707	[12]
5 Years	rr_ExpenseExampleYear05	1,213	[12]
10 Years	rr_ExpenseExampleYear10	2,603	[12]
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	228	[12]
3 Years	rr_ExpenseExampleNoRedemptionYear03	707	[12]
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,213	[12]
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,603	[12]
Annual Total Returns	rr_BarChartTableAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.35%)
2002	rr_AnnualReturn2002	(24.61%)
2003	rr_AnnualReturn2003	31.87%
2004	rr_AnnualReturn2004	14.92%
2005	rr_AnnualReturn2005	8.71%
2006	rr_AnnualReturn2006	6.59%
2007	rr_AnnualReturn2007	11.33%
2008	rr_AnnualReturn2008	(48.86%)
2009	rr_AnnualReturn2009	16.68%
2010	rr_AnnualReturn2010	11.48%
2011	rr_AnnualReturn2011	(4.20%)
ICON FUND | Class S, ICON Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1],[6]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1],[6]
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none	[6]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[6]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[6]
Other Expenses	rr_Component1OtherExpensesOverAssets	1.77%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.52%	[6]
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.27%)	[6]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.25%	[10],[11],[6]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class S
1 Year	rr_ExpenseExampleYear01	127	[12]
3 Years	rr_ExpenseExampleYear03	663	[12]
5 Years	rr_ExpenseExampleYear05	1,226	[12]
10 Years	rr_ExpenseExampleYear10	2,760	[12]
ICON FUND | Return Before Taxes | Class A, ICON Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Fund Class A
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
1 Year	rr_AverageAnnualReturnYear01	(9.84%)	[7]
5 Years	rr_AverageAnnualReturnYear05	(7.88%)	[7]
10 Years	rr_AverageAnnualReturnYear10		[7]
Since Inception	rr_AverageAnnualReturnSinceInception	(6.94%)	[7]
ICON FUND | Return Before Taxes | Class C, ICON Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Fund (Formerly, ICON Core Equity Fund) Class C
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2000
1 Year	rr_AverageAnnualReturnYear01	(5.20%)
5 Years	rr_AverageAnnualReturnYear05	(6.64%)
10 Years	rr_AverageAnnualReturnYear10	(0.62%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.80%
ICON FUND | Return Before Taxes | Class S, ICON Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Fund Class S
Inception Date	rr_AverageAnnualReturnInceptionDate	May 6, 2004
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	(6.26%)
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.08%
ICON FUND | Return After Taxes on Distributions | Class C, ICON Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Fund (Formerly, ICON Core Equity Fund) Class C
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2000
1 Year	rr_AverageAnnualReturnYear01	(5.20%)
5 Years	rr_AverageAnnualReturnYear05	(7.07%)
10 Years	rr_AverageAnnualReturnYear10	(1.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.35%
ICON FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class C, ICON Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Fund (Formerly, ICON Core Equity Fund) Class C
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2000
1 Year	rr_AverageAnnualReturnYear01	(3.38%)
5 Years	rr_AverageAnnualReturnYear05	(5.57%)
10 Years	rr_AverageAnnualReturnYear10	(0.51%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.65%
ICON FUND | S&P Composite 1500 Index | Class A, ICON Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Fund Class A
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
1 Year	rr_AverageAnnualReturnYear01	1.75%
5 Years	rr_AverageAnnualReturnYear05	0.11%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.16%
ICON FUND | S&P Composite 1500 Index | Class C, ICON Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Fund (Formerly, ICON Core Equity Fund) Class C
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2000
1 Year	rr_AverageAnnualReturnYear01	1.75%
5 Years	rr_AverageAnnualReturnYear05	0.11%
10 Years	rr_AverageAnnualReturnYear10	3.40%
Since Inception	rr_AverageAnnualReturnSinceInception	1.98%
ICON FUND | S&P Composite 1500 Index | Class S, ICON Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Fund Class S
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 6, 2004
1 Year	rr_AverageAnnualReturnYear01	1.75%
5 Years	rr_AverageAnnualReturnYear05	0.11%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.07%
ICON LONG/SHORT FUND | ICON U.S. Diversified Funds
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ICON LONG/SHORT FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks capital appreciation.
Fees and Expenses of the Fund	if1025770_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 51 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 59 of the Fund’s statement of additional information.
Expense Breakpoint Discounts	if1025770_ExpenseBreakPointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 51 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 59 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C shares.
Portfolio Turnover	if1025770_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67.28% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.28%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests in equity securities of companies of any market capitalization and traded in U.S. markets. The Fund will generally take long positions in equity securities identified as undervalued and take short positions in equity securities identified as overvalued. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice. Each long or short position will be determined by considering the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests in equity securities of companies of any market capitalization and traded in U.S. markets. The Fund will generally take long positions in equity securities identified as undervalued and take short positions in equity securities identified as overvalued.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Short Sale Risk. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited. By contrast, the Fund’s loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot drop below zero.

Segregated Account Risk. Until the Fund replaces a borrowed security, it is required to maintain a segregated account of cash or highly liquid securities with a broker or custodian to cover the Fund’s short position. Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. As a result, there is the possibility that segregation of a large percentage of the Fund’s assets could affect its portfolio management.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Foreign Investment Risk. Up to 20% of the Fund’s net assets may be invested in foreign securities. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid than U.S. stock markets.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Performance History	if1025770_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class C shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class C shares.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, both before and after taxes, is no guarantee of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iconfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-764-0442
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of 12/31 — Class C Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q2 2003 24.04% Worst Quarter: Q4 2008 -20.17%
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart above does not reflect any sales charges. If those charges were reflected, returns would be less than those shown.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods ended 12/31/11
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for the Fund’s Class C shares. After-tax performance for the Fund’s Class A and Class S shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for the Fund’s Class C shares. After-tax performance for the Fund’s Class A and Class S shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON LONG/SHORT FUND | Class A, ICON Long/Short Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1],[2],[3]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1],[2],[3]
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none	[2],[3]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[3]
Other Expenses	rr_Component1OtherExpensesOverAssets	2.13%	[2],[3]
Expense Recoupments	rr_Component2OtherExpensesOverAssets		[13],[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.23%	[2],[3]
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.32%)	[13],[2],[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.91%	[14],[2],[3]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	852	[2]
3 Years	rr_ExpenseExampleYear03	1,140	[2]
5 Years	rr_ExpenseExampleYear05	1,546	[2]
10 Years	rr_ExpenseExampleYear10	2,841	[2]
ICON LONG/SHORT FUND | Class C, ICON Long/Short Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component1OtherExpensesOverAssets	1.29%
Expense Recoupments	rr_Component2OtherExpensesOverAssets		[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.14%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[13]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.70%	[14]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	373
3 Years	rr_ExpenseExampleYear03	838
5 Years	rr_ExpenseExampleYear05	1,429
10 Years	rr_ExpenseExampleYear10	3,085
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	273
3 Years	rr_ExpenseExampleNoRedemptionYear03	838
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,429
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,085
Annual Total Returns	rr_BarChartTableAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.17%)
2003	rr_AnnualReturn2003	36.75%
2004	rr_AnnualReturn2004	17.35%
2005	rr_AnnualReturn2005	5.55%
2006	rr_AnnualReturn2006	10.35%
2007	rr_AnnualReturn2007	8.12%
2008	rr_AnnualReturn2008	(40.41%)
2009	rr_AnnualReturn2009	14.08%
2010	rr_AnnualReturn2010	2.15%
2011	rr_AnnualReturn2011	0.50%
ICON LONG/SHORT FUND | Class S, ICON Long/Short Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1],[6]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1],[6]
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none	[6]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%	[6]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[6]
Other Expenses	rr_Component1OtherExpensesOverAssets	6.11%	[6]
Expense Recoupments	rr_Component2OtherExpensesOverAssets	0.80%	[13],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.76%	[6]
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(6.11%)	[13],[6]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.65%	[14],[6]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class S
1 Year	rr_ExpenseExampleYear01	168
3 Years	rr_ExpenseExampleYear03	520
5 Years	rr_ExpenseExampleYear05	896
10 Years	rr_ExpenseExampleYear10	2,757
ICON LONG/SHORT FUND | Return Before Taxes | Class A, ICON Long/Short Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Long/Short Fund Class A
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
1 Year	rr_AverageAnnualReturnYear01	(4.62%)	[7]
5 Years	rr_AverageAnnualReturnYear05	(5.91%)	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	(4.86%)	[7]
ICON LONG/SHORT FUND | Return Before Taxes | Class C, ICON Long/Short Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Long/Short Fund Class C
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 17, 2002
1 Year	rr_AverageAnnualReturnYear01	(0.50%)
5 Years	rr_AverageAnnualReturnYear05	(5.48%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.86%
ICON LONG/SHORT FUND | Return Before Taxes | Class S, ICON Long/Short Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Long/Short Fund Class S
Inception Date	rr_AverageAnnualReturnInceptionDate	May 6, 2004
1 Year	rr_AverageAnnualReturnYear01	1.51%
5 Years	rr_AverageAnnualReturnYear05	(4.59%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.74%
ICON LONG/SHORT FUND | Return After Taxes on Distributions | Class C, ICON Long/Short Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Long/Short Fund Class C
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 17, 2002
1 Year	rr_AverageAnnualReturnYear01	(0.50%)
5 Years	rr_AverageAnnualReturnYear05	(5.72%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.56%
ICON LONG/SHORT FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class C, ICON Long/Short Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Long/Short Fund Class C
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 17, 2002
1 Year	rr_AverageAnnualReturnYear01	(0.32%)
5 Years	rr_AverageAnnualReturnYear05	(4.59%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.44%
ICON LONG/SHORT FUND | S&P Composite 1500 Index | Class A, ICON Long/Short Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Long/Short Fund Class A
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
1 Year	rr_AverageAnnualReturnYear01	1.75%
5 Years	rr_AverageAnnualReturnYear05	0.11%
Since Inception	rr_AverageAnnualReturnSinceInception	2.16%
ICON LONG/SHORT FUND | S&P Composite 1500 Index | Class C, ICON Long/Short Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Long/Short Fund Class C
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 17, 2002
1 Year	rr_AverageAnnualReturnYear01	1.75%
5 Years	rr_AverageAnnualReturnYear05	0.11%
Since Inception	rr_AverageAnnualReturnSinceInception	6.51%
ICON LONG/SHORT FUND | S&P Composite 1500 Index | Class S, ICON Long/Short Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Long/Short Fund Class S
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 6, 2004
1 Year	rr_AverageAnnualReturnYear01	1.75%
5 Years	rr_AverageAnnualReturnYear05	0.11%
Since Inception	rr_AverageAnnualReturnSinceInception	4.07%
ICON RISK-MANAGED EQUITY FUND | ICON U.S. Diversified Funds
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ICON RISK-MANAGED EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks modest capital appreciation and to maximize realized gains.
Fees and Expenses of the Fund	if1025770_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 51 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 59 of the Fund’s statement of additional information.
Expense Breakpoint Discounts	if1025770_ExpenseBreakPointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 51 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 59 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C shares:
Portfolio Turnover	if1025770_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67.61% of the average value of its whole portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.61%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It seeks modest capital appreciation by normally investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities traded in U.S. markets, including common stocks and preferred stocks of any market capitalization. To manage the risk of holding equity securities, the Fund may write call options or purchase puts on the securities in the portfolio or indexes. The Fund may also purchase exchange traded funds and other derivatives.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It seeks modest capital appreciation by normally investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities traded in U.S. markets, including common stocks and preferred stocks of any market capitalization.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Correlation Risk. The effectiveness of the Fund’s index option-based risk management strategy may be reduced if the performance of the Fund’s equity portfolio does not correlate to that of the index underlying its option positions.

Options Risk. Investments in call options involve certain risks. These risks include:

  Limited Gains. By selling a call option, the Fund may forego the opportunity to benefit from an increase in price of the underlying stock or index above the exercise price, but continue to bear the risk of a decline in the value of the underlying stock or index. While the Fund receives a premium for writing the call option, the price the Fund realizes from the sale of stock or exposure to the underlying index upon exercise of the option could be substantially below its prevailing market price.
  Lack of Liquidity for the Option. A liquid market may not exist for the option. If the Fund is not able to close out the options transaction, the Fund will not be able to sell the underlying security until the option expires or is exercised.
  Lack of Liquidity for the Security. The Fund’s investment strategy may also result in a lack of liquidity of the purchase and sale of portfolio securities. Because the Fund may generally hold the stocks or exposure to the index underlying the option, the Fund may be less likely to sell the stocks in its portfolio to take advantage of new investment opportunities. This risk is less likely to be prevalent on options that are written on an index.

Tax Consequences. The sale of call options generates premiums. These premiums typically will result in short-term capital gains to the Fund for federal and state income tax purposes. Transactions involving the disposition of the Fund’s underlying securities (whether pursuant to the exercise of a call option or otherwise) will give rise to capital gains or losses. Due to the tax treatment of securities on which call options have been written, the majority, if not all, of the gains from the sale of the underlying security will be short-term capital gains. Short-term capital gains are usually taxable as ordinary income when distributed to shareholders. Because the Fund does not have control over the exercise of the call options it writes, shareholder redemptions or corporate events involving its equity securities investments (such as mergers, acquisitions or reorganizations), may force it to realize capital gains or losses at inopportune times. The Fund intends to make quarterly distributions of income (versus capital gains), if any.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies, which may involve greater risk of loss and price fluctuation than larger and more established companies. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

Foreign Investment Risk. Up to 20% of the Fund’s net assets may be invested in foreign securities. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid than U.S. stock markets.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Performance History	if1025770_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class C shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class C shares.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, both before and after taxes, is no guarantee of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iconfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-764-0442
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of 12/31 — Class C Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q2 2003 16.87% Worst Quarter: Q1 2009 -15.37%
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart above does not reflect any sales charges. If those charges were reflected, returns would be less than those shown.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods ended 12/31/11
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for the Fund’s Class C shares. After-tax performance for the Fund’s Class A and Class S shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for the Fund’s Class C shares. After-tax performance for the Fund’s Class A and Class S shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON RISK-MANAGED EQUITY FUND | Class A, ICON Risk-Managed Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1],[2],[3]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1],[2],[3]
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none	[2],[3]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[3]
Other Expenses	rr_Component1OtherExpensesOverAssets	1.08%	[2],[3]
Expense Recoupments	rr_Component2OtherExpensesOverAssets		[15],[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%	[2],[3]
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[15],[2],[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.48%	[2],[3],[9]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	811	[2]
3 Years	rr_ExpenseExampleYear03	1,016	[2]
5 Years	rr_ExpenseExampleYear05	1,336	[2]
10 Years	rr_ExpenseExampleYear10	2,320	[2]
ICON RISK-MANAGED EQUITY FUND | Class C, ICON Risk-Managed Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component1OtherExpensesOverAssets	1.20%
Expense Recoupments	rr_Component2OtherExpensesOverAssets		[15]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.95%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.72%)	[15]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.23%	[9]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	326
3 Years	rr_ExpenseExampleYear03	697
5 Years	rr_ExpenseExampleYear05	1,194
10 Years	rr_ExpenseExampleYear10	2,655
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	226
3 Years	rr_ExpenseExampleNoRedemptionYear03	697
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,194
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,655
Annual Total Returns	rr_BarChartTableAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.37%)
2003	rr_AnnualReturn2003	28.06%
2004	rr_AnnualReturn2004	6.81%
2005	rr_AnnualReturn2005	1.82%
2006	rr_AnnualReturn2006	4.17%
2007	rr_AnnualReturn2007	11.08%
2008	rr_AnnualReturn2008	(23.16%)
2009	rr_AnnualReturn2009	8.59%
2010	rr_AnnualReturn2010	5.35%
2011	rr_AnnualReturn2011	(2.63%)
ICON RISK-MANAGED EQUITY FUND | Class S, ICON Risk-Managed Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1],[6]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1],[6]
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none	[6]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[6]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[6]
Other Expenses	rr_Component1OtherExpensesOverAssets	5.63%	[6]
Expense Recoupments	rr_Component2OtherExpensesOverAssets	0.84%	[15],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.22%	[6]
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(5.99%)	[15],[6]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.23%	[6],[9]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class S
1 Year	rr_ExpenseExampleYear01	125
3 Years	rr_ExpenseExampleYear03	390
5 Years	rr_ExpenseExampleYear05	675
10 Years	rr_ExpenseExampleYear10	2,308
ICON RISK-MANAGED EQUITY FUND | Return Before Taxes | Class A, ICON Risk-Managed Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Risk-Managed Equity Fund Class A
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
1 Year	rr_AverageAnnualReturnYear01	(7.63%)	[7]
5 Years	rr_AverageAnnualReturnYear05	(1.40%)	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.39%)	[7]
ICON RISK-MANAGED EQUITY FUND | Return Before Taxes | Class C, ICON Risk-Managed Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Risk-Managed Equity Fund Class C
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 21, 2002
1 Year	rr_AverageAnnualReturnYear01	(3.63%)
5 Years	rr_AverageAnnualReturnYear05	(1.00%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.30%
ICON RISK-MANAGED EQUITY FUND | Return Before Taxes | Class S, ICON Risk-Managed Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Risk-Managed Equity Fund Class S
Inception Date	rr_AverageAnnualReturnInceptionDate	May 6, 2004
1 Year	rr_AverageAnnualReturnYear01	(1.69%)
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	2.31%
ICON RISK-MANAGED EQUITY FUND | Return After Taxes on Distributions | Class C, ICON Risk-Managed Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Risk-Managed Equity Fund Class C
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 21, 2002
1 Year	rr_AverageAnnualReturnYear01	(3.65%)
5 Years	rr_AverageAnnualReturnYear05	(2.14%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.22%
ICON RISK-MANAGED EQUITY FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class C, ICON Risk-Managed Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Risk-Managed Equity Fund Class C
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 21, 2002
1 Year	rr_AverageAnnualReturnYear01	(2.33%)
5 Years	rr_AverageAnnualReturnYear05	(1.42%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.31%
ICON RISK-MANAGED EQUITY FUND | S&P Composite 1500 Index | Class A, ICON Risk-Managed Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Risk-Managed Equity Fund Class A
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
1 Year	rr_AverageAnnualReturnYear01	1.75%
5 Years	rr_AverageAnnualReturnYear05	0.11%
Since Inception	rr_AverageAnnualReturnSinceInception	2.16%
ICON RISK-MANAGED EQUITY FUND | S&P Composite 1500 Index | Class C, ICON Risk-Managed Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Risk-Managed Equity Fund Class C
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 21, 2002
1 Year	rr_AverageAnnualReturnYear01	1.75%
5 Years	rr_AverageAnnualReturnYear05	0.11%
Since Inception	rr_AverageAnnualReturnSinceInception	5.87%
ICON RISK-MANAGED EQUITY FUND | S&P Composite 1500 Index | Class S, ICON Risk-Managed Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Risk-Managed Equity Fund Class S
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 6, 2004
1 Year	rr_AverageAnnualReturnYear01	1.75%
5 Years	rr_AverageAnnualReturnYear05	0.11%
Since Inception	rr_AverageAnnualReturnSinceInception	4.07%
ICON ASIA-PACIFIC REGION FUND | ICON International Funds
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARIES ICON ASIA-PACIFIC REGION FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long-term capital appreciation.
Fees and Expenses of the Fund	if1025770_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 37 of the Fund’s prospectus, and in “Sales Charge” on page 64 of the Fund’s statement of additional information.
Expense Breakpoint Discounts	if1025770_ExpenseBreakPointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 37 of the Fund’s prospectus, and in “Sales Charge” on page 64 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C shares:
Portfolio Turnover	if1025770_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 71.03% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.03%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in foreign equity securities in the Asia-Pacific Region. Foreign equity securities in the Asia-Pacific Region include securities of issuers, wherever organized, whose securities are traded principally on a recognized stock exchange or over-the-counter market in the countries listed in the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) Asia-Pacific Index. The Asia-Pacific Region includes the following countries: Australia, China, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice.

Equity securities in which the Fund may invest include common and preferred stocks of companies of any market capitalization.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in foreign equity securities in the Asia-Pacific Region. Foreign equity securities in the Asia-Pacific Region include securities of issuers, wherever organized, whose securities are traded principally on a recognized stock exchange or over-the-counter market in the countries listed in the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) Asia-Pacific Index. The Asia-Pacific Region includes the following countries: Australia, China, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Foreign Investment Risk. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid and more volatile than U.S. stock markets.

Geographic Risk. The Fund will be more susceptible to the economic, market, regulatory, political, natural disasters and local risks of the Asia-Pacific region than a fund that is more geographically diversified. The Asia-Pacific region includes countries in all stages of economic development; however, it has a higher prevalence of “emerging market” countries as compared to other regions of the world. Such emerging countries can be characterized as having less-developed legal and financial structures, over-extensions of credit, currency devaluations and restrictions, high inflation and unemployment. The region has historically been highly dependent on global trade, with nations taking strong roles in both the importing and exporting of goods; such a relationship creates a risk with this dependency on global growth. The respective stock markets tend to have a larger prevalence of smaller companies which are inherently more volatile and less liquid than larger comparables. Varying levels of accounting and disclosure standards, restrictions on foreign ownership, minority ownership rights, and corporate governance standards are also common for the region.

Non-Diversified Portfolio Risk. The ICON Asia-Pacific Region Fund is “non-diversified” which means that a Fund may own larger positions in a smaller number of securities than funds that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified fund. The Fund’s share prices may also be more volatile than those of a diversified fund.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies, which in turn may involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Portfolio Risk. The ICON Asia-Pacific Region Fund is “non-diversified” which means that a Fund may own larger positions in a smaller number of securities than funds that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified fund. The Fund’s share prices may also be more volatile than those of a diversified fund.
Performance History	if1025770_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class S shares.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, both before and after taxes, is no guarantee of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iconfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-764-0442
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of 12/31 — Class S Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q2 2009 35.82% Worst Quarter: Q3 2008 -25.02%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods ended 12/31/11
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON ASIA-PACIFIC REGION FUND | Class A, ICON Asia-Pacific Region Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	1.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.05%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.24%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.81%	[16]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	842
3 Years	rr_ExpenseExampleYear03	1,112
5 Years	rr_ExpenseExampleYear05	1,499
10 Years	rr_ExpenseExampleYear10	2,735
ICON ASIA-PACIFIC REGION FUND | Class C, ICON Asia-Pacific Region Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component1OtherExpensesOverAssets	2.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.40%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.85%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.55%	[16]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	358
3 Years	rr_ExpenseExampleYear03	793
5 Years	rr_ExpenseExampleYear05	1,355
10 Years	rr_ExpenseExampleYear10	3,112
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	258
3 Years	rr_ExpenseExampleNoRedemptionYear03	793
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,355
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,112
ICON ASIA-PACIFIC REGION FUND | Class S, ICON Asia-Pacific Region Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.59%	[16]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class S
1 Year	rr_ExpenseExampleYear01	162
3 Years	rr_ExpenseExampleYear03	502
5 Years	rr_ExpenseExampleYear05	866
10 Years	rr_ExpenseExampleYear10	1,890
Annual Total Returns	rr_BarChartTableAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.02%)
2002	rr_AnnualReturn2002	(10.53%)
2003	rr_AnnualReturn2003	43.67%
2004	rr_AnnualReturn2004	4.02%
2005	rr_AnnualReturn2005	49.37%
2006	rr_AnnualReturn2006	9.02%
2007	rr_AnnualReturn2007	24.36%
2008	rr_AnnualReturn2008	(51.98%)
2009	rr_AnnualReturn2009	52.24%
2010	rr_AnnualReturn2010	21.00%
2011	rr_AnnualReturn2011	(20.80%)
ICON ASIA-PACIFIC REGION FUND | Return Before Taxes | Class A, ICON Asia-Pacific Region Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Asia-Pacific Region Fund Class A
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
1 Year	rr_AverageAnnualReturnYear01	(25.48%)
5 Years	rr_AverageAnnualReturnYear05	(4.12%)
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(2.44%)
ICON ASIA-PACIFIC REGION FUND | Return Before Taxes | Class C, ICON Asia-Pacific Region Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Asia-Pacific Region Fund Class C
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 25, 2008
1 Year	rr_AverageAnnualReturnYear01	(22.51%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(6.68%)
ICON ASIA-PACIFIC REGION FUND | Return Before Taxes | Class S, ICON Asia-Pacific Region Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Asia-Pacific Region Fund Class S
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 25, 1997
1 Year	rr_AverageAnnualReturnYear01	(20.80%)
5 Years	rr_AverageAnnualReturnYear05	(2.72%)
10 Years	rr_AverageAnnualReturnYear10	6.61%
Since Inception	rr_AverageAnnualReturnSinceInception	1.69%
ICON ASIA-PACIFIC REGION FUND | Return After Taxes on Distributions | Class S, ICON Asia-Pacific Region Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Asia-Pacific Region Fund Class S
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 25, 1997
1 Year	rr_AverageAnnualReturnYear01	(20.85%)
5 Years	rr_AverageAnnualReturnYear05	(3.56%)
10 Years	rr_AverageAnnualReturnYear10	6.13%
Since Inception	rr_AverageAnnualReturnSinceInception	1.37%
ICON ASIA-PACIFIC REGION FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class S, ICON Asia-Pacific Region Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Asia-Pacific Region Fund Class S
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 25, 1997
1 Year	rr_AverageAnnualReturnYear01	(13.45%)
5 Years	rr_AverageAnnualReturnYear05	(2.49%)
10 Years	rr_AverageAnnualReturnYear10	5.70%
Since Inception	rr_AverageAnnualReturnSinceInception	1.38%
ICON ASIA-PACIFIC REGION FUND | MSCI All Country Asia-Pacific Index | Class A, ICON Asia-Pacific Region Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Asia-Pacific Region Fund Class A
Label	rr_AverageAnnualReturnLabel	MSCI All Country Asia-Pacific Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
1 Year	rr_AverageAnnualReturnYear01	(14.92%)
5 Years	rr_AverageAnnualReturnYear05	(1.64%)
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.40%
ICON ASIA-PACIFIC REGION FUND | MSCI All Country Asia-Pacific Index | Class C, ICON Asia-Pacific Region Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Asia-Pacific Region Fund Class C
Label	rr_AverageAnnualReturnLabel	MSCI All Country Asia-Pacific Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 25, 2008
1 Year	rr_AverageAnnualReturnYear01	(14.92%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(3.54%)
ICON ASIA-PACIFIC REGION FUND | MSCI All Country Asia-Pacific Index | Class S, ICON Asia-Pacific Region Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Asia-Pacific Region Fund Class S
Label	rr_AverageAnnualReturnLabel	MSCI All Country Asia-Pacific Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 25, 1997
1 Year	rr_AverageAnnualReturnYear01	(14.92%)
5 Years	rr_AverageAnnualReturnYear05	(1.64%)
10 Years	rr_AverageAnnualReturnYear10	7.38%
Since Inception	rr_AverageAnnualReturnSinceInception	2.09%
ICON EUROPE FUND | ICON International Funds
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ICON EUROPE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long-term capital appreciation.
Fees and Expenses of the Fund	if1025770_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 37 of the Fund’s prospectus, and in “Sales Charge” on page 64 of the Fund’s statement of additional information.
Expense Breakpoint Discounts	if1025770_ExpenseBreakPointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 37 of the Fund’s prospectus, and in “Sales Charge” on page 64 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C shares:
Portfolio Turnover	if1025770_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51.94% of the average value of its whole portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.94%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in foreign equity securities in the European region. Foreign equity securities in the European region include securities of issuers wherever organized, whose securities are traded principally on a recognized stock exchange or over-the-counter market in the countries listed in the Morgan Stanley Capital International (“MSCI”) Europe Index. The European Region includes the following countries: Austria, Belgium, Czech Republic, Denmark, Finland, France, Germany, Greece, Hungary, Ireland, Italy, Luxembourg, Poland, Portugal, Spain, the Netherlands, Norway, Sweden, Switzerland, Turkey and the United Kingdom. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common and preferred stocks of companies of any market capitalization.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in foreign equity securities in the European region. Foreign equity securities in the European region include securities of issuers wherever organized, whose securities are traded principally on a recognized stock exchange or over-the-counter market in the countries listed in the Morgan Stanley Capital International (“MSCI”) Europe Index. The European Region includes the following countries: Austria, Belgium, Czech Republic, Denmark, Finland, France, Germany, Greece, Hungary, Ireland, Italy, Luxembourg, Poland, Portugal, Spain, the Netherlands, Norway, Sweden, Switzerland, Turkey and the United Kingdom.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Non-Diversified Portfolio Risk. The ICON Europe Fund is “non-diversified” which means that a Fund may own larger positions in a smaller number of securities than funds that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified fund. The Fund’s share prices may also be more volatile than those of a diversified fund.

Foreign Investment Risk. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid and more volatile than U.S. stock markets.

Geographic Risk. The Fund will be more susceptible to the economic, market, political and local risks of the European region than a fund that is more geographically diversified. Europe includes both developed and emerging markets. Most Western European countries are members of the European Union, which imposes restrictions on inflation rates, deficits and debt levels. Unemployment in Europe has historically been high. Many Eastern European countries continue to move toward market economies, however, their markets remain relatively underdeveloped.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Portfolio Risk. The ICON Europe Fund is “non-diversified” which means that a Fund may own larger positions in a smaller number of securities than funds that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified fund. The Fund’s share prices may also be more volatile than those of a diversified fund.
Performance History	if1025770_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class S shares.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, both before and after taxes, is no guarantee of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iconfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-764-0442
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of 12/31 — Class S Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q2 2003 23.65% Worst Quarter: Q3 2011 -31.40%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods ended 12/31/11
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON EUROPE FUND | Class A, ICON Europe Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	10.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	11.29%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(9.49%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.80%	[17]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	841
3 Years	rr_ExpenseExampleYear03	1,109
5 Years	rr_ExpenseExampleYear05	1,493
10 Years	rr_ExpenseExampleYear10	3,708
ICON EUROPE FUND | Class C, ICON Europe Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component1OtherExpensesOverAssets	17.88%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	19.88%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(17.36%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.52%	[17]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	355
3 Years	rr_ExpenseExampleYear03	784
5 Years	rr_ExpenseExampleYear05	1,340
10 Years	rr_ExpenseExampleYear10	4,831
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	255
3 Years	rr_ExpenseExampleNoRedemptionYear03	784
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,340
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,831
ICON EUROPE FUND | Class S, ICON Europe Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.54%	[17]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class S
1 Year	rr_ExpenseExampleYear01	157
3 Years	rr_ExpenseExampleYear03	487
5 Years	rr_ExpenseExampleYear05	839
10 Years	rr_ExpenseExampleYear10	1,835
Annual Total Returns	rr_BarChartTableAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.40%)
2002	rr_AnnualReturn2002	(6.69%)
2003	rr_AnnualReturn2003	45.97%
2004	rr_AnnualReturn2004	21.84%
2005	rr_AnnualReturn2005	13.13%
2006	rr_AnnualReturn2006	43.95%
2007	rr_AnnualReturn2007	13.90%
2008	rr_AnnualReturn2008	(50.73%)
2009	rr_AnnualReturn2009	27.13%
2010	rr_AnnualReturn2010	10.59%
2011	rr_AnnualReturn2011	(19.08%)
ICON EUROPE FUND | Return Before Taxes | Class A, ICON Europe Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Europe Fund Class A
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
1 Year	rr_AverageAnnualReturnYear01	(23.86%)
5 Years	rr_AverageAnnualReturnYear05	(9.95%)
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(6.51%)
ICON EUROPE FUND | Return Before Taxes | Class C, ICON Europe Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Europe Fund Class C
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 25, 2008
1 Year	rr_AverageAnnualReturnYear01	(20.79%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(11.15%)
ICON EUROPE FUND | Return Before Taxes | Class S, ICON Europe Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Europe Fund Class S
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 1997
1 Year	rr_AverageAnnualReturnYear01	(19.08%)
5 Years	rr_AverageAnnualReturnYear05	(8.58%)
10 Years	rr_AverageAnnualReturnYear10	5.61%
Since Inception	rr_AverageAnnualReturnSinceInception	4.49%
ICON EUROPE FUND | Return After Taxes on Distributions | Class S, ICON Europe Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Europe Fund Class S
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 1997
1 Year	rr_AverageAnnualReturnYear01	(19.29%)
5 Years	rr_AverageAnnualReturnYear05	(9.52%)
10 Years	rr_AverageAnnualReturnYear10	4.95%
Since Inception	rr_AverageAnnualReturnSinceInception	3.33%
ICON EUROPE FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class S, ICON Europe Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Europe Fund Class S
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 1997
1 Year	rr_AverageAnnualReturnYear01	(12.14%)
5 Years	rr_AverageAnnualReturnYear05	(7.28%)
10 Years	rr_AverageAnnualReturnYear10	4.81%
Since Inception	rr_AverageAnnualReturnSinceInception	3.38%
ICON EUROPE FUND | MSCI Europe Index | Class A, ICON Europe Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Europe Fund Class A
Label	rr_AverageAnnualReturnLabel	MSCI Europe Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
1 Year	rr_AverageAnnualReturnYear01	(10.50%)
5 Years	rr_AverageAnnualReturnYear05	(4.63%)
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(1.23%)
ICON EUROPE FUND | MSCI Europe Index | Class C, ICON Europe Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Europe Fund Class C
Label	rr_AverageAnnualReturnLabel	MSCI Europe Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 25, 2008
1 Year	rr_AverageAnnualReturnYear01	(10.50%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(6.27%)
ICON EUROPE FUND | MSCI Europe Index | Class S, ICON Europe Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Europe Fund Class S
Label	rr_AverageAnnualReturnLabel	MSCI Europe Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 1997
1 Year	rr_AverageAnnualReturnYear01	(10.50%)
5 Years	rr_AverageAnnualReturnYear05	(4.63%)
10 Years	rr_AverageAnnualReturnYear10	4.89%
Since Inception	rr_AverageAnnualReturnSinceInception	4.88%
ICON INTERNATIONAL EQUITY FUND | ICON International Funds
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ICON INTERNATIONAL EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long-term capital appreciation.
Fees and Expenses of the Fund	if1025770_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 37 of the Fund’s prospectus, and in “Sales Charge” on page 64 of the Fund’s statement of additional information.
Expense Breakpoint Discounts	if1025770_ExpenseBreakPointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 37 of the Fund’s prospectus, and in “Sales Charge” on page 64 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	Effective with this Prospectus, Class I merged with and into Class A and Class S merged with and into Class Z and Class Z was renamed Class S.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C shares:
Portfolio Turnover	if1025770_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 91.46% of the average value of its whole portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.46%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in foreign equity securities. Foreign equity securities refer to securities of issuers, wherever organized, whose securities are listed or traded principally on a recognized stock exchange or over-the-counter market outside the United States. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common and preferred stocks of companies of any market capitalization.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in foreign equity securities. Foreign equity securities refer to securities of issuers, wherever organized, whose securities are listed or traded principally on a recognized stock exchange or over-the-counter market outside the United States.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

  Foreign Investment Risk. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid and more volatile than U.S. stock markets.
  Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may offer greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.
  Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Performance History	if1025770_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class S shares.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, both before and after taxes, is no guarantee of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iconfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-764-0442
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of 12/31 — Class S Shares	[18]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q4 2009 29.20% Worst Quarter: Q3 2011 -29.78%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods ended 12/31/11	[18]
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for the Fund’s Class S Shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for the Fund’s Class S Shares. After-tax performance for the Fund’s Class A and Class C shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Class S merged with and into Class Z effective January 23, 2012 and the Class Z was renamed Class S. Class I merged with and into Class A effective January 23, 2012. The information presented in the bar chart and the table is that of Class Z before the merger and name change and Class A before the merger.
ICON INTERNATIONAL EQUITY FUND | Class A, ICON International Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1],[2]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1],[2]
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none	[2]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_Component1OtherExpensesOverAssets	0.78%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%	[2]
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.80%	[19],[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	841	[2]
3 Years	rr_ExpenseExampleYear03	1,109	[2]
5 Years	rr_ExpenseExampleYear05	1,493	[2]
10 Years	rr_ExpenseExampleYear10	2,598	[2]
ICON INTERNATIONAL EQUITY FUND | Class C, ICON International Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.64%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.55%	[19]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	358
3 Years	rr_ExpenseExampleYear03	793
5 Years	rr_ExpenseExampleYear05	1,355
10 Years	rr_ExpenseExampleYear10	2,895
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	258
3 Years	rr_ExpenseExampleNoRedemptionYear03	793
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,355
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,895
ICON INTERNATIONAL EQUITY FUND | Class S, ICON International Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1],[20]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1],[20]
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none	[20]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%	[20]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[20]
Other Expenses	rr_Component1OtherExpensesOverAssets	0.45%	[20]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%	[20]
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[20]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.45%	[19],[20]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class S
1 Year	rr_ExpenseExampleYear01	148	[20]
3 Years	rr_ExpenseExampleYear03	459	[20]
5 Years	rr_ExpenseExampleYear05	793	[20]
10 Years	rr_ExpenseExampleYear10	1,736	[20]
Annual Total Returns	rr_BarChartTableAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.78%)
2002	rr_AnnualReturn2002	(18.56%)
2003	rr_AnnualReturn2003	64.13%
2004	rr_AnnualReturn2004	18.07%
2005	rr_AnnualReturn2005	31.51%
2006	rr_AnnualReturn2006	20.84%
2007	rr_AnnualReturn2007	22.98%
2008	rr_AnnualReturn2008	(53.96%)
2009	rr_AnnualReturn2009	48.45%
2010	rr_AnnualReturn2010	12.21%
2011	rr_AnnualReturn2011	(22.74%)
ICON INTERNATIONAL EQUITY FUND | Return Before Taxes | Class A, ICON International Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON International Equity Fund Class A
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
1 Year	rr_AverageAnnualReturnYear01	(27.35%)
5 Years	rr_AverageAnnualReturnYear05	(7.64%)
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(5.17%)
ICON INTERNATIONAL EQUITY FUND | Return Before Taxes | Class C, ICON International Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON International Equity Fund Class C
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 19, 2004
1 Year	rr_AverageAnnualReturnYear01	(24.54%)
5 Years	rr_AverageAnnualReturnYear05	(7.27%)
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.33%
ICON INTERNATIONAL EQUITY FUND | Return Before Taxes | Class S, ICON International Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON International Equity Fund Class S
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 18, 1997
1 Year	rr_AverageAnnualReturnYear01	(22.47%)
5 Years	rr_AverageAnnualReturnYear05	(6.14%)
10 Years	rr_AverageAnnualReturnYear10	6.21%
Since Inception	rr_AverageAnnualReturnSinceInception	4.90%
ICON INTERNATIONAL EQUITY FUND | Return After Taxes on Distributions | Class S, ICON International Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON International Equity Fund Class S
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 18, 1997
1 Year	rr_AverageAnnualReturnYear01	(22.88%)
5 Years	rr_AverageAnnualReturnYear05	(6.94%)
10 Years	rr_AverageAnnualReturnYear10	5.38%
Since Inception	rr_AverageAnnualReturnSinceInception	3.69%
ICON INTERNATIONAL EQUITY FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class S, ICON International Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON International Equity Fund Class S
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 18, 1997
1 Year	rr_AverageAnnualReturnYear01	(14.63%)
5 Years	rr_AverageAnnualReturnYear05	(5.26%)
10 Years	rr_AverageAnnualReturnYear10	5.28%
Since Inception	rr_AverageAnnualReturnSinceInception	3.82%
ICON INTERNATIONAL EQUITY FUND | MSCI ACWI ex-U.S. | Class A, ICON International Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON International Equity Fund Class A
Label	rr_AverageAnnualReturnLabel	MSCI ACWI ex-U.S.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
1 Year	rr_AverageAnnualReturnYear01	(13.33%)
5 Years	rr_AverageAnnualReturnYear05	(2.48%)
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(4.15%)
ICON INTERNATIONAL EQUITY FUND | MSCI ACWI ex-U.S. | Class C, ICON International Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON International Equity Fund Class C
Label	rr_AverageAnnualReturnLabel	MSCI ACWI ex-U.S.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 19, 2004
1 Year	rr_AverageAnnualReturnYear01	(13.33%)
5 Years	rr_AverageAnnualReturnYear05	(2.48%)
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.32%
ICON INTERNATIONAL EQUITY FUND | MSCI ACWI ex-U.S. | Class S, ICON International Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON International Equity Fund Class S
Label	rr_AverageAnnualReturnLabel	MSCI ACWI ex-U.S.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 18, 1997
1 Year	rr_AverageAnnualReturnYear01	(13.33%)
5 Years	rr_AverageAnnualReturnYear05	(2.48%)
10 Years	rr_AverageAnnualReturnYear10	6.76%
Since Inception	rr_AverageAnnualReturnSinceInception	4.40%
ICON CONSUMER DISCRETIONARY FUND | ICON Sector Funds
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARIES ICON CONSUMER DISCRETIONARY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long-term capital appreciation.
Fees and Expenses of the Fund	if1025770_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 74 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 64 of the Fund’s statement of additional information.
Expense Breakpoint Discounts	if1025770_ExpenseBreakPointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 74 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 64 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C shares:
Portfolio Turnover	if1025770_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 107.57% of the average value of its whole portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	107.57%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Consumer Discretionary sector (as determined by the Global Industry Classification Standard) including, but not limited to: Advertising, Apparel & Accessories & Luxury Goods, Apparel Retail, Auto Parts & Equipment, Automobile Manufacturers, Automotive Retail, Broadcasting, Cable & Satellite, Casinos & Gaming, Catalog Retail, Computer & Electronics Retail, Consumer Electronics, Department Stores, Distributors, Education Services, Footwear, General Merchandise Stores, Home Furnishing Retail, Home Furnishings, Home Improvement Retail, Homebuilding, Hotels, Resorts & Cruise Lines, Household Appliances, Housewares & Specialties, Internet Retail, Leisure Facilities, Leisure Products, Motorcycle Manufacturers, Movies & Entertainment, Photographic Products, Publishing, Restaurants, Specialized Consumer Services, Specialty Stores, Textiles and Tires & Rubber. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Consumer Discretionary sector (as determined by the Global Industry Classification Standard) including, but not limited to: Advertising, Apparel & Accessories & Luxury Goods, Apparel Retail, Auto Parts & Equipment, Automobile Manufacturers, Automotive Retail, Broadcasting, Cable & Satellite, Casinos & Gaming, Catalog Retail, Computer & Electronics Retail, Consumer Electronics, Department Stores, Distributors, Education Services, Footwear, General Merchandise Stores, Home Furnishing Retail, Home Furnishings, Home Improvement Retail, Homebuilding, Hotels, Resorts & Cruise Lines, Household Appliances, Housewares & Specialties, Internet Retail, Leisure Facilities, Leisure Products, Motorcycle Manufacturers, Movies & Entertainment, Photographic Products, Publishing, Restaurants, Specialized Consumer Services, Specialty Stores, Textiles and Tires & Rubber.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Consumer Discretionary sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, consumer confidence and spending, changes in demographics and consumer tastes, interest rates, and competition may impact the performance of the Fund.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may offer greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.
Performance History	if1025770_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, both before and after taxes, is no guarantee of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iconfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-764-0442
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of 12/31 — Class S
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q2 2003 25.70% Worst Quarter: Q4 2008 -30.32%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods ended 12/31/11
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON CONSUMER DISCRETIONARY FUND | Class A, ICON Consumer Discretionary Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	17.24%
Expense Recoupments	rr_Component2OtherExpensesOverAssets		[21]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	18.49%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(16.51%)	[21]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.98%	[22]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	858
3 Years	rr_ExpenseExampleYear03	3,887
5 Years	rr_ExpenseExampleYear05	6,224
10 Years	rr_ExpenseExampleYear10	9,807
ICON CONSUMER DISCRETIONARY FUND | Class C, ICON Consumer Discretionary Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component1OtherExpensesOverAssets	11.14%
Expense Recoupments	rr_Component2OtherExpensesOverAssets		[21]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	13.14%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(10.39%)	[21]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.75%	[22]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	378
3 Years	rr_ExpenseExampleYear03	2,751
5 Years	rr_ExpenseExampleYear05	4,838
10 Years	rr_ExpenseExampleYear10	8,739
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	278
3 Years	rr_ExpenseExampleNoRedemptionYear03	2,751
5 Years	rr_ExpenseExampleNoRedemptionYear05	4,838
10 Years	rr_ExpenseExampleNoRedemptionYear10	8,739
ICON CONSUMER DISCRETIONARY FUND | Class S, ICON Consumer Discretionary Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.54%
Expense Recoupments	rr_Component2OtherExpensesOverAssets	0.01%	[21]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[21]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.54%	[22]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class S
1 Year	rr_ExpenseExampleYear01	157
3 Years	rr_ExpenseExampleYear03	487
5 Years	rr_ExpenseExampleYear05	839
10 Years	rr_ExpenseExampleYear10	1,835
Annual Total Returns	rr_BarChartTableAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.32%)
2002	rr_AnnualReturn2002	(19.09%)
2003	rr_AnnualReturn2003	40.40%
2004	rr_AnnualReturn2004	5.58%
2005	rr_AnnualReturn2005	(2.84%)
2006	rr_AnnualReturn2006	11.85%
2007	rr_AnnualReturn2007	(8.87%)
2008	rr_AnnualReturn2008	(42.68%)
2009	rr_AnnualReturn2009	47.19%
2010	rr_AnnualReturn2010	24.82%
2011	rr_AnnualReturn2011	11.19%
ICON CONSUMER DISCRETIONARY FUND | Return Before Taxes | Class A, ICON Consumer Discretionary Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Consumer Discretionary Fund Class A
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	4.26%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	13.07%
ICON CONSUMER DISCRETIONARY FUND | Return Before Taxes | Class C, ICON Consumer Discretionary Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Consumer Discretionary Fund Class C
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	9.18%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	17.92%
ICON CONSUMER DISCRETIONARY FUND | Return Before Taxes | Class S, ICON Consumer Discretionary Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Consumer Discretionary Fund Class S
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 9, 1997
1 Year	rr_AverageAnnualReturnYear01	11.19%
5 Years	rr_AverageAnnualReturnYear05	1.31%
10 Years	rr_AverageAnnualReturnYear10	3.35%
Since Inception	rr_AverageAnnualReturnSinceInception	3.67%
ICON CONSUMER DISCRETIONARY FUND | Return After Taxes on Distributions | Class S, ICON Consumer Discretionary Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Consumer Discretionary Fund Class S
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 9, 1997
1 Year	rr_AverageAnnualReturnYear01	11.19%
5 Years	rr_AverageAnnualReturnYear05	0.36%
10 Years	rr_AverageAnnualReturnYear10	2.61%
Since Inception	rr_AverageAnnualReturnSinceInception	3.10%
ICON CONSUMER DISCRETIONARY FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class S, ICON Consumer Discretionary Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Consumer Discretionary Fund Class S
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 9, 1997
1 Year	rr_AverageAnnualReturnYear01	7.27%
5 Years	rr_AverageAnnualReturnYear05	0.94%
10 Years	rr_AverageAnnualReturnYear10	2.79%
Since Inception	rr_AverageAnnualReturnSinceInception	3.09%
ICON CONSUMER DISCRETIONARY FUND | S&P 1500 Consumer Discretionary Index | Class A, ICON Consumer Discretionary Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Consumer Discretionary Fund Class A
Label	rr_AverageAnnualReturnLabel	S&P 1500 Consumer Discretionary Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	5.28%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	14.89%
ICON CONSUMER DISCRETIONARY FUND | S&P 1500 Consumer Discretionary Index | Class C, ICON Consumer Discretionary Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Consumer Discretionary Fund Class C
Label	rr_AverageAnnualReturnLabel	S&P 1500 Consumer Discretionary Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	5.28%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	14.89%
ICON CONSUMER DISCRETIONARY FUND | S&P 1500 Consumer Discretionary Index | Class S, ICON Consumer Discretionary Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Consumer Discretionary Fund Class S
Label	rr_AverageAnnualReturnLabel	S&P 1500 Consumer Discretionary Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 9, 1997
1 Year	rr_AverageAnnualReturnYear01	5.28%
5 Years	rr_AverageAnnualReturnYear05	1.85%
10 Years	rr_AverageAnnualReturnYear10	4.12%
Since Inception	rr_AverageAnnualReturnSinceInception	5.79%
ICON CONSUMER DISCRETIONARY FUND | S&P Composite 1500 Index | Class A, ICON Consumer Discretionary Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Consumer Discretionary Fund Class A
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	1.75%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	10.37%
ICON CONSUMER DISCRETIONARY FUND | S&P Composite 1500 Index | Class C, ICON Consumer Discretionary Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Consumer Discretionary Fund Class C
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	1.75%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	10.37%
ICON CONSUMER DISCRETIONARY FUND | S&P Composite 1500 Index | Class S, ICON Consumer Discretionary Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Consumer Discretionary Fund Class S
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 9, 1997
1 Year	rr_AverageAnnualReturnYear01	1.75%
5 Years	rr_AverageAnnualReturnYear05	0.11%
10 Years	rr_AverageAnnualReturnYear10	3.40%
Since Inception	rr_AverageAnnualReturnSinceInception	4.59%
ICON CONSUMER STAPLES FUND | ICON Sector Funds
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ICON CONSUMER STAPLES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long-term capital appreciation.
Fees and Expenses of the Fund	if1025770_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 74 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 64 of the Fund’s statement of additional information.
Expense Breakpoint Discounts	if1025770_ExpenseBreakPointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 74 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 64 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C shares:
Portfolio Turnover	if1025770_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 109.56% of the average value of its whole portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	109.56%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Consumer Staples sector (as determined by the Global Industry Classification Standard) including, but not limited to: Agricultural Products, Brewers, Distillers & Vintners, Drug Retail, Food Distributors, Food Retail, Household Products, Hypermarkets & Super Centers, Packaged Foods & Meats, Personal Products, Soft Drinks and Tobacco. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Consumer Staples sector (as determined by the Global Industry Classification Standard) including, but not limited to: Agricultural Products, Brewers, Distillers & Vintners, Drug Retail, Food Distributors, Food Retail, Household Products, Hypermarkets & Super Centers, Packaged Foods & Meats, Personal Products, Soft Drinks and Tobacco.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Consumer Staples sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, the Fund’s performance may be impacted by general economic conditions, consumer confidence, consumer preferences, product cycles, competition, and changes in government regulation.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.
Performance History	if1025770_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, both before and after taxes, is no guarantee of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iconfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-764-0442
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of 12/31 — Class S
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q2 2009 24.46% Worst Quarter: Q4 2008 -21.95%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods ended 12/31/11
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON CONSUMER STAPLES FUND | Class A, ICON Consumer Staples Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	6.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.60%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(5.85%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.75%	[23]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	837
3 Years	rr_ExpenseExampleYear03	2,184
5 Years	rr_ExpenseExampleYear05	3,552
10 Years	rr_ExpenseExampleYear10	6,670
ICON CONSUMER STAPLES FUND | Class C, ICON Consumer Staples Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component1OtherExpensesOverAssets	5.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.00%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(4.50%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.50%	[23]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	353
3 Years	rr_ExpenseExampleYear03	1,659
5 Years	rr_ExpenseExampleYear05	3,010
10 Years	rr_ExpenseExampleYear10	6,157
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	253
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,659
5 Years	rr_ExpenseExampleNoRedemptionYear05	3,010
10 Years	rr_ExpenseExampleNoRedemptionYear10	6,157
ICON CONSUMER STAPLES FUND | Class S, ICON Consumer Staples Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.50%	[23]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class S
1 Year	rr_ExpenseExampleYear01	153
3 Years	rr_ExpenseExampleYear03	489
5 Years	rr_ExpenseExampleYear05	849
10 Years	rr_ExpenseExampleYear10	1,861
Annual Total Returns	rr_BarChartTableAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.95%)
2002	rr_AnnualReturn2002	(9.67%)
2003	rr_AnnualReturn2003	27.33%
2004	rr_AnnualReturn2004	17.88%
2005	rr_AnnualReturn2005	(10.14%)
2006	rr_AnnualReturn2006	13.67%
2007	rr_AnnualReturn2007	7.36%
2008	rr_AnnualReturn2008	(36.23%)
2009	rr_AnnualReturn2009	32.18%
2010	rr_AnnualReturn2010	15.53%
2011	rr_AnnualReturn2011	8.82%
ICON CONSUMER STAPLES FUND | Return Before Taxes | Class A, ICON Consumer Staples Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Consumer Staples Fund Class A
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	3.42%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	8.81%
ICON CONSUMER STAPLES FUND | Return Before Taxes | Class C, ICON Consumer Staples Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Consumer Staples Fund Class C
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	6.62%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	12.23%
ICON CONSUMER STAPLES FUND | Return Before Taxes | Class S, ICON Consumer Staples Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Consumer Staples Fund Class S
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 1997
1 Year	rr_AverageAnnualReturnYear01	8.82%
5 Years	rr_AverageAnnualReturnYear05	2.61%
10 Years	rr_AverageAnnualReturnYear10	4.65%
Since Inception	rr_AverageAnnualReturnSinceInception	7.61%
ICON CONSUMER STAPLES FUND | Return After Taxes on Distributions | Class S, ICON Consumer Staples Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Consumer Staples Fund Class S
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 1997
1 Year	rr_AverageAnnualReturnYear01	8.63%
5 Years	rr_AverageAnnualReturnYear05	1.45%
10 Years	rr_AverageAnnualReturnYear10	3.35%
Since Inception	rr_AverageAnnualReturnSinceInception	5.96%
ICON CONSUMER STAPLES FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class S, ICON Consumer Staples Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Consumer Staples Fund Class S
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 1997
1 Year	rr_AverageAnnualReturnYear01	5.97%
5 Years	rr_AverageAnnualReturnYear05	1.64%
10 Years	rr_AverageAnnualReturnYear10	3.65%
Since Inception	rr_AverageAnnualReturnSinceInception	6.02%
ICON CONSUMER STAPLES FUND | S&P 1500 Consumer Staples Index | Class A, ICON Consumer Staples Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Consumer Staples Fund Class A
Label	rr_AverageAnnualReturnLabel	S&P 1500 Consumer Staples Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	14.18%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	16.75%
ICON CONSUMER STAPLES FUND | S&P 1500 Consumer Staples Index | Class C, ICON Consumer Staples Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Consumer Staples Fund Class C
Label	rr_AverageAnnualReturnLabel	S&P 1500 Consumer Staples Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	14.18%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	16.75%
ICON CONSUMER STAPLES FUND | S&P 1500 Consumer Staples Index | Class S, ICON Consumer Staples Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Consumer Staples Fund Class S
Label	rr_AverageAnnualReturnLabel	S&P 1500 Consumer Staples Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 1997
1 Year	rr_AverageAnnualReturnYear01	14.18%
5 Years	rr_AverageAnnualReturnYear05	7.73%
10 Years	rr_AverageAnnualReturnYear10	7.33%
Since Inception	rr_AverageAnnualReturnSinceInception	6.56%
ICON CONSUMER STAPLES FUND | S&P Composite 1500 Index | Class A, ICON Consumer Staples Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Consumer Staples Fund Class A
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	1.75%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	10.37%
ICON CONSUMER STAPLES FUND | S&P Composite 1500 Index | Class C, ICON Consumer Staples Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Consumer Staples Fund Class C
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	1.75%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	10.37%
ICON CONSUMER STAPLES FUND | S&P Composite 1500 Index | Class S, ICON Consumer Staples Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Consumer Staples Fund Class S
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 1997
1 Year	rr_AverageAnnualReturnYear01	1.75%
5 Years	rr_AverageAnnualReturnYear05	0.11%
10 Years	rr_AverageAnnualReturnYear10	3.40%
Since Inception	rr_AverageAnnualReturnSinceInception	5.25%
ICON ENERGY FUND | ICON Sector Funds
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ICON ENERGY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long-term capital appreciation.
Fees and Expenses of the Fund	if1025770_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 74 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 64 of the Fund’s statement of additional information.
Expense Breakpoint Discounts	if1025770_ExpenseBreakPointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 74 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 64 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C shares:
Portfolio Turnover	if1025770_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88.31% of the average value of its whole portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.31%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Energy sector (as determined by the Global Industry Classification Standard) including, but not limited to: Coal & Consumable Fuels, Integrated Oil & Gas, Oil & Gas Drilling, Oil & Gas Equipment & Services, Oil & Gas Exploration & Production, and Oil & Gas Refining, Marketing, Oil & Gas Storage & Transportation. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Energy sector (as determined by the Global Industry Classification Standard) including, but not limited to: Coal & Consumable Fuels, Integrated Oil & Gas, Oil & Gas Drilling, Oil & Gas Equipment & Services, Oil & Gas Exploration & Production, and Oil & Gas Refining, Marketing, Oil & Gas Storage & Transportation.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Energy sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, energy prices, supply and demand fluctuations, energy conservation, tax and other regulatory policies of governments, and global events including instability in the Middle East or war may impact the performance of the Fund.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.
Performance History	if1025770_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, both before and after taxes, is no guarantee of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iconfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-764-0442
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of 12/31 — Class S
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q3 2005 25.18% Worst Quarter: Q3 2008 -27.10%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods ended 12/31/11
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON ENERGY FUND | Class A, ICON Energy Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%	[23]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	832
3 Years	rr_ExpenseExampleYear03	1,080
5 Years	rr_ExpenseExampleYear05	1,445
10 Years	rr_ExpenseExampleYear10	2,468
ICON ENERGY FUND | Class C, ICON Energy Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.47%	[23]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	350
3 Years	rr_ExpenseExampleYear03	769
5 Years	rr_ExpenseExampleYear05	1,315
10 Years	rr_ExpenseExampleYear10	2,805
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	250
3 Years	rr_ExpenseExampleNoRedemptionYear03	769
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,315
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,805
ICON ENERGY FUND | Class S, ICON Energy Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%	[23]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class S
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	381
5 Years	rr_ExpenseExampleYear05	660
10 Years	rr_ExpenseExampleYear10	1,455
Annual Total Returns	rr_BarChartTableAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2005
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.10%)
2002	rr_AnnualReturn2002	(5.74%)
2003	rr_AnnualReturn2003	32.67%
2004	rr_AnnualReturn2004	38.16%
2005	rr_AnnualReturn2005	41.92%
2006	rr_AnnualReturn2006	9.62%
2007	rr_AnnualReturn2007	38.78%
2008	rr_AnnualReturn2008	(33.38%)
2009	rr_AnnualReturn2009	22.15%
2010	rr_AnnualReturn2010	17.72%
2011	rr_AnnualReturn2011	(5.57%)
ICON ENERGY FUND | Return Before Taxes | Class A, ICON Energy Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Energy Fund Class A
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	(11.38%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.98%
ICON ENERGY FUND | Return Before Taxes | Class C, ICON Energy Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Energy Fund Class C
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	(7.72%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	10.28%
ICON ENERGY FUND | Return Before Taxes | Class S, ICON Energy Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Energy Fund Class S
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 1997
1 Year	rr_AverageAnnualReturnYear01	(5.57%)
5 Years	rr_AverageAnnualReturnYear05	4.65%
10 Years	rr_AverageAnnualReturnYear10	12.93%
Since Inception	rr_AverageAnnualReturnSinceInception	12.06%
ICON ENERGY FUND | Return After Taxes on Distributions | Class S, ICON Energy Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Energy Fund Class S
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 1997
1 Year	rr_AverageAnnualReturnYear01	(6.00%)
5 Years	rr_AverageAnnualReturnYear05	2.54%
10 Years	rr_AverageAnnualReturnYear10	11.58%
Since Inception	rr_AverageAnnualReturnSinceInception	10.88%
ICON ENERGY FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class S, ICON Energy Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Energy Fund Class S
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 1997
1 Year	rr_AverageAnnualReturnYear01	(3.09%)
5 Years	rr_AverageAnnualReturnYear05	3.72%
10 Years	rr_AverageAnnualReturnYear10	11.47%
Since Inception	rr_AverageAnnualReturnSinceInception	10.70%
ICON ENERGY FUND | S&P 1500 Energy Index | Class A, ICON Energy Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Energy Fund Class A
Label	rr_AverageAnnualReturnLabel	S&P 1500 Energy Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	3.92%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	20.79%
ICON ENERGY FUND | S&P 1500 Energy Index | Class C, ICON Energy Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Energy Fund Class C
Label	rr_AverageAnnualReturnLabel	S&P 1500 Energy Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	3.92%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	20.79%
ICON ENERGY FUND | S&P 1500 Energy Index | Class S, ICON Energy Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Energy Fund Class S
Label	rr_AverageAnnualReturnLabel	S&P 1500 Energy Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 1997
1 Year	rr_AverageAnnualReturnYear01	3.92%
5 Years	rr_AverageAnnualReturnYear05	4.86%
10 Years	rr_AverageAnnualReturnYear10	11.98%
Since Inception	rr_AverageAnnualReturnSinceInception	9.38%
ICON ENERGY FUND | S&P Composite 1500 Index | Class A, ICON Energy Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Energy Fund Class A
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	1.75%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	10.37%
ICON ENERGY FUND | S&P Composite 1500 Index | Class C, ICON Energy Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Energy Fund Class C
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	1.75%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	10.37%
ICON ENERGY FUND | S&P Composite 1500 Index | Class S, ICON Energy Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Energy Fund Class S
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 1997
1 Year	rr_AverageAnnualReturnYear01	1.75%
5 Years	rr_AverageAnnualReturnYear05	0.11%
10 Years	rr_AverageAnnualReturnYear10	3.40%
Since Inception	rr_AverageAnnualReturnSinceInception	4.30%
ICON FINANCIAL FUND | ICON Sector Funds
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ICON FINANCIAL FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long-term capital appreciation.
Fees and Expenses of the Fund	if1025770_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 74 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 64 of the Fund’s statement of additional information.
Expense Breakpoint Discounts	if1025770_ExpenseBreakPointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 74 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 64 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C shares:
Portfolio Turnover	if1025770_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 100.23% of the average value of its whole portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	100.23%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Financial sector (as determined by the Global Industry Classification Standard) including, but not limited to: Asset Management & Custody Banks, Consumer Finance, Diversified Banks, Diversified Capital Markets, Diversified Real Estate Activities, Diversified REITs, Industrial REITs, Insurance Brokers, Investment Banking & Brokerage, Life & Health Insurance, Mortgage REITs, Multi-line Insurance, Multi-sector Holdings, Office REITs, Other Diversified Financial Services, Property & Casualty Insurance, Real Estate Development, Real Estate Operating Companies, Real Estate Services, Regional Banks, Reinsurance, Residential REITs, Retail REITs, Specialized Finance, Specialized REITs and Thrifts & Mortgage Finance. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Financial sector (as determined by the Global Industry Classification Standard) including, but not limited to: Asset Management & Custody Banks, Consumer Finance, Diversified Banks, Diversified Capital Markets, Diversified Real Estate Activities, Diversified REITs, Industrial REITs, Insurance Brokers, Investment Banking & Brokerage, Life & Health Insurance, Mortgage REITs, Multi-line Insurance, Multi-sector Holdings, Office REITs, Other Diversified Financial Services, Property & Casualty Insurance, Real Estate Development, Real Estate Operating Companies, Real Estate Services, Regional Banks, Reinsurance, Residential REITs, Retail REITs, Specialized Finance, Specialized REITs and Thrifts & Mortgage Finance.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Financial sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, interest rate fluctuations, general economic conditions, the availability and cost of capital, natural disasters and changes in government regulation and legislation may impact the performance of the Fund.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.
Performance History	if1025770_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, both before and after taxes, is no guarantee of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iconfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-764-0442
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of 12/31 — Class S
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q3 2009 30.35% Worst Quarter: Q4 2008 -32.93%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods ended 12/31/11
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON FINANCIAL FUND | Class A, ICON Financial Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	6.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.37%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(5.62%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.75%	[23]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	837
3 Years	rr_ExpenseExampleYear03	2,144
5 Years	rr_ExpenseExampleYear05	3,478
10 Years	rr_ExpenseExampleYear10	6,549
ICON FINANCIAL FUND | Class C, ICON Financial Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component1OtherExpensesOverAssets	33.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	35.28%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(32.78%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.50%	[23]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	353
3 Years	rr_ExpenseExampleYear03	5,461
5 Years	rr_ExpenseExampleYear05	7,993
10 Years	rr_ExpenseExampleYear10	9,993
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	253
3 Years	rr_ExpenseExampleNoRedemptionYear03	5,461
5 Years	rr_ExpenseExampleNoRedemptionYear05	7,993
10 Years	rr_ExpenseExampleNoRedemptionYear10	9,993
ICON FINANCIAL FUND | Class S, ICON Financial Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.40%	[23]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class S
1 Year	rr_ExpenseExampleYear01	143
3 Years	rr_ExpenseExampleYear03	444
5 Years	rr_ExpenseExampleYear05	766
10 Years	rr_ExpenseExampleYear10	1,680
Annual Total Returns	rr_BarChartTableAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.93%)
2002	rr_AnnualReturn2002	(17.79%)
2003	rr_AnnualReturn2003	40.27%
2004	rr_AnnualReturn2004	18.34%
2005	rr_AnnualReturn2005	2.46%
2006	rr_AnnualReturn2006	19.11%
2007	rr_AnnualReturn2007	(5.39%)
2008	rr_AnnualReturn2008	(53.53%)
2009	rr_AnnualReturn2009	5.24%
2010	rr_AnnualReturn2010	8.20%
2011	rr_AnnualReturn2011	(15.30%)
ICON FINANCIAL FUND | Return Before Taxes | Class A, ICON Financial Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Financial Fund Class A
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	(20.41%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(10.11%)
ICON FINANCIAL FUND | Return Before Taxes | Class C, ICON Financial Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Financial Fund Class C
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	(17.20%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(6.43%)
ICON FINANCIAL FUND | Return Before Taxes | Class S, ICON Financial Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Financial Fund Class S
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 1997
1 Year	rr_AverageAnnualReturnYear01	(15.30%)
5 Years	rr_AverageAnnualReturnYear05	(15.77%)
10 Years	rr_AverageAnnualReturnYear10	(3.42%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.29%
ICON FINANCIAL FUND | Return After Taxes on Distributions | Class S, ICON Financial Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Financial Fund Class S
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 1997
1 Year	rr_AverageAnnualReturnYear01	(15.37%)
5 Years	rr_AverageAnnualReturnYear05	(16.32%)
10 Years	rr_AverageAnnualReturnYear10	(4.05%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.24%)
ICON FINANCIAL FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class S, ICON Financial Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Financial Fund Class S
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 1997
1 Year	rr_AverageAnnualReturnYear01	(9.85%)
5 Years	rr_AverageAnnualReturnYear05	(12.37%)
10 Years	rr_AverageAnnualReturnYear10	(2.51%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.77%
ICON FINANCIAL FUND | S&P 1500 Financials Index | Class A, ICON Financial Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Financial Fund Class A
Label	rr_AverageAnnualReturnLabel	S&P 1500 Financials Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	(15.01%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(4.32%)
ICON FINANCIAL FUND | S&P 1500 Financials Index | Class C, ICON Financial Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Financial Fund Class C
Label	rr_AverageAnnualReturnLabel	S&P 1500 Financials Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	(15.01%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(4.32%)
ICON FINANCIAL FUND | S&P 1500 Financials Index | Class S, ICON Financial Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Financial Fund Class S
Label	rr_AverageAnnualReturnLabel	S&P 1500 Financials Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 1997
1 Year	rr_AverageAnnualReturnYear01	(15.01%)
5 Years	rr_AverageAnnualReturnYear05	(15.40%)
10 Years	rr_AverageAnnualReturnYear10	(3.55%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.71%
ICON FINANCIAL FUND | S&P Composite 1500 Index | Class A, ICON Financial Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Financial Fund Class A
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	1.75%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	10.37%
ICON FINANCIAL FUND | S&P Composite 1500 Index | Class C, ICON Financial Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Financial Fund Class C
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	1.75%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	10.37%
ICON FINANCIAL FUND | S&P Composite 1500 Index | Class S, ICON Financial Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Financial Fund Class S
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 1997
1 Year	rr_AverageAnnualReturnYear01	1.75%
5 Years	rr_AverageAnnualReturnYear05	0.11%
10 Years	rr_AverageAnnualReturnYear10	3.40%
Since Inception	rr_AverageAnnualReturnSinceInception	4.72%
ICON HEALTHCARE FUND | ICON Sector Funds
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ICON HEALTHCARE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long-term capital appreciation.
Fees and Expenses of the Fund	if1025770_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 74 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 64 of the Fund’s statement of additional information.
Expense Breakpoint Discounts	if1025770_ExpenseBreakPointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 74 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 64 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C shares:
Portfolio Turnover	if1025770_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83.63% of the average value of its whole portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.63%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund using a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Health Care sector (as determined by the Global Industry Classification Standard) including, but not limited to: Biotechnology, Health Care Distributors, Health Care Equipment, Health Care Facilities, Health Care Services, Health Care Supplies, Health Care Technology, Life Sciences Tools & Services, Managed Health Care, and Pharmaceuticals. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund using a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Health Care sector (as determined by the Global Industry Classification Standard) including, but not limited to: Biotechnology, Health Care Distributors, Health Care Equipment, Health Care Facilities, Health Care Services, Health Care Supplies, Health Care Technology, Life Sciences Tools & Services, Managed Health Care, and Pharmaceuticals.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Health Care sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, competition, patent considerations, regulatory approval of products, and government regulation may impact the performance of the Fund. Many of these products and services are also subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.
Performance History	if1025770_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, both before and after taxes, is no guarantee of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iconfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-764-0442
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of 12/31 — Class S
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q4 2004 16.81% Worst Quarter: Q1 2008 -16.93%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods ended 12/31/11
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON HEALTHCARE FUND | Class A, ICON Healthcare Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	5.90%
Expense Recoupments	rr_Component2OtherExpensesOverAssets		[24]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.15%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(5.40%)	[24]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.75%	[23]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	837
3 Years	rr_ExpenseExampleYear03	2,105
5 Years	rr_ExpenseExampleYear05	3,409
10 Years	rr_ExpenseExampleYear10	6,430
ICON HEALTHCARE FUND | Class C, ICON Healthcare Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component1OtherExpensesOverAssets	29.38%
Expense Recoupments	rr_Component2OtherExpensesOverAssets		[24]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	31.38%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(28.88%)	[24]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.50%	[23]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	353
3 Years	rr_ExpenseExampleYear03	5,101
5 Years	rr_ExpenseExampleYear05	7,728
10 Years	rr_ExpenseExampleYear10	10,165
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	253
3 Years	rr_ExpenseExampleNoRedemptionYear03	5,101
5 Years	rr_ExpenseExampleNoRedemptionYear05	7,728
10 Years	rr_ExpenseExampleNoRedemptionYear10	10,165
ICON HEALTHCARE FUND | Class S, ICON Healthcare Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.36%
Expense Recoupments	rr_Component2OtherExpensesOverAssets	none	[24]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[24]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.36%	[23]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class S
1 Year	rr_ExpenseExampleYear01	138
3 Years	rr_ExpenseExampleYear03	431
5 Years	rr_ExpenseExampleYear05	745
10 Years	rr_ExpenseExampleYear10	1,636
Annual Total Returns	rr_BarChartTableAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2004
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.93%)
2002	rr_AnnualReturn2002	(9.22%)
2003	rr_AnnualReturn2003	31.14%
2004	rr_AnnualReturn2004	17.93%
2005	rr_AnnualReturn2005	13.91%
2006	rr_AnnualReturn2006	0.84%
2007	rr_AnnualReturn2007	6.82%
2008	rr_AnnualReturn2008	(29.91%)
2009	rr_AnnualReturn2009	17.71%
2010	rr_AnnualReturn2010	2.97%
2011	rr_AnnualReturn2011	11.60%
ICON HEALTHCARE FUND | Return Before Taxes | Class A, ICON Healthcare Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Healthcare Fund Class A
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	4.86%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	8.86%
ICON HEALTHCARE FUND | Return Before Taxes | Class C, ICON Healthcare Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Healthcare Fund Class C
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	9.37%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	13.28%
ICON HEALTHCARE FUND | Return Before Taxes | Class S, ICON Healthcare Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Healthcare Fund Class S
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 1997
1 Year	rr_AverageAnnualReturnYear01	11.60%
5 Years	rr_AverageAnnualReturnYear05	0.25%
10 Years	rr_AverageAnnualReturnYear10	5.03%
Since Inception	rr_AverageAnnualReturnSinceInception	8.04%
ICON HEALTHCARE FUND | Return After Taxes on Distributions | Class S, ICON Healthcare Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Healthcare Fund Class S
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 1997
1 Year	rr_AverageAnnualReturnYear01	11.44%
5 Years	rr_AverageAnnualReturnYear05	(0.13%)
10 Years	rr_AverageAnnualReturnYear10	4.67%
Since Inception	rr_AverageAnnualReturnSinceInception	6.62%
ICON HEALTHCARE FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class S, ICON Healthcare Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Healthcare Fund Class S
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 1997
1 Year	rr_AverageAnnualReturnYear01	7.74%
5 Years	rr_AverageAnnualReturnYear05	0.19%
10 Years	rr_AverageAnnualReturnYear10	4.38%
Since Inception	rr_AverageAnnualReturnSinceInception	6.33%
ICON HEALTHCARE FUND | S&P 1500 Health Care Index | Class A, ICON Healthcare Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Healthcare Fund Class A
Label	rr_AverageAnnualReturnLabel	S&P 1500 Health Care Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	11.88%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	13.32%
ICON HEALTHCARE FUND | S&P 1500 Health Care Index | Class C, ICON Healthcare Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Healthcare Fund Class C
Label	rr_AverageAnnualReturnLabel	S&P 1500 Health Care Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	11.88%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	13.32%
ICON HEALTHCARE FUND | S&P 1500 Health Care Index | Class S, ICON Healthcare Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Healthcare Fund Class S
Label	rr_AverageAnnualReturnLabel	S&P 1500 Health Care Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 1997
1 Year	rr_AverageAnnualReturnYear01	11.88%
5 Years	rr_AverageAnnualReturnYear05	3.20%
10 Years	rr_AverageAnnualReturnYear10	2.86%
Since Inception	rr_AverageAnnualReturnSinceInception	6.43%
ICON HEALTHCARE FUND | S&P Composite 1500 Index | Class A, ICON Healthcare Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Healthcare Fund Class A
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	1.75%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	10.37%
ICON HEALTHCARE FUND | S&P Composite 1500 Index | Class C, ICON Healthcare Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Healthcare Fund Class C
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	1.75%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	10.37%
ICON HEALTHCARE FUND | S&P Composite 1500 Index | Class S, ICON Healthcare Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Healthcare Fund Class S
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 1997
1 Year	rr_AverageAnnualReturnYear01	1.75%
5 Years	rr_AverageAnnualReturnYear05	0.11%
10 Years	rr_AverageAnnualReturnYear10	3.40%
Since Inception	rr_AverageAnnualReturnSinceInception	5.31%
ICON INDUSTRIALS FUND | ICON Sector Funds
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ICON INDUSTRIALS FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long-term capital appreciation.
Fees and Expenses of the Fund	if1025770_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 74 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 64 of the Fund’s statement of additional information.
Expense Breakpoint Discounts	if1025770_ExpenseBreakPointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 74 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 64 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C shares:
Portfolio Turnover	if1025770_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55.87% of the average value of its whole portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.87%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Industrials sector (as determined by the Global Industry Classification Standard) including, but not limited to: Aerospace & Defense, Air Freight & Logistics, Airlines, Airport Services, Building Products, Commercial Printing, Construction & Engineering, Construction & Farm Machinery & Heavy Equipment, Diversified Support Services, Electrical Components & Equipment, Environmental & Facilities Services, Heavy Electrical Equipment, Highways & Railtracks, Human Resources & Employment Services, Industrial Conglomerates, Industrial Machinery, Marine, Marine Ports & Services, Office Services & Supplies, Railroads, Research & Consulting Services, Security & Alarm Services, Trading Companies & Distributors, and Trucking. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Industrials sector (as determined by the Global Industry Classification Standard) including, but not limited to: Aerospace & Defense, Air Freight & Logistics, Airlines, Airport Services, Building Products, Commercial Printing, Construction & Engineering, Construction & Farm Machinery & Heavy Equipment, Diversified Support Services, Electrical Components & Equipment, Environmental & Facilities Services, Heavy Electrical Equipment, Highways & Railtracks, Human Resources & Employment Services, Industrial Conglomerates, Industrial Machinery, Marine, Marine Ports & Services, Office Services & Supplies, Railroads, Research & Consulting Services, Security & Alarm Services, Trading Companies & Distributors, and Trucking.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Industrials sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, general economic conditions, interest rates, insurance costs, technical progress, capital-spending levels, labor relations and government regulation may impact the performance of the Fund.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.
Performance History	if1025770_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, both before and after taxes, is no guarantee of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iconfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-764-0442
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of 12/31 — Class S
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q2 2009 19.64% Worst Quarter: Q4 2008 -25.81%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods ended 12/31/11
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON INDUSTRIALS FUND | Class A, ICON Industrials Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	2.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.46%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.71%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.75%	[23]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	837
3 Years	rr_ExpenseExampleYear03	1,427
5 Years	rr_ExpenseExampleYear05	2,132
10 Years	rr_ExpenseExampleYear10	3,992
ICON INDUSTRIALS FUND | Class C, ICON Industrials Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component1OtherExpensesOverAssets	11.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	13.56%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(11.06%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.50%	[23]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	353
3 Years	rr_ExpenseExampleYear03	2,801
5 Years	rr_ExpenseExampleYear05	4,930
10 Years	rr_ExpenseExampleYear10	8,850
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	253
3 Years	rr_ExpenseExampleNoRedemptionYear03	2,801
5 Years	rr_ExpenseExampleNoRedemptionYear05	4,930
10 Years	rr_ExpenseExampleNoRedemptionYear10	8,850
ICON INDUSTRIALS FUND | Class S, ICON Industrials Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.36%	[23]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class S
1 Year	rr_ExpenseExampleYear01	138
3 Years	rr_ExpenseExampleYear03	431
5 Years	rr_ExpenseExampleYear05	745
10 Years	rr_ExpenseExampleYear10	1,636
Annual Total Returns	rr_BarChartTableAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.81%)
2002	rr_AnnualReturn2002	(21.05%)
2003	rr_AnnualReturn2003	26.16%
2004	rr_AnnualReturn2004	20.24%
2005	rr_AnnualReturn2005	8.12%
2006	rr_AnnualReturn2006	10.33%
2007	rr_AnnualReturn2007	21.17%
2008	rr_AnnualReturn2008	(41.74%)
2009	rr_AnnualReturn2009	12.67%
2010	rr_AnnualReturn2010	25.43%
2011	rr_AnnualReturn2011	(4.27%)
ICON INDUSTRIALS FUND | Return Before Taxes | Class A, ICON Industrials Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Industrials Fund Class A
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	(10.17%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(0.05%)
ICON INDUSTRIALS FUND | Return Before Taxes | Class C, ICON Industrials Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Industrials Fund Class C
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	(6.25%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.17%
ICON INDUSTRIALS FUND | Return Before Taxes | Class S, ICON Industrials Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Industrials Fund Class S
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 1997
1 Year	rr_AverageAnnualReturnYear01	(4.27%)
5 Years	rr_AverageAnnualReturnYear05	(0.91%)
10 Years	rr_AverageAnnualReturnYear10	3.16%
Since Inception	rr_AverageAnnualReturnSinceInception	3.47%
ICON INDUSTRIALS FUND | Return After Taxes on Distributions | Class S, ICON Industrials Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Industrials Fund Class S
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 1997
1 Year	rr_AverageAnnualReturnYear01	(4.44%)
5 Years	rr_AverageAnnualReturnYear05	(1.16%)
10 Years	rr_AverageAnnualReturnYear10	2.16%
Since Inception	rr_AverageAnnualReturnSinceInception	2.30%
ICON INDUSTRIALS FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class S, ICON Industrials Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Industrials Fund Class S
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 1997
1 Year	rr_AverageAnnualReturnYear01	(2.55%)
5 Years	rr_AverageAnnualReturnYear05	(0.78%)
10 Years	rr_AverageAnnualReturnYear10	2.51%
Since Inception	rr_AverageAnnualReturnSinceInception	2.54%
ICON INDUSTRIALS FUND | S&P 1500 Industrials Index | Class A, ICON Industrials Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Industrials Fund Class A
Label	rr_AverageAnnualReturnLabel	S&P 1500 Industrials Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	(0.88%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	9.45%
ICON INDUSTRIALS FUND | S&P 1500 Industrials Index | Class C, ICON Industrials Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Industrials Fund Class C
Label	rr_AverageAnnualReturnLabel	S&P 1500 Industrials Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	(0.88%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	9.45%
ICON INDUSTRIALS FUND | S&P 1500 Industrials Index | Class S, ICON Industrials Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Industrials Fund Class S
Label	rr_AverageAnnualReturnLabel	S&P 1500 Industrials Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 1997
1 Year	rr_AverageAnnualReturnYear01	(0.88%)
5 Years	rr_AverageAnnualReturnYear05	1.11%
10 Years	rr_AverageAnnualReturnYear10	3.98%
Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
ICON INDUSTRIALS FUND | S&P Composite 1500 Index | Class A, ICON Industrials Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Industrials Fund Class A
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	1.75%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	10.37%
ICON INDUSTRIALS FUND | S&P Composite 1500 Index | Class C, ICON Industrials Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Industrials Fund Class C
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	1.75%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	10.37%
ICON INDUSTRIALS FUND | S&P Composite 1500 Index | Class S, ICON Industrials Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Industrials Fund Class S
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 1997
1 Year	rr_AverageAnnualReturnYear01	1.75%
5 Years	rr_AverageAnnualReturnYear05	0.11%
10 Years	rr_AverageAnnualReturnYear10	3.40%
Since Inception	rr_AverageAnnualReturnSinceInception	5.25%
ICON INFORMATION TECHNOLOGY FUND | ICON Sector Funds
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ICON INFORMATION TECHNOLOGY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long-term capital appreciation.
Fees and Expenses of the Fund	if1025770_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 74 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 64 of the Fund’s statement of additional information.
Expense Breakpoint Discounts	if1025770_ExpenseBreakPointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 74 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 64 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C shares:
Portfolio Turnover	if1025770_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44.84% of the average value of its whole portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.84%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Information Technology sector (as determined by the Global Industry Classification Standard) including, but not limited to: Application Software, Communications Equipment, Computer Hardware, Computer Storage & Peripherals, Data Processing & Outsourced Services, Electronic Components, Electronic Equipment & Instruments, Electronic Manufacturing Services, Home Entertainment Software, Internet Software & Services, IT Consulting & Other Services, Office Electronics, Semiconductor Equipment, Semiconductors, Systems Software and Technology Distributors. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Information Technology sector (as determined by the Global Industry Classification Standard) including, but not limited to: Application Software, Communications Equipment, Computer Hardware, Computer Storage & Peripherals, Data Processing & Outsourced Services, Electronic Components, Electronic Equipment & Instruments, Electronic Manufacturing Services, Home Entertainment Software, Internet Software & Services, IT Consulting & Other Services, Office Electronics, Semiconductor Equipment, Semiconductors, Systems Software and Technology Distributors.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Information Technology sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, the Fund’s performance may be impacted by general economic conditions, product cycles, competition, and government regulation. In addition, technological services and products are subject to rapid obsolescence which may lower the market value of the securities in the sector.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.
Performance History	if1025770_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, both before and after taxes, is no guarantee of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iconfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-764-0442
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of 12/31 — Class S
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q3 2003 34.20% Worst Quarter: Q4 2008 -26.59%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods ended 12/31/11
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON INFORMATION TECHNOLOGY FUND | Class A, ICON Information Technology Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	214.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	215.56%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(213.81%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.75%	[23]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	837
3 Years	rr_ExpenseExampleYear03	11,232
5 Years	rr_ExpenseExampleYear05	11,232
10 Years	rr_ExpenseExampleYear10	11,232
ICON INFORMATION TECHNOLOGY FUND | Class C, ICON Information Technology Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component1OtherExpensesOverAssets	113.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	115.00%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(112.49%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.51%	[23]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	354
3 Years	rr_ExpenseExampleYear03	6,148
5 Years	rr_ExpenseExampleYear05	6,148
10 Years	rr_ExpenseExampleYear10	6,148
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	254
3 Years	rr_ExpenseExampleNoRedemptionYear03	6,148
5 Years	rr_ExpenseExampleNoRedemptionYear05	6,148
10 Years	rr_ExpenseExampleNoRedemptionYear10	6,148
ICON INFORMATION TECHNOLOGY FUND | Class S, ICON Information Technology Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.34%	[23]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class S
1 Year	rr_ExpenseExampleYear01	136
3 Years	rr_ExpenseExampleYear03	424
5 Years	rr_ExpenseExampleYear05	734
10 Years	rr_ExpenseExampleYear10	1,612
Annual Total Returns	rr_BarChartTableAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.59%)
2002	rr_AnnualReturn2002	(41.40%)
2003	rr_AnnualReturn2003	46.98%
2004	rr_AnnualReturn2004	3.88%
2005	rr_AnnualReturn2005	(3.96%)
2006	rr_AnnualReturn2006	6.87%
2007	rr_AnnualReturn2007	18.31%
2008	rr_AnnualReturn2008	(47.78%)
2009	rr_AnnualReturn2009	44.99%
2010	rr_AnnualReturn2010	6.61%
2011	rr_AnnualReturn2011	2.03%
ICON INFORMATION TECHNOLOGY FUND | Return Before Taxes | Class A, ICON Information Technology Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Information Technology Fund Class A
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	(4.04%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.45%
ICON INFORMATION TECHNOLOGY FUND | Return Before Taxes | Class C, ICON Information Technology Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Information Technology Fund Class C
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	(0.10%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	8.62%
ICON INFORMATION TECHNOLOGY FUND | Return Before Taxes | Class S, ICON Information Technology Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Information Technology Fund Class S
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 19, 1997
1 Year	rr_AverageAnnualReturnYear01	2.03%
5 Years	rr_AverageAnnualReturnYear05	(0.52%)
10 Years	rr_AverageAnnualReturnYear10	(1.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.69%
ICON INFORMATION TECHNOLOGY FUND | Return After Taxes on Distributions | Class S, ICON Information Technology Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Information Technology Fund Class S
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 19, 1997
1 Year	rr_AverageAnnualReturnYear01	2.03%
5 Years	rr_AverageAnnualReturnYear05	(0.54%)
10 Years	rr_AverageAnnualReturnYear10	(1.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.10%
ICON INFORMATION TECHNOLOGY FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class S, ICON Information Technology Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Information Technology Fund Class S
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 19, 1997
1 Year	rr_AverageAnnualReturnYear01	1.32%
5 Years	rr_AverageAnnualReturnYear05	(0.44%)
10 Years	rr_AverageAnnualReturnYear10	(0.93%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.39%
ICON INFORMATION TECHNOLOGY FUND | S&P 1500 Information Technology Index | Class A, ICON Information Technology Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Information Technology Fund Class A
Label	rr_AverageAnnualReturnLabel	S&P 1500 Information Technology Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	1.12%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	9.67%
ICON INFORMATION TECHNOLOGY FUND | S&P 1500 Information Technology Index | Class C, ICON Information Technology Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Information Technology Fund Class C
Label	rr_AverageAnnualReturnLabel	S&P 1500 Information Technology Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	1.12%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	9.67%
ICON INFORMATION TECHNOLOGY FUND | S&P 1500 Information Technology Index | Class S, ICON Information Technology Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Information Technology Fund Class S
Label	rr_AverageAnnualReturnLabel	S&P 1500 Information Technology Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 19, 1997
1 Year	rr_AverageAnnualReturnYear01	1.12%
5 Years	rr_AverageAnnualReturnYear05	3.78%
10 Years	rr_AverageAnnualReturnYear10	2.33%
Since Inception	rr_AverageAnnualReturnSinceInception	5.15%
ICON INFORMATION TECHNOLOGY FUND | S&P Composite 1500 Index | Class A, ICON Information Technology Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Information Technology Fund Class A
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	1.75%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	10.37%
ICON INFORMATION TECHNOLOGY FUND | S&P Composite 1500 Index | Class C, ICON Information Technology Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Information Technology Fund Class C
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	1.75%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	10.37%
ICON INFORMATION TECHNOLOGY FUND | S&P Composite 1500 Index | Class S, ICON Information Technology Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Information Technology Fund Class S
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 19, 1997
1 Year	rr_AverageAnnualReturnYear01	1.75%
5 Years	rr_AverageAnnualReturnYear05	0.11%
10 Years	rr_AverageAnnualReturnYear10	3.40%
Since Inception	rr_AverageAnnualReturnSinceInception	5.28%
ICON INFORMATION TECHNOLOGY FUND | NASDAQ Composite Index | Class A, ICON Information Technology Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Information Technology Fund Class A
Label	rr_AverageAnnualReturnLabel	NASDAQ Composite Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	(1.80%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	7.90%
ICON INFORMATION TECHNOLOGY FUND | NASDAQ Composite Index | Class C, ICON Information Technology Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Information Technology Fund Class C
Label	rr_AverageAnnualReturnLabel	NASDAQ Composite Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	(1.80%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	7.90%
ICON INFORMATION TECHNOLOGY FUND | NASDAQ Composite Index | Class S, ICON Information Technology Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Information Technology Fund Class S
Label	rr_AverageAnnualReturnLabel	NASDAQ Composite Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 19, 1997
1 Year	rr_AverageAnnualReturnYear01	(1.80%)
5 Years	rr_AverageAnnualReturnYear05	1.53%
10 Years	rr_AverageAnnualReturnYear10	2.94%
Since Inception	rr_AverageAnnualReturnSinceInception	4.44%
ICON MATERIALS FUND | ICON Sector Funds
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ICON MATERIALS FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long-term capital appreciation.
Fees and Expenses of the Fund	if1025770_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 74 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 64 of the Fund’s statement of additional information.
Expense Breakpoint Discounts	if1025770_ExpenseBreakPointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 74 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 64 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C shares:
Portfolio Turnover	if1025770_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62.97% of the average value of its whole portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.97%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Materials sector (as determined by the Global Industry Classification Standard) including, but not limited to Aluminum, Commodity Chemicals, Construction Materials, Diversified Chemicals, Diversified Metals & Mining, Fertilizers & Agricultural Chemicals, Forest Products, Gold, Industrial Gases, Metal & Glass Containers, Paper Packaging, Paper Products, Precious Metals & Minerals, Specialty Chemicals, and Steel. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Materials sector (as determined by the Global Industry Classification Standard) including, but not limited to Aluminum, Commodity Chemicals, Construction Materials, Diversified Chemicals, Diversified Metals & Mining, Fertilizers & Agricultural Chemicals, Forest Products, Gold, Industrial Gases, Metal & Glass Containers, Paper Packaging, Paper Products, Precious Metals & Minerals, Specialty Chemicals, and Steel.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Materials sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, general economic conditions, commodity prices, competition, and changes in government regulation may impact the performance of the Fund.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.
Performance History	if1025770_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, both before and after taxes, is no guarantee of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iconfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-764-0442
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of 12/31 — Class S
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q4 2003 28.47% Worst Quarter: Q4 2008 -30.77%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods ended 12/31/11
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON MATERIALS FUND | Class A, ICON Materials Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	1.01%
Expense Recoupments	rr_Component2OtherExpensesOverAssets	none	[25]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.26%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[25]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.74%	[23]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	836
3 Years	rr_ExpenseExampleYear03	1,194
5 Years	rr_ExpenseExampleYear05	1,671
10 Years	rr_ExpenseExampleYear10	2,982
ICON MATERIALS FUND | Class C, ICON Materials Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component1OtherExpensesOverAssets	2.11%
Expense Recoupments	rr_Component2OtherExpensesOverAssets		[25]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.11%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.61%)	[25]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.50%	[23]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	353
3 Years	rr_ExpenseExampleYear03	1,103
5 Years	rr_ExpenseExampleYear05	1,969
10 Years	rr_ExpenseExampleYear10	4,199
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	253
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,103
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,969
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,199
ICON MATERIALS FUND | Class S, ICON Materials Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.33%
Expense Recoupments	rr_Component2OtherExpensesOverAssets		[25]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[25]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.33%	[23]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class S
1 Year	rr_ExpenseExampleYear01	135
3 Years	rr_ExpenseExampleYear03	421
5 Years	rr_ExpenseExampleYear05	728
10 Years	rr_ExpenseExampleYear10	1,600
Annual Total Returns	rr_BarChartTableAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.77%)
2002	rr_AnnualReturn2002	(12.43%)
2003	rr_AnnualReturn2003	36.62%
2004	rr_AnnualReturn2004	29.18%
2005	rr_AnnualReturn2005	14.28%
2006	rr_AnnualReturn2006	19.45%
2007	rr_AnnualReturn2007	35.24%
2008	rr_AnnualReturn2008	(47.84%)
2009	rr_AnnualReturn2009	39.10%
2010	rr_AnnualReturn2010	26.55%
2011	rr_AnnualReturn2011	(9.74%)
ICON MATERIALS FUND | Return Before Taxes | Class A, ICON Materials Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Materials Fund Class A
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	(15.28%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(1.27%)
ICON MATERIALS FUND | Return Before Taxes | Class C, ICON Materials Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Materials Fund Class C
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	(11.69%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.79%
ICON MATERIALS FUND | Return Before Taxes | Class S, ICON Materials Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Materials Fund Class S
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	May 5, 1997
1 Year	rr_AverageAnnualReturnYear01	(9.74%)
5 Years	rr_AverageAnnualReturnYear05	2.31%
10 Years	rr_AverageAnnualReturnYear10	8.99%
Since Inception	rr_AverageAnnualReturnSinceInception	3.56%
ICON MATERIALS FUND | Return After Taxes on Distributions | Class S, ICON Materials Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Materials Fund Class S
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Inception Date	rr_AverageAnnualReturnInceptionDate	May 5, 1997
1 Year	rr_AverageAnnualReturnYear01	(9.88%)
5 Years	rr_AverageAnnualReturnYear05	1.15%
10 Years	rr_AverageAnnualReturnYear10	7.97%
Since Inception	rr_AverageAnnualReturnSinceInception	2.74%
ICON MATERIALS FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class S, ICON Materials Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Materials Fund Class S
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception Date	rr_AverageAnnualReturnInceptionDate	May 5, 1997
1 Year	rr_AverageAnnualReturnYear01	(6.15%)
5 Years	rr_AverageAnnualReturnYear05	1.48%
10 Years	rr_AverageAnnualReturnYear10	7.59%
Since Inception	rr_AverageAnnualReturnSinceInception	2.73%
ICON MATERIALS FUND | S&P 1500 Materials Index | Class A, ICON Materials Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Materials Fund Class A
Label	rr_AverageAnnualReturnLabel	S&P 1500 Materials Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	(8.24%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	6.39%
ICON MATERIALS FUND | S&P 1500 Materials Index | Class C, ICON Materials Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Materials Fund Class C
Label	rr_AverageAnnualReturnLabel	S&P 1500 Materials Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	(8.24%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	6.39%
ICON MATERIALS FUND | S&P 1500 Materials Index | Class S, ICON Materials Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Materials Fund Class S
Label	rr_AverageAnnualReturnLabel	S&P 1500 Materials Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 5, 1997
1 Year	rr_AverageAnnualReturnYear01	(8.24%)
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	7.60%
Since Inception	rr_AverageAnnualReturnSinceInception	5.49%
ICON MATERIALS FUND | S&P Composite 1500 Index | Class A, ICON Materials Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Materials Fund Class A
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	1.75%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	10.37%
ICON MATERIALS FUND | S&P Composite 1500 Index | Class C, ICON Materials Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Materials Fund Class C
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	1.75%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	10.37%
ICON MATERIALS FUND | S&P Composite 1500 Index | Class S, ICON Materials Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Materials Fund Class S
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 5, 1997
1 Year	rr_AverageAnnualReturnYear01	1.75%
5 Years	rr_AverageAnnualReturnYear05	0.11%
10 Years	rr_AverageAnnualReturnYear10	3.40%
Since Inception	rr_AverageAnnualReturnSinceInception	5.20%
ICON UTILITIES FUND | ICON Sector Funds
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ICON UTILITIES FUND (Formerly, ICON Telecommunication & Utilities Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long-term capital appreciation.
Fees and Expenses of the Fund	if1025770_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 74 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 64 of the Fund’s statement of additional information.
Expense Breakpoint Discounts	if1025770_ExpenseBreakPointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 74 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 64 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C shares:
Portfolio Turnover	if1025770_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 114.73% of the average value of its whole portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	114.73%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Utilities sectors (as determined by the Global Industry Classification Standard) including, but not limited to: Electric Utilities, Gas Utilities, Independent Power Producers & Energy Traders, Multi-utilities and Water Utilities. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Utilities sectors (as determined by the Global Industry Classification Standard) including, but not limited to: Electric Utilities, Gas Utilities, Independent Power Producers & Energy Traders, Multi-utilities and Water Utilities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Utilities sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, general economic conditions, supply and demand, competition, and government regulation or deregulation may impact the performance of this Fund. The recent trend towards deregulation in the Utilities industries presents special risks. Companies may be faced with increased competition and may become less profitable.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.
Performance History	if1025770_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, both before and after taxes, is no guarantee of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iconfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-764-0442
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of 12/31 — Class S
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q2 2003 21.09% Worst Quarter: Q3 2002 -15.70%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods ended 12/31/11
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON UTILITIES FUND | Class A, ICON Utilities Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	184.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	185.34%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(183.59%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.75%	[23]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	837
3 Years	rr_ExpenseExampleYear03	9,762
5 Years	rr_ExpenseExampleYear05	9,762
10 Years	rr_ExpenseExampleYear10	9,762
ICON UTILITIES FUND | Class C, ICON Utilities Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component1OtherExpensesOverAssets	120.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	122.08%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(119.58%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.50%	[23]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	353
3 Years	rr_ExpenseExampleYear03	6,510
5 Years	rr_ExpenseExampleYear05	6,510
10 Years	rr_ExpenseExampleYear10	6,510
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	253
3 Years	rr_ExpenseExampleNoRedemptionYear03	6,510
5 Years	rr_ExpenseExampleNoRedemptionYear05	6,510
10 Years	rr_ExpenseExampleNoRedemptionYear10	6,510
ICON UTILITIES FUND | Class S, ICON Utilities Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.51%	[23]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class S
1 Year	rr_ExpenseExampleYear01	154
3 Years	rr_ExpenseExampleYear03	498
5 Years	rr_ExpenseExampleYear05	866
10 Years	rr_ExpenseExampleYear10	1,902
Annual Total Returns	rr_BarChartTableAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.70%)
2002	rr_AnnualReturn2002	(18.33%)
2003	rr_AnnualReturn2003	25.50%
2004	rr_AnnualReturn2004	15.71%
2005	rr_AnnualReturn2005	11.06%
2006	rr_AnnualReturn2006	24.33%
2007	rr_AnnualReturn2007	22.81%
2008	rr_AnnualReturn2008	(30.36%)
2009	rr_AnnualReturn2009	8.40%
2010	rr_AnnualReturn2010	8.34%
2011	rr_AnnualReturn2011	14.72%
ICON UTILITIES FUND | Return Before Taxes | Class A, ICON Utilities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Utilities Fund Class A
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	7.19%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	8.64%
ICON UTILITIES FUND | Return Before Taxes | Class C, ICON Utilities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Utilities Fund Class C
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	12.54%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	13.59%
ICON UTILITIES FUND | Return Before Taxes | Class S, ICON Utilities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Utilities Fund (Formerly, ICON Telecommunication & Utilities Fund) Class S
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 9, 1997
1 Year	rr_AverageAnnualReturnYear01	14.72%
5 Years	rr_AverageAnnualReturnYear05	2.88%
10 Years	rr_AverageAnnualReturnYear10	6.56%
Since Inception	rr_AverageAnnualReturnSinceInception	7.74%
ICON UTILITIES FUND | Return After Taxes on Distributions | Class S, ICON Utilities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Utilities Fund (Formerly, ICON Telecommunication & Utilities Fund) Class S
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 9, 1997
1 Year	rr_AverageAnnualReturnYear01	13.86%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	5.44%
Since Inception	rr_AverageAnnualReturnSinceInception	4.75%
ICON UTILITIES FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class S, ICON Utilities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Utilities Fund (Formerly, ICON Telecommunication & Utilities Fund) Class S
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 9, 1997
1 Year	rr_AverageAnnualReturnYear01	10.55%
5 Years	rr_AverageAnnualReturnYear05	2.02%
10 Years	rr_AverageAnnualReturnYear10	5.38%
Since Inception	rr_AverageAnnualReturnSinceInception	5.02%
ICON UTILITIES FUND | S&P 1500 Telecommunications Services Index | Class A, ICON Utilities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Utilities Fund Class A
Label	rr_AverageAnnualReturnLabel	S&P 1500 Telecommunications Services Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	5.83%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	10.78%
ICON UTILITIES FUND | S&P 1500 Telecommunications Services Index | Class C, ICON Utilities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Utilities Fund Class C
Label	rr_AverageAnnualReturnLabel	S&P 1500 Telecommunications Services Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	5.83%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	10.78%
ICON UTILITIES FUND | S&P 1500 Telecommunications Services Index | Class S, ICON Utilities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Utilities Fund (Formerly, ICON Telecommunication & Utilities Fund) Class S
Label	rr_AverageAnnualReturnLabel	S&P 1500 Telecommunications Services Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 9, 1997
1 Year	rr_AverageAnnualReturnYear01	5.83%
5 Years	rr_AverageAnnualReturnYear05	1.11%
10 Years	rr_AverageAnnualReturnYear10	1.42%
Since Inception	rr_AverageAnnualReturnSinceInception	2.54%
ICON UTILITIES FUND | S&P 1500 Utilities Index | Class A, ICON Utilities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Utilities Fund Class A
Label	rr_AverageAnnualReturnLabel	S&P 1500 Utilities Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	19.52%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	17.15%
ICON UTILITIES FUND | S&P 1500 Utilities Index | Class C, ICON Utilities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Utilities Fund Class C
Label	rr_AverageAnnualReturnLabel	S&P 1500 Utilities Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	19.52%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	17.15%
ICON UTILITIES FUND | S&P 1500 Utilities Index | Class S, ICON Utilities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Utilities Fund (Formerly, ICON Telecommunication & Utilities Fund) Class S
Label	rr_AverageAnnualReturnLabel	S&P 1500 Utilities Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 9, 1997
1 Year	rr_AverageAnnualReturnYear01	19.52%
5 Years	rr_AverageAnnualReturnYear05	4.27%
10 Years	rr_AverageAnnualReturnYear10	7.08%
Since Inception	rr_AverageAnnualReturnSinceInception	7.41%
ICON UTILITIES FUND | S&P Composite 1500 Index | Class A, ICON Utilities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Utilities Fund Class A
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	1.75%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	10.37%
ICON UTILITIES FUND | S&P Composite 1500 Index | Class C, ICON Utilities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Utilities Fund Class C
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01	1.75%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	10.37%
ICON UTILITIES FUND | S&P Composite 1500 Index | Class S, ICON Utilities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Utilities Fund (Formerly, ICON Telecommunication & Utilities Fund) Class S
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 9, 1997
1 Year	rr_AverageAnnualReturnYear01	1.75%
5 Years	rr_AverageAnnualReturnYear05	0.11%
10 Years	rr_AverageAnnualReturnYear10	3.40%
Since Inception	rr_AverageAnnualReturnSinceInception	4.59%

[1]	The Maximum Sales Charge (Load) and the Maximum Deferred Sales Charge (Load) will not be applied to grandfathered pre-merger Class I shareholders.
[2]	The information presented is as of September 30, 2011 (the Fund's fiscal year end) for Class A before the share class merger.
[3]	Effective with this Prospectus, Class I is being merged with and into Class A.
[4]	During the year-ended September 30, 2011, ICON Advisers waived $4,226 and recouped $404 of Class S expenses. At September 30, 2011, Class S was recouping expenses.
[5]	ICON Advisers has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.00%, an annual rate for Class C of 1.60%, and an annual rate of 0.75% for Class S. This expense limitation agreement may be terminated at any time after January 31, 2013 for Class A and January 31, 2021 for Class C and Class S upon 30 days written notice of termination to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any expenses waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.
[6]	Effective with this Prospectus, Class Z is being renamed Class S.
[7]	Class I merged with and into Class A effective January 23, 2012. The information presented in the table is that of Class A before the merger.
[8]	During the year-ended September 30, 2011, ICON Advisers waived $3,616 and recouped $522 of Class S expenses. At September 30, 2011 Class S was recouping expenses.
[9]	ICON Advisers has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.45%, an annual rate for Class C of 2.20%, and an annual rate of 1.20% for Class S. This expense limitation may be terminated at any time after January 31, 2021 upon 30 days' written notice of termination to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.
[10]	Effective January 23, 2012, ICON Advisers has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.50%, an annual rate for Class C of 2.25%, and an annual rate of 1.25% for Class S. This expense limitation agreement may be terminated at any time after January 31, 2013 upon 30 days written notice of termination to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any expenses waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.
[11]	Restated from the most recent fiscal year end to reflect the current expense limitation agreement.
[12]	The information presented is as of September 30, 2011 (the Fund's fiscal year end) amended to reflect the current expense limitation agreement and for Class A before the share class merger.
[13]	During the year-ended September 30, 2011, ICON Advisers waived $3,881 and recouped $509 of Class S expenses. At September 30, 2011, Class S was recouping expenses.
[14]	ICON Advisers has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage, dividends on short sales and extraordinary expenses) to an annual rate for Class A of 1.55%, an annual rate for Class C of 2.30%, and an annual rate of 1.25% for Class S. This expense limitation may be terminated at any time after January 31, 2021 upon 30 days' written notice of termination to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.
[15]	During the year-ended September 30, 2011, ICON Advisers waived $3,771 and recouped $530 of Class S expenses and waived $52,800. At September 30, 2011, Class S was recouping expenses.
[16]	ICON Advisers has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.80% and Class C of 2.55%. This expense limitation may be terminated at any time after January 31, 2021 upon 30 days written notice of termination to the Fund's Board of Trustees. ICON is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.
[17]	ICON has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.80% and Class C of 2.55%. This expense limitation may be terminated at any time after January 31, 2021 upon 30 days written notice of termination to the Fund's Board of Trustees. ICON is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expenses limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.
[18]	Class S merged with and into Class Z effective January 23, 2012 and the Class Z was renamed Class S. Class I merged with and into Class A effective January 23, 2012. The information presented in the bar chart and the table is that of Class Z before the merger and name change and Class A before the merger.
[19]	ICON has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.80%, an annual rate for Class C of 2.55% and an annual rate of 1.55% for Class S. This expense limitation may be terminated at any time after January 31, 2021 upon 30 days' written notice of termination to the Fund's Board of Trustees. ICON is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.
[20]	The information presented is as of September 30, 2011 (the Fund's fiscal year end) for Class Z before the share class merger and name change.
[21]	During the year-ended September 30, 2011, ICON Advisers waived $1,629 and recouped $1,629 of Class S expenses. At September 30, 2011, Class S was neither waiving nor recouping expenses.
[22]	Effective January 1, 2011, ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.99%, Class C of 2.74% and Class S of 1.74%. This expense limitation may be terminated at any time after January 31, 2013 upon 30 days written notice to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.
[23]	Effective January 1, 2011, ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%, Class C of 2.50% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2013 upon 30 days written notice to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.
[24]	During the year-ended September 30, 2011, ICON Advisers waived $3,261 and recouped $3,261 of Class S expenses. At September 30, 2011, Class S was neither waiving nor recouping expenses.
[25]	During the year-ended September 30, 2011, ICON Advisers waived $2,428 and recouped $9 of Class A expenses. At September 30, 2011, Class A was waiving expenses.